Annual Report

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Independence One®

Mutual Funds

Independence One® Mutual Funds offer eight portfolios, including three equity funds, two bond funds and three money market funds. This Annual Report relates to the following funds:

Independence One Equity Plus Fund
Class A Shares
Class B Shares

Independence One Small Cap Fund
Class A Shares

Independence One International Equity Fund
Class A Shares

Independence One U.S. Government Securities Fund
Class A Shares
Class B Shares

April 30, 2001

[Logo of Independence One]

For more information about any of the Independence One® Mutual Funds, please call 800-334-2292 for a prospectus, which should be read carefully before investing.

President's Message

Dear Investor:

I am pleased to present the Annual Report of the Independence One Mutual Funds, which covers the 12-month period from May 1, 2000 through April 30, 2001. Inside, you'll find complete financial information for the funds. The report begins with a discussion by the funds' portfolio managers, followed by a listing of each fund's holdings and financial statements.

The following is a fund-by-fund summary of performance over the 12-month reporting period:

Independence One Equity Plus Fund

During the reporting period, this diversified portfolio of high-quality stocks issued by household-name companies was impacted by the general decline in stock prices. As a result, the fund's Class A Shares produced a negative total return of (14.35)%, or (17.76)% adjusted for the sales charge, since this share class began operation on May 23, 2000 through April 30, 2001.1 Class B Shares produced a 12-month total return of (18.50)%, or (22.37)% adjusted for the contingent deferred sales charge.1 The fund ended the reporting period with $277.7 million in net assets.

Independence One Small Cap Fund

During the reporting period, small cap stocks generally produced negative returns.2 However, Independence One Small Cap Fund produced a positive 12-month total return of 4.72% or 0.50% adjusted for the sales charge.1 The fund ended the reporting period with $40.6 million in net assets.

Independence One International Equity Fund

During the reporting period, as with U.S. stocks, international stocks experienced volatility and price declines. As a result, the fund's portfolio of stocks from recognized exchanges throughout the world3 produced a negative total return of (14.80)%, or (18.20)% adjusted for the sales charge,1 for Class A Shares. The fund's net assets totaled $21.7 million at the end of the reporting period.

Independence One U.S. Government Securities Fund

For Class A Shares, this fund's all-government bond portfolio produced an income stream totaling $0.57 per share, while the net asset value rose $0.30. As a result, Class A Shares produced a positive total return of 10.04%, or 5.61% adjusted for the sales charge.1 Class B Shares produced an income stream totaling $0.47 per share, while the net asset value rose $0.30. As a result, Class B Shares produced a positive total return of 8.95%, or 3.95% adjusted for the contingent deferred sales charge.1 Fund net assets totaled $43.1 million at the end of the reporting period.

Thank you for selecting the Independence One Mutual Funds to pursue your financial goals. I urge you to remember that the performance of stocks is best measured over the long term. Short-term volatility, while painful, is part of stock investing and for many investors presents an opportunity to purchase additional shares at lower prices.

We look forward to keeping you informed about the progress of your investment.

Sincerely,

/s/ Edward C. Gonzales

Edward C. Gonzales
President
June 15, 2001

1 Performance quoted reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available by calling 1-800-334-2292.

2 In return for a higher level of growth potential, small-company stocks have historically experienced a higher degree of price volatility.

3 Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

Independence One Equity Plus Fund--Class A Share, Class B Shares

Question: What is your overview of what was a difficult 12-month period for the stocks, particularly growth stocks?

Answer: It was a difficult 12-month period for stocks as the economy slowed and investors became concerned about corporate earnings. As analysts lowered their earnings per share growth projections, growth stocks, in particular, fell to adjust their valuation levels because they tend to trade at higher valuations than value stocks.

Question: What was the total return of Independence One Equity Plus Fund--Class A Shares and Class B Shares during the 12-month reporting period?

Answer: The performance, based on net asset value, for the Independence One Equity Plus Fund, Class A Shares was (14.35)% for the period from May 23, 2000 (date of initial public investment) to April 30, 2001. Class B Shares returned (18.50)%, based on net asset value, for the 12-month reporting period.

Question: What were the fund's top 10 holdings at the end of the reporting period?

Top 10 Holdings

Name	Percentage of Net Assets
General Electric Co.	7.304
Microsoft Corp.	5.490
Exxon Mobil Corp.	4.678
Pfizer Inc.	4.150
Citigroup Inc.	3.749
Wal-Mart Stores	3.511
AOL Time Warner	3.319
Intel Corp.	3.159
International Business Machines Corp.	3.068
American International Group	2.893

Question: We've seen a series of rate cuts by the Federal Reserve Board (the "Fed") and some improvement in the market. What factors will determine the direction of the market through the rest of the year?

Answer: The primary driver that will determine the direction of the market through the rest of the year should be additional rate cuts. Other driving forces should be corporate earnings and investor sentiment.

Independence One Small Cap Fund

Question: The small-cap market--particularly small cap value stocks--fared somewhat better than large-cap stocks during the 12-month reporting period. What are your comments?

Answer: Prior to the last 12-month reporting period, small-cap stocks were under-appreciated by the market as investors focused on large-cap growth stocks. Recently, however, as the economy slowed and growth stock valuation levels have come into question, investors have turned their attention to small cap value stocks which represent a more conservative way to invest in the equity market.

Question: What was the total return of Independence One Small Cap Fund during the 12-month reporting period compared to the average small cap fund tracked by the Standard & Poor's SmallCap 600 Index and the Russell 2000 Index?

Answer: The Independence One Small Cap Fund returned 4.72% based on net asset value, compared to the S&P SmallCap 600 Index, the benchmark of the fund, which returned 8.11%1 and the Russell 2000 Index, which returned (2.87)%.2

Question: What is your outlook for the small cap market through the rest of the year?

Answer: The outlook should continue to be determined by the health of the economy and strength of corporate earnings as the Federal Reserve Board continues to lower rates. We expect that investors will continue to be interested in investing in the equity markets.

1 The S&P Small Cap 600 Index is an unmanaged, capitalization weighted index of 600 common stocks. It is designed to provide a measure of overall small capitalization company performance, and includes common stocks of companies from a variety of economic sectors. "Standard & Poor's®," "S&P®" and "S&P Small Cap 600®" are trademarks of the McGraw-Hill Companies, Inc. and have been authorized for use by Independence One Small Cap Fund. The fund is not sponsored, endorsed, sold or promoted by or affiliated with Standard & Poor's. Investment cannot be made in an index.

2 The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. This index is unmanaged and investments cannot be made in an index.

Independence One International Equity Fund

Question: What is your review of the international marketplace, which to a large degree mirrored the volatile U.S. equity market during the 12-month reporting period?

Answer: The U.S. and international markets have become more intertwined, as global companies have begun to see the whole world as their marketplace. While we think that it is still important to diversify in various international regions, we also believe that the industry in which a company is active will drive stock prices more than the country characteristics.

Question: What was the total return of Independence One International Equity Fund during the 12-month reporting period ended April 30, 2001 compared to the MSCI-EAFE Index?

Answer: The total return of the Independence One International Equity Fund, based on net asset value, for the 12-month reporting period ended April 30, 2001 was (14.80)%. This compares to a return of (16.39)% for the MSCI-EAFE Index.1

Question: What were the fund's country weightings at the end of the reporting period?

Country Weightings

Country	Percentage of portfolio
United Kingdom	24.43
Japan	17.98
Netherlands	11.10
France	10.74
Switzerland	6.90
Germany	5.96
Spain	4.63
Hong Kong	4.44
Finland	2.30
Italy	2.29
Ireland	2.21
Sweden	2.12
Australia	1.52
Portugal	1.26
New Zealand	1.06
United States	1.06

Question: What is your outlook for the major regions of the world for the rest of the year?

Answer: For Europe, we expect a slowing economy, although considerably less so than in the United States. In the second half of the year, we expect growth in the European telecommunications and financial sectors to strengthen. The combination of continued weak domestic demand and a global slowdown of growth should cause a slowing of GDP growth in Japan. Additionally, we are concerned about a possible collapse in the Japanese banking sector.

1 The MSCI-EAFE is an unmanaged market capitalization weighted foreign securities index, which is widely used to measure performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The MSCI-EAFE is monitored by Capital International, S.A., Geneva, Switzerland. Investments cannot be made in an index.

Independence One U.S. Government Securities Fund--Class A Shares, Class B Shares

Question: What are your comments on what was a positive reporting period for the government bond market?

Answer: The events of the past twelve months have highlighted the benefits of diversification in modern portfolio management. As evidence of a sharply slowing economy mounted, and corporate earnings prospects were revised lower, the major stock market indices fell. Technology issues were particularly hard hit, with the NASDAQ Composite Index falling almost 70% from its record level set in March 2000. As layoffs in the manufacturing sector mounted, and consumer confidence plunged, the Federal Reserve Board (the "Fed") acted decisively to lower interest rates in an effort to avoid an economic recession. Since the beginning of the year, the Fed has lowered short-term interest rates by 50 basis points on four separate occasions, for a cumulative reduction of 2.0%. Bond prices reacted favorably to these events, and the investment gains earned by the typical fixed income fund have helped to offset the losses suffered in the equity markets.

Question: How did Independence One U.S. Government Securities Fund--Class A Shares and Class B Shares perform during the 12-month reporting period ended April 30, 2001?

Answer: The Independence One U.S. Government Securities Fund--Class A Shares had a total return, based on net asset value, of 10.04% for the reporting period. The Independence One U.S. Government Securities Fund--Class B Shares had a total return, based on net asset value, of 8.95% for the reporting period.

Question: With a series of interest rate cuts by the Fed behind us, what is your outlook for government bonds?

Answer: The Fed appears to be steadfast in its mission to bring the nation's currently anemic economic growth rate back up to its longer term potential. We are of the opinion that they will continue to lower their short-term interest rate targets during the next quarter. This should provide a firm underpinning for fixed income securities. However, the bond market will be alert to signs that the Fed is becoming too accommodative in its monetary policy. The danger is that an excessive amount of monetary stimulus will touch off a bout of price increases. An increase in the underlying rate of inflation would likely hurt the performance of fixed income securities, especially those with longer maturities.

Independence One Equity Plus Fund--Class A Shares

Growth of $10,000 Invested in Independence One Equity Plus Fund

The graph below illustrates the hypothetical investment of $10,0001 in the Independence One Equity Plus Fund (Class A Shares) (the "Fund") from May 23, 2000 (start of performance) to April 30, 2001, compared to the Standard & Poor's 100 Composite Stock Price Index.2

[Graphic Representation Omitted -- See Appendix]

CUMULATIVE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 20013,4

Start of Performance (5/23/00)             (17.76)%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.00% ($10,000 investment minus $400 sales charge = $9,600). The Fund's performance assumes the reinvestment of all dividends and distributions. The Standard & Poor's 100 Composite Stock Price Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Standard & Poor's 100 Composite Stock Price Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges.

4 The Fund commenced operations on 9/25/95, offering only one class of shares, which are now designated as Trust Shares. The performance for Class A Shares, reflecting performance of Trust Shares, recalculated to reflect the maximum 4.0% sales charge and the effect of a distribution (12b-1) fee imposed on Class A Shares for the 1-year, 5-year and since inception period (9/25/95) ended 4/30/01 was (21.17)%, 14.61%, and 16.73%, respectively.

Independence One Equity Plus Fund--Class B Shares

Growth of $10,000 Invested in Independence One Equity Plus Fund

The graph below illustrates the hypothetical investment of $10,0001 in the Independence One Equity Plus Fund (Class B Shares) (the "Fund") from October 20, 1999 (start of performance) to April 30, 2001, compared to the Standard & Poor's 100 Composite Stock Price Index.2

[Graphic Representation Omitted -- See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 20013,4

1 Year                                                                 (22.37)%
Start of Performance (10/20/99)                         (5.16)%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a maximum 5.00% contingent deferred sales charge on any redemption less than 1 year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Standard & Poor's 100 Composite Stock Price Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Standard & Poor's 100 Composite Stock Price Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges.

4 The Fund commenced operations on 9/25/95, offering only one class of shares, which are now designated as Trust Shares. The performance for Class B Shares, reflecting performance of Trust Shares, recalculated to reflect the maximum 5.0% contingent deferred sales charge and the effect of a distribution (12b-1) fee and shareholder services fee imposed on Class B Shares for the 5-year and since inception period ended 4/30/01 was 12.80% and 14.88%, respectively.

Independence One Small Cap Fund--Class A Shares

Growth of $10,000 Invested in Independence One Small Cap Fund

The graph below illustrates the hypothetical investment of $10,0001 in the Independence One Small Cap Fund (Class A Shares) (the "Fund") from June 22, 1998 (start of performance) to April 30, 2001, compared to the Standard & Poor's SmallCap 600 Composite Stock Price Index.2

[Graphic Representation Omitted -- See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 20013

1 Year	0.50%
Start of Performance (6/22/98)	3.86%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.00% ($10,000 investment minus $400 sales charge = $9,600). The Fund's performance assumes the reinvestment of all dividends and distributions. The Standard & Poor's SmallCap 600 Composite Stock Price Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Standard & Poor's SmallCap 600 Composite Stock Price Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges.

Independence One International Equity Fund--Class A Shares

Growth of $10,000 Invested in Independence One International Equity Fund

The graph below illustrates the hypothetical investment of $10,0001 in the Independence One International Equity Fund (Class A Shares) (the "Fund") from September 25, 1998 (start of performance) to April 30, 2001, compared to the Morgan Stanley Capital International EAFE Index.2

[Graphic Representation Omitted -- See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 20013

1 Year                                                                      (18.20)%
Start of Performance (9/25/98)                                  5.51%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.00% ($10,000 investment minus $400 sales charge = $9,600). The Fund's performance assumes the reinvestment of all dividends and distributions. Morgan Stanley Capital International EAFE Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Morgan Stanley Capital International EAFE Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges.

Independence One U.S. Government Securities Fund--Class A Shares

Growth of $10,000 Invested in Independence One U.S. Government Securities Fund

The graph below illustrates the hypothetical investment of $10,0001 in the Independence One U.S. Government Securities Fund (Class A Shares) (the "Fund") from January 11, 1993 (start of performance) to April 30, 2001, compared to the Merrill Lynch U.S. Treasury/Agency Master Index.2

[Graphic Representation Omitted -- See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 20013

1 Year	5.61%
5 Year	5.89%
Start of Performance (1/11/93)	5.85%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.00% ($10,000 investment minus $400 sales charge = $9,600). The Fund's performance assumes the reinvestment of all dividends and distributions. The Merrill Lynch U.S. Treasury/Agency Master Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Merrill Lynch U.S. Treasury/Agency Master Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges.

Independence One U.S. Government Securities Fund--Class B Shares

Growth of $10,000 Invested in Independence One U.S. Government Securities Fund

The graph below illustrates the hypothetical investment of $10,0001 in the Independence One U.S. Government Securities Fund (Class B Shares) (the "Fund") from March 8, 2000 (start of performance) to April 30, 2001, compared to the Merrill Lynch U.S. Treasury/Agency Master Index.2

[Graphic Representation Omitted -- See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 20013,4

1 Year	3.95%
Start of Performance (3/8/00)	5.22%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a maximum 5.00% contingent deferred sales charge on any redemption less than 1 year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Merrill Lynch U.S. Treasury/Agency Master Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Merrill Lynch U.S. Treasury/Agency Master Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges.

4 The Fund commenced operations on 1/11/93, offering only one class of shares, which are now designated as Class A Shares. The performance for Class B Shares, reflecting performance of Class A Shares at net asset value, recalculated to reflect the maximum 5.0% contingent deferred sales charge and the effect of a distribution (12b-1) fee and shareholder services fee imposed on Class B Shares for the 5-year and since inception period (1/11/93) ended 4/30/01 was 3.76% and 5.37%, respectively.

Last Meeting of Shareholders

The special meeting of shareholders of Independence One Mutual Funds (the "Trust"), presently consisting of eight portfolios: Independence One Prime Money Market Fund, Independence One U.S. Treasury Money Market Fund, Independence One Michigan Municipal Cash Fund, Independence One U.S. Government Securities Fund, Independence One Fixed Income Fund, Independence One Equity Plus Fund, Independence One Small Cap Fund and Independence One International Equity Fund (each a "Fund"), was held on March 15, 2001. The meeting was adjourned and reconvened on March 22, 2001. The following items were considered by shareholders and the results of their voting were as follows.

1. Election of a Trustee1 (voted upon by shareholders of the Trust).

	Shares Voted Affirmatively	Shares Withheld
Nathan Forbes	607,920,569	7,742,225

1 The following Trustees continued their terms as Trustees: Robert E. Baker, Harold Berry Harry J. Nederlander, Thomas S. Wilson.

2. To approve a new advisory agreement with Independence One Capital Management Corporation for each of the Funds (voted upon by shareholders of all Funds).

Independence One Equity Plus Fund

Shares Voted Affirmatively	Shares Voted Negatively	Shares Abstaining
10,266,548	25,000	31,982

Independence One Small Cap Fund

Shares Voted Affirmatively	Shares Voted Negatively	Shares Abstaining
3,239,833	4,142	1,649

Independence One International Equity Fund

Shares Voted Affirmatively	Shares Voted Negatively	Shares Abstaining
1,771,615	0	437

Independence One U.S. Government Securities Fund

Shares Voted Affirmatively	Shares Voted Negatively	Shares Abstaining
4,073,318	0	6,673

3. To approve a new subadvisory contract with Sosnoff Sheridan Corporation for Independence One Equity Plus Fund (voted upon by shareholders of Independence One Equity Plus Fund).

Shares Voted Affirmatively	Shares Voted Negatively	Shares Abstaining
10,257,048	27,941	38,541

4. To approve a new subadvisory contract with Sosnoff Sheridan Corporation for Independence One Small Cap Fund (voted upon by shareholders of Independence One Small Cap Fund).

Shares Voted Affirmatively	Shares Voted Negatively	Shares Abstaining
3,234,116	7,923	3,585

5. To approve a new subadvisory contract with ABN AMRO Asset Management (USA) LLC for Independence One International Equity Fund (voted upon by shareholders of Independence One International Equity Fund).

Shares Voted Affirmatively	Shares Voted Negatively	Shares Abstaining
1,769,211	2,841	0

Independence One Equity Plus Fund
Portfolio of Investments

April 30, 2001

Shares	Value
Common Stocks--95.9%
		Aerospace & Defense--1.8%
	35,200	Boeing Co.	$2,175,360
	8,400	General Dynamics Corp.	647,472
	14,400	Raytheon Co., Class B	425,232
	7,700	Rockwell International Corp.	346,731
	19,800	United Technologies Corp.	1,545,984

		Total	5,140,779

		Automotive--1.3%
	78,200	Ford Motor Co.	2,305,336
	23,100	General Motors Corp.	1,266,111

		Total	3,571,447

		Basic Industry--0.5%
	36,500	ALCOA, Inc.	1,511,100

		Capital Goods--0.7%
	16,700	Minnesota Mining & Manufacturing Co.	1,987,467

		Chemicals--1.2%
	37,800	Dow Chemical Co.	1,264,410
	44,000	Du Pont (E.I.) de Nemours & Co.	1,988,360

		Total	3,252,770

		Computer Services--16.1%
	182,500	(1) AOL Time Warner, Inc.	9,216,250
	306,900	(1) Cisco Systems, Inc.	5,211,162
	7,100	(1) Computer Sciences Corp.	252,973
	81,500	Hewlett-Packard Co.	2,317,045
	74,000	International Business Machines Corp.	8,520,360
	225,000	(1) Microsoft Corp.	15,243,750
	236,500	(1) Oracle Corp.	3,821,840
	13,300	(1) Unisys Corp.	160,132

		Total	44,743,512

		Consumer Basics--0.9%
	56,100	American Express Co.	2,380,884

		Consumer Non-Durables--2.1%
	17,700	Campbell Soup Co.	538,788
	44,400	Gillette Co.	1,259,184
	54,800	Procter & Gamble Co.	3,290,740
	33,100	Sara Lee Corp.	659,021

		Total	5,747,733

		Electrical Equipment--8.3%
	3,400	Black & Decker Corp.	135,524
	9,400	Entergy Corp.	380,697
	417,900	General Electric Co.	20,280,687
	33,600	Honeywell, Inc.	1,642,368
	28,500	Southern Co.	666,615

		Total	23,105,891

		Electronic Technology--5.6%
	92,300	(1) EMC Corp.	3,655,080
	283,800	Intel Corp.	8,772,258
	7,300	(1) National Semiconductor Corp.	210,240
	73,100	Texas Instruments, Inc.	2,828,970

		Total	15,466,548

		Entertainment--2.4%
	87,700	Disney (Walt) Co.	2,652,925
	4,900	(1) Harrah's Entertainment, Inc.	169,050
	73,600	(1) Viacom, Inc., Class B	3,831,616

		Total	6,653,591

		Finance--10.4%
	48,800	Bank One Corp.	1,843,176
	68,600	Bank of America Corp.	3,841,600
	211,800	Citigroup, Inc.	10,409,970
	80,200	J.P. Morgan Chase & Co.	3,847,996
	10,500	Lehman Brothers Holdings, Inc.	763,875
	47,100	Morgan Stanley, Dean Witter & Co.	2,957,409
	81,300	U.S. Bancorp	1,721,934
	72,100	Wells Fargo Co.	3,386,537

		Total	28,772,497

		Financial Services--1.0%
	10,000	Hartford Financial Services Group, Inc.	621,000
	34,100	Merrill Lynch & Co., Inc.	2,103,970

		Total	2,724,970

		Food & Beverage--3.6%
	104,900	Coca-Cola Co.	4,845,331
	14,700	Heinz (H.J.) Co.	575,505
	55,300	McDonald's Corp.	1,520,750
	60,900	PepsiCo, Inc.	2,668,029
	13,100	Ralston Purina Co.	398,109

		Total	10,007,724

		Forest Products & Paper--0.5%
	2,400	Boise Cascade Corp.	83,952
	20,300	International Paper Co.	795,354
	9,200	Weyerhaeuser Co.	520,076

		Total	1,399,382

		Health Technology--5.2%
	43,900	(1) Amgen, Inc.	2,684,046
	8,900	(1) Medimmune, Inc.	348,435
	266,100	Pfizer, Inc.	11,522,130

		Total	14,554,611

		Hospital Supplies--0.7%
	12,400	Baxter International, Inc.	1,130,260
	23,300	HCA - The Healthcare Company	901,710

		Total	2,031,970

		Household Products--0.5%
	24,100	Colgate-Palmolive Co.	1,345,985

		Industrial Services--1.2%
	21,000	El Paso Corp	1,444,800
	31,500	Enron Corp.	1,975,680

		Total	3,420,480

		Insurance--3.5%
	21,600	American General Corp.	941,976
	98,200	American International Group, Inc.	8,032,760
	6,500	CIGNA Corp.	693,550

		Total	9,668,286

		Manufacturing--0.2%
	3,400	Allegheny Technologies Inc.	62,016
	12,700	Eastman Kodak Co.	552,450

		Total	614,466

		Office Equipment--0.1%
	28,100	Xerox Corp.	254,024

		Oil--5.7%
	14,000	Baker Hughes, Inc.	550,060
	146,600	Exxon Mobil Corp.	12,988,755
	18,700	Halliburton Co.	808,027
	24,100	Schlumberger Ltd.	1,597,830

		Total	15,944,672

		Personal Care Products--0.2%
	10,000	Avon Products, Inc.	423,200

		Pharmaceuticals--7.4%
	82,500	Bristol-Myers Squibb Co.	4,620,000
	58,600	Johnson & Johnson	5,653,728
	97,300	Merck & Co., Inc.	7,391,881
	54,400	Pharmacia & Upjohn, Inc.	2,842,944

		Total	20,508,553

		Producer Manufacturing--1.4%
	73,900	Tyco International Ltd.	3,944,043

		Retail--5.8%
	97,700	Home Depot, Inc.	4,601,670
	18,000	Limited, Inc.	304,560
	12,600	May Department Stores Co.	469,350
	7,800	RadioShack Corp.	238,914
	14,100	Sears, Roebuck & Co.	519,585
	8,300	(1) Toys 'R' Us, Inc.	205,840
	188,400	Wal-Mart Stores, Inc.	9,747,816

		Total	16,087,735

		Telecommunications--5.8%
	170,500	AT&T Corp.	3,798,740
	24,700	(1) Clear Channel Communications, Inc.	1,378,260
	37,300	(1) Global Crossing Ltd.	467,369
	143,500	Lucent Technologies, Inc.	1,436,435
	32,100	(1) Nextel Communications, Inc., Class A	521,625
	134,200	Nortel Networks Corp.	2,053,260
	113,900	Verizon Communications	6,272,473

		Total	15,928,162

		Transportation--0.6%
	16,500	Burlington Northern Santa Fe Corp.	485,100
	5,200	Delta Air Lines, Inc.	228,956
	12,500	(1) FedEx Corp.	525,875
	16,200	Norfolk Southern Corp.	319,788

		Total	1,559,719

		Utilities--1.0%
	22,400	(1) AES Corp.	1,067,808
	13,400	Exelon Corp.	925,270
	20,401	Williams Cos., Inc. (The)	860,272

		Total	2,853,350

		Utilities-Electric--0.2%
	13,600	American Electric Power Co., Inc.	671,024

		Total Common Stocks (identified cost $158,164,243)	266,276,575

Mutual Fund Shares--2.9%
	8,119,000	Independence One Prime Money Market Fund (at net asset value)	8,119,000

		Total Investments (identified cost $166,283,243) (2)	$274,395,575

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $166,959,243. The net unrealized appreciation of investments on a federal tax basis amounts to $107,436,332 which is comprised of $121,543,116 appreciation and $14,106,784 depreciation at April 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($277,672,723) at April 30, 2001.

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Statement of Assets and Liabilities

April 30, 2001

Assets:
Total investments in securities, at value (identified cost $166,283,243)		$274,395,575
Income receivable		177,304
Receivable for investments sold		2,964,742
Receivable for shares sold		395,116

Total assets		277,932,737
Liabilities:
Payable for shares redeemed	$166,442
Payable to bank	10,351
Payable to adviser	59,779
Payable to administrator	21,576
Other accrued expenses	1,866

Total liabilities		260,014

Net Assets		$277,672,723

Net Assets Consist of:
Paid in capital		$170,674,844
Net unrealized appreciation of investments		108,112,332
Accumulated net realized loss on investments		(1,205,225)
Undistributed net investment income		90,772

Total Net Assets		$277,672,723

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Trust Shares:
Net Asset Value Per Share ($269,939,012 ÷ 13,975,192 shares outstanding)		$19.32
Offering Price Per Share		$19.32
Redemption Proceeds Per Share		$19.32
Class A Shares:
Net Asset Value Per Share ($1,267,226 ÷ 65,673 shares outstanding)		$19.30
Offering Price Per Share (100/96.00 of $19.30)(1)		$20.10
Redemption Proceeds Per Share		$19.30
Class B Shares:
Net Asset Value Per Share ($6,466,485 ÷ 337,163 shares outstanding)		$19.18
Offering Price Per Share		$19.18
Redemption Proceeds Per Share (95.00/100 of $19.18)(2)		$18.22

(1) See "What Do Shares Cost?" in the Prospectus.

(2) See "Contingent Deferred Sales Charge" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Statement of Operations

Year Ended April 30, 2001

Investment Income:
Dividends		$3,204,778
Interest		432,427

Total income		3,637,205
Expenses:
Investment adviser fee	$1,277,331
Administrative personnel and services fee	314,441
Custodian fees	53,530
Transfer and dividend disbursing agent fees and expenses	70,650
Trustees' fees	14,364
Auditing fees	13,464
Legal fees	4,176
Portfolio accounting fees	103,243
Distribution services fee--Class A Shares	1,405
Distribution services fee--Class B Shares	35,977
Shareholder services fee--Class B Shares	11,992
Share registration costs	48,157
Printing and postage	36,019
Insurance premiums	1,641
Miscellaneous	9,039

Total expenses	1,995,429
Waiver:
Waiver of investment adviser fee	(319,332)

Net expenses		1,676,097

Net investment income		1,961,108

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		6,863,028
Net change in unrealized appreciation (depreciation) of investments		(71,811,212)

Net realized and unrealized loss on investments		(64,948,184)

Change in net assets resulting from operations		$(62,987,076)

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Statement of Changes in Net Assets

	Year Ended April 30,
	2001	2000
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$1,961,108	$2,214,382
Net realized gain on investments	6,863,028	12,069,026
Net change in unrealized appreciation (depreciation) of investments	(71,811,212)	32,468,020

Change in net assets resulting from operations	(62,987,076)	46,751,428

Distributions to Shareholders--
Distributions from net investment income
Trust Shares	(1,967,415)	(2,228,832)
Class A Shares	(2,574)	--
Class B Shares	--	(65)
Distributions from net realized gains
Trust Shares	(15,670,513)	(6,460,281)
Class A Shares	(38,189)	--
Class B Shares	(281,916)	(1,334)

Change in net assets resulting from distributions to shareholders	(17,960,607)	(8,690,512)

Share Transactions--
Proceeds from sale of shares	78,838,381	58,672,495
Net asset value of shares issued to shareholders in payment of distributions declared	15,230,862	6,865,673
Cost of shares redeemed	(61,104,206)	(73,379,819)

Change in net assets resulting from share transactions	32,965,037	(7,841,651)

Change in net assets	(47,982,646)	30,219,265
Net Assets:
Beginning of period	325,655,369	295,436,104

End of period (including undistributed net investment income of $90,772 and $99,654, respectively)	$277,672,723	$325,655,369

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Financial Highlights -- Class A Shares

(For a share outstanding throughout each period)
	Period Ended April 30, 2001(1)
Net asset value, beginning of period	$ 23.85
Income from investment operations
Net investment income	0.10
Net realized and unrealized gain (loss) on investments	(3.43)

Total from investment operations	(3.33)

Less distributions
Distributions from net investment income	(0.11)
Distributions from net realized gain on investments	(1.11)

Total distributions	(1.22)

Net asset value, end of period	$ 19.30

Total return(2)	(14.35)%
Ratios to average net assets
Expenses	0.76	%(4)
Net investment income	0.37	%(4)
Expense waiver/reimbursement(3)	0.10	%(4)
Supplemental data
Net assets, end of period (000 omitted)	$1,267
Portfolio turnover	27%

(1) Reflects operations for the period from May 23, 2000 (date of initial public investment) to April 30, 2001.

(2) Based on net asset value.

(3) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(4) Computed on an annualize basis.

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Financial Highlights -- Class B Shares

(For a share outstanding throughout each period)
	Period Ended April 30,
	2001	2000(1)
Net asset value, beginning of period	$24.80	$21.54
Income from investment operations
Net investment income	(0.05)	(0.06	)(2)
Net realized and unrealized gain (loss) on investments	(4.46)	3.83

Total from investment operations	(4.51)	3.77

Less distributions
Distributions from net investment income	--	(0.02)
Distributions from net realized gain on investments	(1.11)	(0.49)

Total distributions	(1.11)	(0.51)

Net asset value, end of period	$19.18	$24.80

Total return(3)	(18.50)%	17.54%
Ratios to average net assets
Expenses	1.51%	1.52	%(5)
Net operating loss	(0.38)%	(0.44	)%(5)
Expense waiver/reimbursement(4)	0.10%	0.10	%(5)
Supplemental data
Net assets, end of period (000 omitted)	$6,466	$2,718
Portfolio turnover	27%	10%

(1) Reflects operations for the period from October 20, 1999 (date of initial public investment) to April 30, 2000.

(2) Per share amount based on average shares outstanding.

(3) Based on net asset value.

(4) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(5) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Portfolio of Investments

April 30, 2001

Shares		Value
Common Stocks--98.2%
	Basic Industry--2.3%
8,900	AptarGroup, Inc.	$281,062
6,500	Caraustar Industries, Inc.	52,000
8,800	Corn Products International, Inc.	215,600
9,120	Delta & Pine Land Co.	217,968
3,800	IMCO Recycling, Inc.	21,850
7,800	MacDermid, Inc.	134,784

	Total	923,264

	Commercial Services--2.5%
10,000	(1) Dendrite International, Inc.	120,300
8,200	FactSet Research Systems, Inc.	291,100
5,100	G & K Services, Inc., Class A	97,665
4,300	(1) Performance Food Group Co.	232,071
12,000	(1) Profit Recovery Group International, Inc.	76,800
15,500	(1) Spherion Corp.	126,635
3,800	(1) Volt Information Sciences, Inc.	64,980

	Total	1,009,551

	Consumer Durables--5.3%
2,900	Bassett Furniture Industries, Inc.	41,035
11,800	(1) Champion Enterprises, Inc.	94,990
20,644	D. R. Horton, Inc.	499,998
9,800	Ethan Allen Interiors, Inc.	347,900
15,000	La-Z Boy Chair Co.	270,000
5,900	Polaris Industries, Inc., Class A	228,330
3,300	Ryland Group, Inc.	156,783
5,000	(1) THQ, Inc.	190,450
9,000	(1) Toll Brothers, Inc.	319,500

	Total	2,148,986

	Consumer Non-Durables--4.7%
3,300	(1) Ashworth, Inc.	24,288
8,600	(1) Buckeye Technologies, Inc.	104,834
3,700	ChemFirst, Inc.	95,090
5,100	(1) Constellation Brands, Inc., Class A	332,775
10,600	Earthgrains Co.	238,500
8,300	(1) Hain Celestial Group, Inc.	207,666
7,900	(1) Nautica Enterprise, Inc.	145,123
6,800	Phillips-Van Heusen Corp.	102,000
13,600	(1) Smithfield Foods, Inc.	465,800
10,400	Wolverine World Wide, Inc.	185,120

	Total	1,901,196

	Consumer Services--1.6%
3,600	(1) Anchor Gaming	196,200
7,300	Marcus Corp.	110,011
11,200	(1) Prime Hospitality Corp.	115,248
8,500	(1) United Stationers, Inc.	241,995

	Total	663,454

	Distribution Services--0.7%
4,800	(1) Black Box Corp.	279,312

	Electronic Technology--4.7%
7,900	(1) Advanced Energy Industries, Inc.	274,209
14,600	(1) Aeroflex, Inc.	217,686
10,800	(1) Alpha Industries, Inc.	265,356
8,100	(1) C-COR.net Corp.	58,320
4,000	Keithley Instruments, Inc.	106,200
5,400	(1) Network Equipment Technologies, Inc.	22,626
12,700	(1) Pinnacle Systems, Inc.	134,874
4,300	(1) RadiSys Corp.	90,730
6,900	(1) Radiant Systems, Inc.	115,920
23,100	(1) SONICblue, Inc.	112,959
13,451	(1) Stratos Lightwave, Inc.	107,470
3,100	(1) Supertex, Inc.	55,676
8,000	(1) Varian Semiconductor Equipment Associates, Inc.	364,400

	Total	1,926,426

	Energy Minerals--7.3%
8,200	(1) Barrett Resources Corp.	527,670
17,300	Cross Timbers Oil Co.	469,695
10,900	(1) Louis Dreyfus Natural Gas Corp.	415,290
10,600	(1) Newfield Exploration Co.	381,600
4,400	(1) Nuevo Energy Co.	78,760
13,300	Pogo Producing Co.	393,813
5,600	St. Mary Land & Exploration Co.	139,160
6,500	(1) Stone Energy Corp.	323,050
9,500	(1) Tom Brown, Inc.	243,200

	Total	2,972,238

	Finance--14.3%
9,800	Centura Banks, Inc.	465,990
6,600	Chittenden Corp	198,000
7,800	Commerce Bancorp, Inc.	538,200
13,600	Commercial Federal Corp.	297,840
12,900	Cullen Frost Bankers, Inc.	412,800
7,000	Downey Financial Corp.	301,280
17,600	Eaton Vance Corp.	568,480
15,900	First American Corp.	317,205
10,200	First Midwest Bancorp, Inc.	288,558
6,800	First Bancorp.	174,760
17,500	Fremont General Corp.	74,900
16,500	Hooper Holmes, Inc.	169,125
13,300	Hudson United Bancorp	316,008
10,300	Mutual Risk Management Ltd.	66,538
11,250	New York Community Bancorp, Inc.	379,688
2,400	RLI Corp.	96,000
11,900	Raymond James Financial, Inc.	361,165
7,100	Riggs National Corp.	112,535
6,300	Selective Insurance Group, Inc.	155,295
4,000	Southwest Securities Group, Inc.	88,600
9,800	Susquehanna Bancshares, Inc.	177,282
10,400	United Bankshares, Inc.	239,200

	Total	5,799,449

	Health Care--9.7%
10,000	Alpharma, Inc., Class A	226,200
10,300	(1) Cephalon, Inc.	656,110
8,600	(1) Cerner Corp.	387,258
8,300	(1) IDEXX Laboratories, Inc.	225,013
7,500	Invacare Corp.	264,750
5,900	Mentor Corp.	135,700
5,500	(1) Noven Pharmaceuticals, Inc.	118,085
12,100	(1) Orthodontic Centers of America, Inc.	329,725
6,100	(1) Parexel International Corp.	76,555
16,800	(1) Patterson Dental Co.	513,408
11,600	(1) Renal Care Group, Inc.	331,528
7,400	(1) Universal Health Services, Inc., Class B	664,224

	Total	3,928,556

	Health Services--0.6%
12,200	(1) Mid Atlantic Medical Services, Inc.	248,026

	Health Technology--4.4%
7,020	(1) Enzo Biochem, Inc.	155,844
7,500	(1) Medicis Pharmaceutical Corp., Class A	372,750
7,800	(1) ResMed, Inc.	349,440
10,300	(1) Techne Corp.	330,630
8,200	Varian Medical Systems, Inc.	564,980

	Total	1,773,644

	Industrial Services--2.0%
5,300	(1) Offshore Logistics, Inc.	140,450
16,700	(1) Pride International, Inc.	444,721
10,100	(1) Tetra Tech, Inc.	246,642

	Total	831,813

	Non-Energy Minerals--0.7%
9,600	(1) Stillwater Mining Co.	293,472

	Paper & Related Products--0.1%
3,500	Pope & Talbot, Inc.	48,125

	Process Industries--3.0%
5,700	Brady (W.H.) Corp., Class A	186,960
3,800	(1) Intermagnetics General Corp.	93,480
4,100	(1) Ionics, Inc.	98,810
5,500	Kaman Corp., Class A	91,575
5,900	OM Group, Inc.	322,730
7,100	(1) Scotts Co., Class A	296,780
7,900	Wellman, Inc.	147,335

	Total	1,237,670

	Producer Manufacturing--8.5%
9,400	(1) Anixter International, Inc.	247,690
8,400	Baldor Electric Co.	175,224
6,100	Belden, Inc.	144,021
10,900	(1) Cable Design Technologies, Class A	161,974
6,600	C&D Technologies, Inc.	234,168
10,138	Graco, Inc.	277,781
7,500	IDEX Corp.	235,500
6,346	Intermet Corp.	32,047
8,300	(1) Mueller Industries, Inc.	268,505
4,200	OshKosh Truck Corp., Class B	163,716
2,700	Robbins & Myers, Inc.	76,275
7,600	Roper Industries, Inc.	317,680
8,700	SLI, Inc.	61,335
3,200	(1) SPS Technologies, Inc.	155,840
4,200	Scott Technologies, Inc.	98,700
5,900	Smith (A.O.) Corp.	112,808
9,500	Tredegar Industries, Inc.	185,725
5,600	(1) Triarc Companies, Inc., Class A	143,360
7,900	(1) Zebra Technologies Corp., Class A	341,754

	Total	3,434,103

	Retail Trade--7.6%
12,750	(1) 99 Cents Only Stores	369,495
3,500	Casual Male Corp.	7,665
5,200	(1) Cost Plus, Inc.	123,760
4,200	(1) Discount Auto Parts, Inc.	37,380
4,600	(1) Dress Barn, Inc.	111,320
4,900	(1) Footstar, Inc.	178,850
5,400	(1) Genesco, Inc.	154,440
4,300	Hancock Fabrics, Inc.	35,518
10,000	(1) Linens 'N Things, Inc.	270,100
10,400	(1) Mens Wearhouse, Inc.	264,680
8,100	(1) Michaels Stores, Inc.	273,537
8,000	(1) Pacific Sunwear of California, Inc.	222,880
10,300	Pier 1 Imports, Inc.	114,330
10,200	Regis Corp. Minnesota	188,700
7,200	Shopko Stores, Inc.	57,312
2,700	(1) Ultimate Electronics, Inc.	67,230
6,500	(1) Whole Foods Market, Inc.	315,900
8,800	(1) Zale Corp.	293,568

	Total	3,086,665

	Services--3.8%
6,300	Applebee's International, Inc.	263,970
6,800	(1) CEC Entertainment, Inc.	348,500
9,100	Central Parking Corp.	162,071
9,600	(1) Jack in the Box, Inc.	254,112
5,400	Landrys Seafood Restaurants, Inc.	65,448
3,300	(1) Panera Bread Co.	99,660
6,200	Pinnacle Entertainment, Inc.	61,938
5,600	(1) Prepaid Legal Services, Inc.	123,200
6,600	(1) Sonic Corp.	183,942

	Total	1,562,841

	Technology--7.2%
6,700	AAR Corp.	75,241
6,000	(1) Actel Corp.	138,300
10,300	(1) American Management Systems, Inc.	216,815
12,800	(1) Aspect Communications Corp.	67,328
11,200	(1) Auspex Systems, Inc.	45,136
12,300	(1) C-Cube Microsystems, Inc.	196,185
6,900	CTS Corp.	165,600
14,900	(1) Ciber, Inc.	91,635
10,800	(1) Cognex Corp.	318,708
3,800	(1) Digi International, Inc.	22,914
8,600	(1) Filenet Corp.	120,400
5,500	Gerber Scientific, Inc.	38,225
8,000	(1) HNC Software, Inc.	217,840
6,200	(1) Hutchinson Technology, Inc.	96,038
8,200	(1) Intervoice-Brite, Inc.	85,198
4,300	(1) MICROS Systems, Inc.	92,106
8,900	Methode Electronics, Inc., Class A	50,908
8,200	National Data Corp.	234,930
14,700	(1) RSA Security, Inc.	470,400
5,400	(1) Three-Five Systems, Inc.	86,130
5,900	(1) Trimble Navigation Ltd.	96,937

	Total	2,926,974

	Technology Services--2.1%
7,400	(1) Aspen Technology, Inc.	155,844
12,400	(1) eLoyalty Corp.	39,184
8,200	(1) Hyperion Solutions Corp.	137,842
8,800	(1) Progress Software Corp.	124,520
7,700	(1) Remedy Corp.	134,981
8,100	(1) Systems & Computer Technology Corp.	71,037
8,200	(1) Verity, Inc.	184,664

	Total	848,072

	Transportation--2.7%
6,100	Arnold Industries, Inc.	108,824
9,200	(1) Fritz Companies, Inc.	103,960
6,300	(1) Heartland Express, Inc.	173,061
2,800	(1) M.S. Carriers, Inc.	86,492
8,100	(1) Mesa Air Group, Inc.	89,100
14,000	SkyWest, Inc.	371,000
6,400	USFreightways Corp.	167,744

	Total	1,100,181

	Utilities--2.4%
9,700	Atmos Energy Corp.	219,899
13,200	Philadelphia Suburban Corp.	307,560
8,000	Piedmont Natural Gas, Inc.	284,400
7,900	Southwest Gas Corp.	166,295

	Total	978,154

	Total Common Stocks (identified cost $38,864,441)	39,922,172

Mutual Fund Shares--1.4%
565,100	Independence One Prime Money Market Fund (at net asset value)	565,100

	Total Investments (identified cost $39,429,541) (2)	$40,487,272

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $40,611,072. The net unrealized depreciation of investments on a federal tax basis amounts to $123,800 which is comprised of $5,971,125 appreciation and $6,094,925 depreciation at April 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($40,633,589) at April 30, 2001.

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Statement of Assets and Liabilities

April 30, 2001

Assets:
Total investments in securities, at value (identified cost $39,429,541)		$40,487,272
Cash		1,152
Income receivable		20,013
Receivable for shares sold		171,227

Total assets		40,679,664
Liabilities:
Payable for shares redeemed	$188
Payable to adviser	15,410
Payable to administrator	3,135
Other accrued expenses	27,342

Total liabilities		46,075

Net Assets for 4,211,898 shares outstanding		$40,633,589

Net Assets Consist of:
Paid in capital		$39,122,160
Net unrealized appreciation of investments		1,057,731
Accumulated net realized gain on investments		453,698

Total Net Assets		$40,633,589

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($40,633,589 ÷ 4,211,898 shares outstanding)		$ 9.65
Offering Price Per Share (100/96.00 of $9.65)(1)		$10.05
Redemption Proceeds Per Share		$ 9.65

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Statement of Operations

Year Ended April 30, 2001

Investment Income:
Dividends			$243,197
Interest			66,160

Total income			309,357
Expenses:
Investment adviser fee		$200,839
Administrative personnel and services fee		50,000
Custodian fees		31,522
Transfer and dividend disbursing agent fees and expenses		27,912
Trustees' fees		2,120
Auditing fees		12,387
Legal fees		4,285
Portfolio accounting fees		49,297
Share registration costs		13,579
Printing and postage		12,373
Insurance premiums		387
Miscellaneous		3,436

Total expenses		408,137
Reimbursements and Waivers:
Reimbursement of investment adviser fee	$(3,051)
Waiver of administrative personnel and services fee	(10,442)

Total reimbursements and waivers		(13,493)

Net expenses			394,644

Net operating loss			(85,287)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			5,869,241
Net change in unrealized appreciation (depreciation) of investments			(3,962,293)

Net realized and unrealized gain on investments			1,906,948

Change in net assets resulting from operations			$1,821,661

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Statement of Changes in Net Assets

	Year Ended April 30,
	2001	2000
Increase (Decrease) in Net Assets:
Operations--
Net operating loss	$(85,287)	$(94,658)
Net realized gain on investments	5,869,241	164,278
Net change in unrealized appreciation (depreciation) of investments	(3,962,293)	5,648,843

Change in net assets resulting from operations	1,821,661	5,718,463

Distributions to Shareholders--
Distributions from net realized gains	(4,830,640)	(1,861,428)

Share Transactions--
Proceeds from sale of shares	8,404,804	7,186,786
Net asset value of shares issued to shareholders in payment of distributions declared	4,818,442	1,850,271
Cost of shares redeemed	(8,912,955)	(3,148,808)

Change in net assets resulting from share transactions	4,310,291	5,888,249

Change in net assets	1,301,312	9,745,284
Net Assets:
Beginning of period	39,332,277	29,586,993

End of period	$40,633,589	$39,332,277

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Financial Highlights

(For a share outstanding throughout each period)

	Year Ended April 30,		Period Ended April 30,
	2001	2000	1999(1)
Net asset value, beginning of period	$10.47	$ 9.40	$10.00
Income from investment operations
Net operating loss	(0.02)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	0.47	1.65	(0.59	)(2)

Total from investment operations	0.45	1.62	(0.60)

Less distributions
Distributions from net investment income	--	--	0.00	(3)
Distributions from net realized gain on investments	(1.27)	(0.55)	0.00	(3)

Total distributions	(1.27)	(0.55)	0.00	(3)

Net asset value, end of period	$ 9.65	$10.47	$ 9.40

Total return(4)	4.72%	17.86%	(5.94)%
Ratios to average net assets
Expenses	0.98%	1.07%	1.27	%(6)
Net operating loss	(0.21)%	(0.28)%	(0.09	)%(6)
Expense waiver/reimbursement(5)	0.03%	0.05%	0.42	%(6)
Supplemental data
Net assets, end of period (000 omitted)	$40,634	$39,332	$29,587
Portfolio turnover	65%	38%	36%

(1) Reflects operations for the period from June 22, 1998 (date of initial public investment) to April 30, 1999.

(2) The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

(3) Amount represents less than $0.005 per share.

(4) Based on net asset value.

(5) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(6) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Portfolio of Investments

April 30, 2001

Shares		Value
Common Stocks--96.9%
Australia--1.5%
	Banking--0.8%
11,950	Commonwealth Bank of Australia	$175,817

	Broadcasting & Publishing--0.0%
3	News Corp. Ltd.	26

	Business & Public Services--0.7%
6,000	Brambles Industries Ltd.	152,708

	Gold Mines--0.0%
10	Sons Of Gwalia Ltd.	41

	Insurance--0.0%
1	AMP Ltd.	15

	Metals - Non Ferrous--0.0%
9	Rio Tinto PLC (Australia)	163

	Real Estate--0.0%
124	Colonial First State Property Trust Group	130
77	Mirvac Group	138
64	Stockland Trust Group	130

	Total	398

	Total Australia (identified cost $308,195)	329,168

Finland--2.3%
	Electrical & Electronics--2.3%
15,000	Nokia Oyj	496,416

	Total Finland (identified cost $363,627)	496,416

France--10.7%
	Business & Public Services--1.2%
1,770	Cap Gemini SA	255,824

	Electrical & Electronics--1.3%
7,210	STMicroelectronics NV	290,747

	Energy Sources--3.0%
4,302	Total Fina SA, Class B	641,248

	Health & Personal Care--3.7%
4,000	Aventis SA	309,828
4,000	L'Oreal SA	291,195
3,360	Sanofi Synthelabo SA	201,526

	Total	802,549

	Insurance--1.5%
2,800	Axa	330,412

	Total France (identified cost $2,146,424)	2,320,780

Germany--4.4%
	Banking--0.6%
1,600	Deutsche Bank AG	130,603

	Business & Public Services--1.3%
1,800	SAP AG	286,032

	Electrical & Electronics--1.6%
4,770	Siemens AG	351,694

	Insurance--0.9%
692	Allianz AG Holding	199,236

	Total Germany (identified cost $826,369)	967,565

Hong Kong--4.4%
	Banking--2.7%
46,000	HSBC Holdings PLC	583,921

	Multi-Industry--1.7%
34,900	Hutchison Whampoa Ltd.	374,776

	Total Hong Kong (identified cost $850,054)	958,697

Ireland--2.2%
	Banking--0.9%
17,300	Allied Irish Banks PLC	190,333

	Building Materials & Components--1.3%
17,000	CRH PLC	286,582

	Total Ireland (identified cost $459,780)	476,915

Italy--2.3%
	Financial Services--0.6%
24,000	Bipop-Carire SPA	121,589

	Insurance--1.7%
29,000	Mediolanum SPA	373,346

	Total Italy (identified cost $410,979)	494,935

Japan--17.9%
	Appliances & Household Durables--4.0%
21,000	Matsushita Electric Industrial Co.	350,099
6,900	Sony Corp.	515,971

	Total	866,070

	Banking--0.0%
0	(2) Mitsubishi Tokyo Financial Group, Inc.	1,020
400	Sumitomo Bank Ltd., Osaka	3,736
0	(1)(2) UFJ Holdings, Inc.	432

	Total	5,188

	Business & Public Services--0.8%
3,000	SECOM Co. Ltd.	182,090

	Data Processing & Reproduction--2.9%
10,000	Canon, Inc.	392,506
17,000	Fujitsu Ltd.	233,885

	Total	626,391

	Electrical & Electronics--3.4%
14,000	NEC Corp.	255,493
29	(1) Nippon Foundry, Inc.	221,786
40,000	Toshiba Corp.	262,534

	Total	739,813

	Electronic Components, Instruments--1.1%
1,300	Rohm Co.	229,353

	Food & Household Products--1.4%
12,000	Kao Corp.	304,941

	Health & Personal Care--1.0%
2,000	Takeda Chemical Industries	96,467
4,000	Yamanouchi Pharmaceutical Co. Ltd.	110,711

	Total	207,178

	Telecommunications--3.3%
10	NTT DoCoMo, Inc.	205,560
81	Nippon Telegraph & Telephone Corp.	514,587

	Total	720,147

	Transportation - Road & Rail--0.0%
960	Kinki Nippon Railway Co., Ltd.	3,822

	Total Japan (identified cost $4,186,964)	3,884,993

Netherlands--11.0%
	Appliances & Household Durables--0.9%
6,712	Koninklijke (Royal) Philips Electronics NV	197,177

	Business & Public Services--1.6%
4,300	(1) Equant NV	114,264
5,750	VNU NV	238,996

	Total	353,260

	Chemicals--1.1%
5,520	Akzo Nobel NV	229,943

	Electronic Components, Instruments--0.7%
5,600	(1) ASM Lithography Holding NV	148,064

	Financial Services--3.3%
10,600	ING Groep NV	723,891

	Insurance--1.5%
13,000	Fortis NV	337,492

	Merchandising--1.3%
8,900	Ahold NV	276,378

	Recreation, Other Consumer Goods--0.6%
1,500	Gucci Group NV	134,352

	Total Netherlands (identified cost $2,285,020)	2,400,557

New Zealand--1.1%
	Telecommunications--1.1%
85,000	Telecom Corp. of New Zealand, Ltd.	229,347

	Total New Zealand (identified cost $206,039)	229,347

Portugal--1.2%
	Telecommunications--1.2%
28,000	Portugal Telecom SA	271,782

	Total Portugal (identified cost $253,273)	271,782

Spain--4.6%
	Banking--2.4%
37,000	Banco Bilbao Vizcaya Argentaria SA	525,909

	Telecommunications--2.2%
28,000	Telefonica SA	474,005

	Total Spain (identified cost $973,864)	999,914

Sweden--2.1%
	Electrical & Electronics--0.9%
29,000	Telefonaktiebolaget LM Ericsson AB	186,622

	Insurance--1.2%
25,000	Skandia Forsakrings AB	271,792

	Total Sweden (identified cost $395,266)	458,414

Switzerland--6.9%
	Banking--2.7%
3,090	Credit Suisse Group	576,197

	Business & Public Services--1.2%
450	Adecco SA	272,358

	Food & Household Products--1.0%
103	Nestle SA	213,261

	Health & Personal Care--2.0%
276	Novartis AG	428,911

	Total Switzerland (identified cost $1,386,768)	1,490,727

United Kingdom--24.3%
	Banking--2.5%
39,000	Standard Chartered PLC	552,316

	Beverages & Tobacco--2.0%
41,000	Diageo PLC	431,081

	Broadcasting & Publishing--2.4%
24,941	Pearson PLC	525,539

	Business & Public Services--2.5%
14,000	CMG PLC	73,499
5,980	Logica PLC	85,544
77,000	Rentokil Initial PLC	209,282
11,200	Reuters Group PLC	164,221
1,100	Sema Group PLC	8,812

	Total	541,358

	Energy Sources--5.2%
53,000	BP Amoco PLC	475,370
78,000	Shell Transport & Trading Co. PLC	651,064

	Total	1,126,434

	Health & Personal Care--2.6%
21,383	GlaxoSmithKline PLC	564,968

	Insurance--1.8%
34,000	Prudential PLC	397,851

	Telecommunications--5.3%
29,800	British Telecommunication PLC	237,869
18,000	Cable & Wireless PLC	132,221
253,526	Vodafone Group PLC	769,765

	Total	1,139,855

	Total United Kingdom (identified cost $5,335,289)	5,279,402

	Total Common Stocks (identified cost $20,387,911)	21,059,612

Preferred Stocks--1.5%
Australia--0.0%
	Broadcasting & Publishing--0.0%
15	News Corp. Ltd., Pfd.	124

	Total Australia (identified cost $91)	124

Germany--1.5%
	Automobiles--0.7%
480	Porsche AG, Pfd.	157,150

	Health & Personal Care--0.8%
922	Fresenius AG, Pfd.	163,200

	Total Germany (identified cost $296,446)	320,350

	Total Preferred Stocks (identified cost $296,537)	320,474

Mutual Fund Shares--1.0%
229,000	Independence One Prime Money Market Fund (at cost)	229,000

	Total Investments (identified cost $20,913,448) (3)	$21,609,086

(1) Non-income producing security.

(2) Represents fractional share position.

(3) The cost of investments for federal tax purposes amounts to $21,154,356. The net unrealized appreciation of investments on a federal tax basis amounts to $454,730 which is comprised of $1,162,641 appreciation and $707,911 depreciation at April 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($21,729,759) at April 30, 2001.

The following acronyms are used throughout this portfolio:

SA--Support Agreement
SPA--Standby Purchase Agreement

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund

The following is the industry classification breakdown for the common and preferred stocks:

Industry Type	Total
Appliances & Household Durables	4.9%
Automobiles	0.7%
Banking	12.6%
Beverages & Tobacco	2.0%
Broadcasting & Publishing	2.4%
Building Materials & Components	1.3%
Business & Public Services	9.4%
Chemicals	1.1%
Data Processing & Reproduction	2.9%
Electrical & Electronics	8.2%
Electronic Components, Instruments	3.1%
Energy Sources	8.1%
Financial Services	3.9%
Food & Household Products	2.4%
Gold Mines	0.0%	*
Health & Personal Care	10.0%
Insurance	8.8%
Merchandising	1.3%
Metals - Non Ferrous	0.0%	*
Multi-Industry	1.7%
Real Estate	0.0%	*
Recreation, Other Consumer Goods	0.6%
Telecommunications	13.1%
Transportation - Road & Rail	0.0%	*

* Amount is less than 0.05%.

Note: The industry classifications are shown as a percentage of net assets ($21,729,759) at April 30, 2001.

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Statement of Assets and Liabilities

April 30, 2001

Assets:
Total investments in securities, at value (identified cost $20,913,448)		$21,609,086
Cash		1,496
Cash denominated in foreign currency (at identified cost $80,870)		81,132
Income receivable		85,295
Receivable for investments sold		308,310

Total assets		22,085,319
Liabilities:
Payable for investments purchased	$305,070
Accrued expenses	50,490

Total liabilities		355,560

Net Assets		$21,729,759

Net Assets Consist of:
Paid in capital		$24,585,540
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency transactions		694,999
Accumulated net realized loss on investments, foreign currency transactions, futures contracts and options		(3,550,780)

Total Net Assets		$21,729,759

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($21,729,759 ÷ 2,033,365 shares outstanding)		$10.69
Offering Price Per Share (100/96.00 of $10.69)(1)		$11.14
Redemption Proceeds Per Share		$10.69
(1) See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Statement of Operations

Year Ended April 30, 2001

Investment Income:
Dividends (net of foreign taxes withheld of $43,876)			$519,540
Interest (net of interest expense of $20,049)			49,955

Total income			569,495
Expenses:
Investment adviser fee		$234,624
Administrative personnel and services fee		50,000
Custodian fees		41,025
Transfer and dividend disbursing agent fees and expenses		17,966
Trustees' fees		1,425
Auditing fees		14,616
Legal fees		4,571
Portfolio accounting fees		60,167
Share registration costs		12,249
Printing and postage		11,872
Insurance premiums		832
Miscellaneous		3,612

Total expenses		452,959
Waivers:
Waiver of investment adviser fee	$(70,475)
Waiver of administrative personnel and services fee	(26,807)

Total waivers		(97,282)

Net expenses			355,677

Net investment income			213,818

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Futures, and Options:
Net realized loss on investments, foreign currency transactions, futures contracts and options			(3,755,075)
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency transactions, futures contracts and options			(237,982)

Net realized and unrealized loss on investments and foreign currency transactions, futures contracts, and options			(3,993,057)

Change in net assets resulting from operations			$(3,779,239)

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Statement of Changes in Net Assets

	Year Ended April 30,
	2001	2000
Increase (Decrease) in Net Assets
Operations--
Net investment income	$213,818	$149,645
Net realized gain (loss) on investments, foreign currency transactions, futures contracts and options	(3,755,075)	798,061
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency transactions, futures contracts and options	(237,982)	250,316

Change in net assets resulting from operations	(3,779,239)	1,198,022

Distributions to Shareholders--
Distributions from net investment income	--	(9,985)
Distributions from net realized gains on investments and foreign currency transactions	(416,326)	(1,612,030)

Change in net assets resulting from distributions to shareholders	(416,326)	(1,622,015)

Share Transactions--
Proceeds from sale of shares	4,942,326	8,197,507
Net asset value of shares issued to shareholders in payment of distributions declared	416,326	1,620,897
Cost of shares redeemed	(3,986,837)	(486,842)

Change in net assets resulting from share transactions	1,371,815	9,331,562

Change in net assets	(2,823,750)	8,907,569

Net Assets:
Beginning of period	24,553,509	15,645,940

End of period (including distributions in excess of net investment income of $0 and $(149,010), respectively)	$21,729,759	$24,553,509

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Financial Highlights

(For a share outstanding throughout each period)

	Year Ended April 30,		Period Ended April 30,
	2001	2000	1999(1)
Net asset value, beginning of period	$12.77	$12.75	$10.00
Income from investment operations
Net investment income	0.11	0.10 (2)	0.01
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and options	(1.99)	1.06	2.92

Total from investment operations	(1.88)	1.16	2.93

Less distributions
Distributions from net investment income	--	(0.01)	(0.02)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.20)	(1.13)	(0.16)

Total distributions	(0.20)	(1.14)	(0.18)

Net asset value, end of period	$10.69	$12.77	$12.75

Total return(3)	(14.80)%	8.63%	29.42%
Ratios to average net assets
Expenses	1.52%	1.54%	1.55	%(5)
Net investment income	0.91%	0.75%	0.07	%(5)
Expense waiver/reimbursement(4)	0.41%	0.61%	1.54	%(5)
Supplemental data
Net assets, end of period (000 omitted)	$21,730	$24,544	$15,646
Portfolio turnover	81%	34%	1%

(1) Reflects operations for the period from September 25, 1998 (date of initial public investment) to April 30, 1999.

(2) Based on average shares outstanding during the year.

(3) Based on net asset value.

(4) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(5) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Portfolio of Investments

April 30, 2001

Principal Amount		Value
Government Agencies--54.7%
	Federal Farm Credit Bank--20.1%
$4,000,000	5.970%, 3/11/2005	$4,067,120
1,500,000	6.010%, 6/16/2010	1,490,670
3,000,000	6.750%, 1/13/2003	3,098,850

	Total	8,656,640

	Federal Home Loan Bank--34.6%
5,000,000	5.250%, 3/26/2004	5,003,200
3,000,000	6.350%, 6/28/2004	3,052,740
2,500,000	6.750%, 2/15/2002	2,544,375
4,000,000	7.200%, 6/14/2011	4,303,120

	Total	14,903,435

	Total Government Agencies (identified cost $22,966,099)	23,560,075

U.S. Treasury Obligations--41.9%
	U.S. Treasury Bonds--22.7%
4,000,000	6.500%, 11/15/2026	4,306,160
1,500,000	7.125%, 2/15/2023	1,719,570
3,000,000	8.125%, 8/15/2019	3,746,520

	Total	9,772,250

	U.S. Treasury Notes--19.2%
3,000,000	5.750%, 8/15/2010	3,076,620
1,000,000	5.875%, 10/31/2001	1,008,900
4,000,000	6.000%, 8/15/2009	4,173,240

	Total	8,258,760

	Total U.S. Treasury Obligations (identified cost $16,973,355)	18,031,010

Repurchase Agreement (1)--2.2%
946,000	Banc One Capital Market, Inc., 4.500%, dated 4/30/2001, due 5/1/2001 (at cost)	946,000

	Total Investments (identified cost $40,885,454) (2)	$42,537,085

(1) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(2) The cost of investments for federal tax purposes amounts to $40,885,454. The net unrealized appreciation of investments on a federal tax basis amounts to $1,651,631 which is comprised of $1,700,185 appreciation and $48,554 depreciation at April 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($43,056,389) at April 30, 2001.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Statement of Assets and Liabilities

April 30, 2001

Assets:
Total investments in securities, at value (identified cost $40,885,454)		$42,537,085
Income receivable		645,808
Receivable for shares sold		80,263

Total assets		43,263,156
Liabilities:
Payable for shares redeemed	$8,000
Income distribution payable	164,566
Accrued expenses	34,201

Total liabilities		206,767

Net Assets		43,056,389

Net Assets Consist of:
Paid in capital		41,064,110
Net unrealized appreciation of investments		1,651,631
Accumulated net realized gain on investments		340,648

Total Net Assets		$43,056,389

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net Asset Value Per Share ($42,782,389 ÷ 4,141,109 shares outstanding)		$10.33
Offering Price Per Share (100/96.00 of $10.33)(1)		$10.76
Redemption Proceeds Per Share		$10.33
Class B Shares:
Net Asset Value Per Share ($274,000 ÷ 26,522 shares outstanding)		$10.33
Offering Price Per Share		$10.33
Redemption Proceeds Per Share (95.00/100 of $10.33)(1)		$ 9.81

(1) See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Statement of Operations

Year Ended April 30, 2001

Investment Income:
Interest			$2,838,297

Expenses:
Investment adviser fee		$316,038
Administrative personnel and services fee		50,000
Custodian fees		15,718
Transfer and dividend disbursing agent fees and expenses		45,904
Trustees' fees		2,140
Auditing fees		13,012
Legal fees		4,761
Portfolio accounting fees		57,292
Distribution services fee--Class B Shares		606
Shareholder services fee--Class B Shares		202
Share registration costs		26,791
Printing and postage		14,648
Insurance premiums		484
Miscellaneous		2,480

Total expenses		550,076
Waivers:
Waiver of investment adviser fee	$(225,741)
Waiver of administrative personnel and services fee	(5,527)

Total waivers		(231,268)

Net expenses			318,808

Net investment income			2,519,489

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			352,872
Net change in unrealized appreciation of investments			1,486,289

Net realized and unrealized gain on investments			1,839,161

Change in net assets resulting from operations			$4,358,650

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Statement of Changes in Net Assets

	Year Ended
	April 30, 2001	April 30, 2000
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$2,519,489	$2,798,428
Net realized gain on investments	352,872	638,398
Net change in unrealized appreciation (depreciation) of investments	1,486,289	(2,636,071)

Change in net assets resulting from operations	4,358,650	800,755

Distributions to Shareholders--
Distributions from net investment income
Class A Shares	(2,515,839)	(2,803,490)
Class B Shares	(3,650)	(92)
Distributions from net realized gains
Class A Shares	(498,021)	(152,812)
Class B Shares	(617)	--

Change in net assets resulting from distributions to shareholders	(3,018,127)	(2,956,394)

Share Transactions--
Proceeds from sale of shares	7,500,783	6,702,875
Net asset value of shares issued to shareholders in payment of distributions declared	659,748	284,607
Cost of shares redeemed	(11,712,855)	(19,022,196)

Change in net assets resulting from share transactions	(3,552,324)	(12,034,714)

Change in net assets	(2,211,801)	(14,190,353)
Net Assets:
Beginning of period	45,268,190	59,458,543

End of period	$43,056,389	$45,268,190

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Financial Highlights -- Class A Shares

(For a share outstanding throughout each period)

	Year Ended April 30,
	2001	2000	1999	1998	1997
Net asset value, beginning of period	$10.03	$10.41	$10.41	$ 9.98	$9.98
Income from investment operations
Net investment income	0.57	0.55	0.56	0.58	0.59
Net realized and unrealized gain (loss) on investments	0.41	(0.35)	0.00 (1)	0.43	0.01

Total from investment operations	0.98	0.20	0.56	1.01	0.60

Less distributions
Distributions from net investment income	(0.57)	(0.55)	(0.56)	(0.58)	(0.59)
Distributions from net realized gain on investments	(0.11)	(0.03)	--	--	(0.01)

Total distributions	(0.68)	(0.58)	(0.56)	(0.58)	(0.60)

Net asset value, end of period	$10.33	$10.03	$10.41	$10.41	$9.98

Total return(2)	10.04%	2.08%	5.41%	10.37%	6.15%
Ratios to average net assets
Expenses	0.71%	0.69%	0.60%	0.61%	0.57%
Net investment income	5.58%	5.44%	5.28%	5.67%	5.82%
Expense waiver/reimbursement(3)	0.51%	0.40%	0.41%	0.45%	0.45%
Supplemental data:
Net assets, end of period (000 omitted)	$42,782	$45,255	$59,459	$70,867	$71,883
Portfolio turnover	27%	28%	31%	28%	73%

(1) Amount represents less than $0.005 per share.

(2) Based on net asset value.

(3) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Financial Highlights -- Class B Shares

(For a share outstanding throughout each period)

	Year Ended April 30, 2001	Period Ended April 30, 2000(1)
Net asset value, beginning of period	$10.03	$10.00
Income from investment operations
Net investment income	0.47	0.07
Net realized and unrealized gain on investments	0.41	0.03

Total from investment operations	0.88	0.10

Less distributions
Distributions from net investment income	(0.47)	(0.07)
Distributions from net realized gain on investments	(0.11)	--

Total distributions	(0.58)	(0.07)

Net asset value, end of period	$10.33	$10.03

Total return(2)	8.95%	0.97%
Ratios to average net assets
Expenses	1.71%	1.75	%(4)
Net investment income	4.52%	4.53	%(4)
Expense waiver/reimbursement(3)	0.51%	0.40	%(4)
Supplemental data
Net assets, end of period (000 omitted)	$274	$13
Portfolio turnover	27%	28%

(1) Reflects operations for the period from March 8, 2000 (date of initial public investment) to April 30, 2000.

(2) Based on net asset value.

(3) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(4) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One Mutual Funds
Combined Notes to Financial Statements

April 30, 2001

(1) Organization

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of eight portfolios. The financial statements of the following diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

Portfolio Name	Investment Objective
Independence One Equity Plus Fund ("Equity Plus Fund")	To provide total return.
Independence One Small Cap Fund ("Small Cap Fund")	To provide total return.
Independence One International Equity Fund ("International Equity Fund")	To provide total return.
Independence One U.S. Government Securities Fund ("U.S. Government Securities Fund")	To seek high current income.

Equity Plus Fund offers three classes: Trust Shares, Class A Shares and Class B Shares. Small Cap Fund and International Equity Fund offer Class A Shares. U.S. Government Securities Fund offers Class A Shares and Class B Shares. Fixed Income Fund offers Trust Shares, Class A Shares and Class B Shares.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation--U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange, and in the absence of recorded sales for listed equity securities, at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading on foreign exchanges may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Investment gain and losses are determined on the identified cost basis.

Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Equity Plus Fund and U.S. Government Securities Fund offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of their respective Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Funds will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Funds will begin amortizing premiums and discounts on debt securities effective May 1, 2001. Prior to this date, the Funds did not amortize premiums or discounts on debt securities. The cumulative effect, although not yet fully determined, will have no impact on the total net assets of the Funds.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted account principals in the United States of America. These differences are primarily due to differing book/tax treatments of net operation loss.

Reclassification--In accordance with Statement of Position 93-2 Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital by Investment Companies ("SOP 93-2") , permanent book and tax differences have been reclassified to paid-in capital.These differences are primarily due to differing treatments for foreign currency transactions, market discount and paydowns on certain debt instruments. Amounts for the Funds, as of April 30, 2001, have been reclassified to reflect the following:

	Increase/(Decrease)
Fund Name	Paid-In Capital	Accumulated Net Realized Gain/Loss	Undistributed Net Investment Income
Independence One Equity Plus Fund	2	(1)	(1)
Independence One Small Cap Fund	(6)	(85,281)	85,287
Independence One International Equity Fund	(195,819)	260,627	(64,808)
Independence One U.S. Government Securities Fund	6,883	(6,883)	--

Federal Taxes--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

At April 30, 2001, the Funds listed below had net capital losses attributable to security transactions incurred after October 31, 2000, which are treated as arising on May 1, 2001, the first day of the Fund's next taxable year.

Independence One Equity Plus Fund	$ 529,225
Independence One International Equity Fund	3,309,874

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts--The International Equity Fund may purchase and sell financial futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities as an initial margin deposit. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the counterparty a specified amount of cash "variation margin" equal to the daily change in the value of the futures contract. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended April 30, 2001, the Fund had a realized loss of $1,008,155 on futures contracts. At April 30, 2001, the International Equity Fund had no outstanding future contracts.

Written Options Contracts--The International Equity Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended April 30, 2001, the International Equity Fund had a realized loss of $71,500 on written options.

The following is a summary of the Fund's written option activity:

Contract	Number of Contracts	Premium
Outstanding at 4/30/00	2	7,517
Options written	78	15,916
Options expired	(78)	(15,916)
Options closed	(2)	(7,517)
Outstanding at 4/30/01	--	--

Forward Foreign Currency Exchange Contracts--The International Equity Fund may enter into forward foreign currency exchange contracts to facilitate settlement transactions in foreign securities and to manage the Fund's foreign currency exposure. Purchase contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. At April 30, 2001, the International Equity Fund had no outstanding forward foreign currency exchange contracts.

Foreign Currency Translation--The accounting records of the International Equity Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Equity Plus Fund
	Year Ended April 30, 2001		Year Ended April 30, 2000
	Shares	Dollars	Shares	Dollars
Trust Shares
Shares sold	3,184,236	$72,252,139	2,368,260	$55,972,903
Shares issued to shareholders in payment of distributions declared	714,754	14,908,501	281,156	6,864,274
Shares redeemed	(2,906,717)	(60,816,131)	(3,080,476)	(73,376,563)

Net change resulting from Trust Share transactions	992,273	$26,344,509	(431,060)	$(10,539,386)

	Equity Plus Fund
	Period Ended April 30, 2001(1)		Year Ended April 30, 2000
	Shares	Dollars	Shares	Dollars
Class A Shares
Shares sold	64,700	$1,441,098	--	--
Shares issued to shareholders in payment of distributions declared	1,970	40,763	--	--
Shares redeemed	(997)	(19,395)	--	--

Net change resulting from Class A Share transactions	65,673	$1,462,466	--	--

(1) Reflects operations for the period from May 23, 2000 (date of initial public investment) to April 30, 2001.

	Equity Plus Fund
	Year Ended April 30, 2001		Period Ended April 30, 2000(2)
	Shares	Dollars	Shares	Dollars
Class B Shares
Shares sold	227,198	$5,145,144	109,668	$2,699,592
Shares issued to shareholders in payment of distributions declared	13,624	281,598	57	1,399
Shares redeemed	(13,252)	(268,680)	(132)	(3,256)

Net change resulting from Class B Share transactions	227,570	5,158,062	109,593	2,697,735

Net change resulting from share transactions	1,285,516	$32,965,037	(321,467)	$(7,841,651)

(2) Reflects operations for the period from October 20, 1999 (date of initial public investment) to April 30, 2000.

	Small Cap Fund
	Year Ended April 30, 2001		Year Ended April 30, 2000
	Shares	Dollars	Shares	Dollars
Shares sold	807,916	$8,404,804	728,719	$7,186,786
Shares issued to shareholders in payment of distributions declared	518,112	4,818,442	193,949	1,850,271
Shares redeemed	(870,806)	(8,912,955)	(313,697)	(3,148,808)

Net change resulting from share transactions	455,222	$4,310,291	608,971	$5,888,249

	International Equity Fund
	Year Ended April 30, 2001		Year Ended April 30, 2000
	Shares	Dollars	Shares	Dollars
Shares sold	419,500	$4,942,326	611,592	$8,197,507
Shares issued to shareholders in payment of distributions declared	36,552	416,326	120,602	1,620,897
Shares redeemed	(345,434)	(3,986,837)	(36,673)	(486,842)

Net change resulting from share transactions	110,618	$1,371,815	695,521	$9,331,562

	U.S. Government Securities Fund
	Year Ended April 30, 2001		Year Ended April 30, 2000
	Shares	Dollars	Shares	Dollars
Class A Shares
Shares sold	702,660	$7,215,794	667,940	$6,689,655
Shares issued to shareholders in payment of distributions declared	63,231	656,080	28,451	284,526
Shares redeemed	(1,136,598)	(11,686,251)	(1,894,554)	(19,022,096)

Net change resulting from Class A Share transactions	(370,707)	$(3,814,377)	(1,198,163)	$(12,047,915)

	U.S. Government Securities Fund
	Year Ended April 30, 2001		Period Ended April 30, 2000(3)
	Shares	Dollars	Shares	Dollars
Class B Shares
Shares sold	27,407	$284,989	1,322	$13,220
Shares issued to shareholders in payment of distributions declared	354	3,668	8	81
Shares redeemed	(2,559)	(26,604)	(10)	(100)

Net change resulting from Class B Share transactions	25,202	262,053	1,320	13,201

Net change resulting from share transactions	(345,505)	$(3,552,324)	(1,196,843)	$(12,034,714)

(3) Reflects operations for the period from March 8, 2000 (date of initial public investment) to April 30, 2000.

(4) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--Independence One Capital Management Corporation (IOCMC), the Funds' investment adviser (the "Adviser"), receives for their services an annual investment adviser fee equal to a percentage of each Fund's average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Equity Plus Fund	0.40%
Small Cap Fund	0.50%
International Equity Fund	1.00%
U.S. Government Securities Fund	0.70%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and Sosnoff Sheridan Weiser Corporation (the "Sub-Adviser"), the Sub-Adviser is entitled to receive an annual fee from the Adviser equal to .035% and 0.05% of the Equity Plus Fund's and Small Cap Fund's average daily net assets, respectively. Under the terms of a similar sub-adviser agreement between the Adviser and National Australia Asset Management Ltd. (the "Sub-Adviser"), the Sub-Adviser was entitled to receive an annual fee from the Adviser equal to 0.30% of the International Equity Fund's average daily net assets through April 1, 2001. Effective April 2, 2001, under the terms of a similar sub-adviser agreement between the Adviser and ABN AMRO Asset Management (USA), LLC (the "Sub-Adviser"), the Sub-Adviser is entitled to receive an annual fee from the Adviser equal to 0.60% of the International Equity Fund's average daily net assets.

The Sub-Advisers may elect to waive some or all of their fees.

Administrative Fee--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a minimum fee of $50,000 for each portfolio in the Trust. FAS may voluntarily choose to waive a portion of its fee.

Distribution Services Fee--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of Funds' Class A Shares and Class B Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC.

Percentage of Average Daily Net Assets of Class
Equity Plus Fund
Class A	0.25%
Class B	0.75%
U.S. Government Securities Fund
Class B	0.75%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify of terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with IOCMC, Equity Plus Fund and U.S. Government Securities Fund will pay IOCMC up to 0.25% of average daily net assets of the Class B Shares for the period. The fee paid to IOCMC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses--Federated Services Company ("FServ") through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees--Michigan National Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions--During the year ended April 30, 2001, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions compiled with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund Name	Purchases	Sales
Equity Plus Fund	$48,553,000	$40,434,000
Small Cap Fund	11,032,000	10,466,900
U.S. Government Securities Fund	4,800,000	4,800,000

General--Certain of the Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

(5) Investment Transactions

Cost of purchases and proceeds from sales of investments, excluding short-term securities (and in-kind contributions), for the year ended April 30, 2001, were as follows:

Fund Name	Purchases	Sales
Equity Plus Fund	$97,997,423	$82,491,596
Small Cap Fund	25,117,095	24,974,890
International Equity Fund	21,471,879	16,316,542
U.S. Government Securities Fund	12,124,036	11,356,406

(6) Concentration of Credit Risk

The International Equity Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

(7) Federal Income Tax Information

The Funds hereby designate the following distributions as long-term capital gain dividends for the year ended April 30, 2001.

Fund Name
Independence One Equity Plus Fund	$14,279,819
Independence One Small Cap Fund	4,043,707
Independence One International Equity Fund	412,137
Independence One U.S. Government Securities Fund	498,638

Independent Auditors' Report

The Board of Trustees and Shareholders
Independence One Mutual Funds:

We have audited the accompanying statements of assets and liabilities of Independence One Equity Plus Fund, Independence One Small Cap Fund, Independence One International Equity Fund and Independence One U.S. Government Securities Fund, each portfolios of the Independence One Mutual Funds, including the portfolios of investments, as of April 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects the financial position of Independence One Equity Plus Fund, Independence One Small Cap Fund, Independence One International Equity Fund and Independence One U.S. Government Securities Fund as of April 30, 2001, and the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Boston, Massachusetts
June 8, 2001

Trustees

Robert E. Baker

Harold Berry

Nathan Forbes

Harry J. Nederlander

Thomas S. Wilson

Officers

Edward C. Gonzales
President

Jeffrey W. Sterling
Vice President and Assistant Treasurer

Richard J. Thomas
Treasurer

C. Grant Anderson
Secretary

Timothy S. Johnson
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

Independence One®

Mutual Funds

(Distributed by Federated Securities Corp.)

Annual Report
April 30, 2001

Independence One Equity Plus Fund
Class A Shares
Class B Shares

Independence One Small Cap Fund
Class A Shares

Independence One International Equity Fund
Class A Shares

Independence One U.S. Government Securities Fund
Class A Shares
Class B Shares

800-334-2292
www.MichiganNational.com

Investment Company Act File No: 811-5752
Cusip 453777799
Cusip 453777823
Cusip 453777831
Cusip 453777849
Cusip 453777807
Cusip 453777815
G00979-08 (6/01)

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[Logo of Michigan National]

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Annual Report

Independence One®
Mutual Funds

Independence One® Mutual Funds offer eight portfolios, including three equity funds, two bond funds and three money market funds. This Annual Report relates to the three money market funds:

Independence One Prime Money Market Fund
Class K Shares
Class Y Shares

Independence One U.S. Treasury Money Market Fund
Class K Shares

Independence One Michigan Municipal Cash Fund
Class K Shares

April 30, 2001

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For more complete information about any of the Independence One® Mutual Funds, please call 800-334-2292 for a prospectus, which should be read carefully before investing.

President's Message

Dear Investor:

I am pleased to present the Annual Report for Independence One Money Market Funds, which covers the 12-month period from May 1, 2000 through April 30, 2001. The report begins with a discussion with each Fund's portfolio manager, which is followed by a complete listing of fund holdings and the financial information.

During the reporting period, each Fund continued to give shareholders a convenient, stable way to put their ready cash to work earning daily income--with daily access to their money.1

Please note the following highlights:

Independence One Prime Money Market Fund, a high-quality, diversified portfolio of money market securities, paid competitive dividends of $0.06 per share for Class K Shares and $0.06 per share for Class Y Shares. The Fund's net assets reached $706.0 million on the last day of the reporting period.

Independence One U.S. Treasury Money Market Fund, which invests exclusively in a portfolio of U.S. Treasury money market securities, paid dividends totaling $0.05 per share for Class K Shares. The Fund's net assets totaled $248.5 million on the last day of the reporting period.

Designed for tax-sensitive investors, Independence One Michigan Municipal Cash Fund paid a total of $0.04 in double-tax-free dividends per Share for Class K Shares.2 Total net assets in the Fund's high-quality portfolio of Michigan municipal money market securities totaled $86.0 million on the last day of the reporting period.

Thank you for keeping your ready cash earning daily income through one of the Independence One Money Market Funds. As always, we welcome your questions, comments or suggestions.

Sincerely,

/s/ Edward C. Gonzales

Edward C. Gonzales
President
June 15, 2001

1 An investment in the Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

2 Income may be subject to the federal alternative minimum tax.

Investment Review

Question: We've seen the Federal Reserve Board (the "Fed") reverse course and institute a series of interest rate cuts during the 12-month reporting period. What are your comments?

Answer: As layoffs in the manufacturing sector mounted, and consumer confidence plunged, the Fed acted decisively to lower interest rates in an effort to avoid an economic recession. Since the beginning of the year, the Fed has lowered short-term interest rates by 50 basis points on four separate occasions, for a cumulative reduction of 2.0%

Question: In this environment, how did the Independence One Money Market Funds perform for shareholders in terms of income and 7-day net yield during the 12-month reporting period ended April 30, 2001? What was the average maturity of each Fund for the reporting period?

Independence One Prime Money Market Fund

Independence One Prime Money Market Fund earned a total return of 5.89% for Class K Shares and 6.15% for Class Y Shares during the 12-month reporting period ended April 30, 2001. The 7-day net yield for the Class K Shares ended the reporting period on April 30, 2001 at 4.50%. The 7-day net yield for the Class Y Shares ended the reporting period at 4.75%. The average maturity of the Fund as of April 30, 2001 was 32 days.1

Independence One U.S. Treasury Money Market Fund

Independence One U.S. Treasury Money Market Fund earned a total return of 5.55% during the 12-month reporting period ended April 30, 2001. The 7-day net yield for the Fund ended the reporting period at 3.90%. The average maturity of the Fund as of April 30, 2001 was 32 days.1

Independence One Michigan Municipal Cash Fund

Independence One Michigan Municipal Cash Fund earned a total return of 3.56% during the 12-month reporting period ended April 30, 2001. The 7-day net yield for the Fund ended the reporting period at 3.60%. The average maturity of the Fund as of April 30, 2001 was 14 days.1

Question: What is your outlook for short-term interest rates through the year?

Answer: The Fed appears to be steadfast in its mission to bring the nation's currently anemic economic growth rate back up to its longer term potential. We are of the opinion that they should continue to lower their short-term interest rate targets during the next quarter. However, the market should be alert to signs that the Fed is becoming too accommodative in its monetary policy.

1 Past performance is no guarantee of future results. Yields will vary. Yields quoted for money market funds most closely reflect the Funds' current earnings. Current performance information is available by calling 1-800-334-2292.

Last Meeting of Shareholders

The special meeting of shareholders of Independence One Mutual Funds (the "Trust"), presently consisting of eight portfolios: Independence One Prime Money Market Fund, Independence One U.S. Treasury Money Market Fund, Independence One Michigan Municipal Cash Fund, Independence One U.S. Government Securities Fund, Independence One Fixed Income Fund, Independence One Equity Plus Fund, Independence One Small Cap Fund and Independence One International Equity Fund (each a "Fund"), was held on March 15, 2001. The meeting was adjourned and reconvened on March 22, 2001. The following items were considered by shareholders and the results of their voting were as follows.

1. Election of a Trustee1 (voted upon by shareholders of the Trust).

	Shares Voted Affirmatively	Shares Withheld
Nathan Forbes	607,920,569	7,742,225

1 The following Trustees continued their terms as Trustees: Robert E. Baker, Harold Berry, Harry J. Nederlander and Thomas S. Wilson.

2. To approve a new advisory agreement with Independence One Capital Management Corporation for each of the Funds.

Independence One Prime Money Market Fund

Shares Voted Affirmatively	Shares Voted Negatively	Shares Abstaining
391,520,249	340,869	3,338,904

Independence One U.S. Treasury Money Market Fund

Shares Voted Affirmatively	Shares Voted Negatively	Shares Abstaining
141,686,136	934,092	1,397,035

Independence One Michigan Municipal Cash Fund

Shares Voted Affirmatively	Shares Voted Negatively	Shares Abstaining
58,219,188	85,827	107,026

Independence One Prime Money Market Fund
Portfolio of Investments

April 30, 2001

Principal Amount or Shares		Value
Certificates Of Deposit--3.6%
	Finance--3.6%
$10,000,000	Abbey National Treasury Services, PLC MTN (denominated in U.S. dollars), 4.416%, 10/25/2001	$9,997,575
15,000,000	Comerica, Inc., 7.090%, 6/21/2001	14,999,405

	Total Certificates Of Deposit	24,996,980

Commercial Paper (1)--76.8%
	Consumer Durables--7.8%
35,000,000	(2) Corporate Receivables Corp., 4.950% - 5.330%, 5/9/2001 - 6/5/2001	34,885,983
20,214,000	Receivables Capital Corp., 4.650% - 6.410%, 5/2/2001 - 7/16/2001	20,111,952

	Total	54,997,935

	Finance--48.1%
30,732,000	Asset Portfolio Funding, 4.470% - 5.260%, 5/8/2001 - 5/22/2001	30,668,874
15,000,000	Atlantis One Funding Corp., 5.250%, 5/18/2001	14,962,813
20,000,000	BCI Funding Corp., 4.200%, 7/24/2001	19,804,000
15,000,000	Bank of America, N.A., 5.220%, 5/11/2001	14,978,250
20,000,000	Cargill Financial Services, 5.170%, 5/18/2001	19,951,172
15,000,000	Cargill, Inc., 5.300%, 6/7/2001	14,918,292
30,000,000	Ciesco, LP, 4.230% - 4.800%, 5/1/2001 - 7/6/2001	29,922,450
20,000,000	Disney (Walt) Holding Co., 4.900%, 5/21/2001	19,945,556
30,000,000	Enterprise Capital Funding Corp., 4.200% - 5.130%, 7/16/2001 - 7/27/2001	29,681,900
25,000,000	Four Winds Funding Corp., 4.400% - 4.970%, 5/9/2001 - 6/18/2001	24,924,767
20,000,000	General Electric Capital Corp., 4.680%, 5/25/2001	19,937,600
35,000,000	Quincy Capital Corp., 4.980% - 5.300%, 5/9/2001 - 7/12/2001	34,904,372
35,000,000	Salomon Smith Barney Holdings, Inc. 5.22%-5.350%, 5/4/2000	34,984,612
15,000,000	Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 4.720%, 6/26/2001	14,889,867
15,000,000	UBS Finance (Delaware), Inc., 4.730%, 6/11/2001	14,919,196

	Total	339,393,721

	Retail Trade--2.1%
15,000,000	Gap (The), Inc., 4.980%, 9/21/2001	15,000,000

	Securities Services--10.4%
35,000,000	Edison Asset Securitization LLC, 4.720% - 4.770%, 6/1/2001 - 6/8/2001	34,837,456
19,026,000	Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati Support Agreement), 4.970%, 6/1/2001	18,944,574
20,000,000	Goldman Sachs Group, Inc., 4.970%, 5/17/2001	19,955,822

	Total	73,737,852

	Transportation--3.5%
25,000,000	Kitty Hawk Funding Corp., 4.650%, 7/16/2001	24,754,583

	Utilities--4.9%
35,000,000	Pacificorp, 5.280% - 5.440%, 5/15/2001 - 6/21/2001	34,845,489

	Total Commercial Paper	542,729,580

Loan Participation--2.1%
15,000,000	Goldman Sachs Group, LP, 4.680%, 8/21/2001	15,000,000

Mutual Fund Shares--1.9%
13,095,000	Goldman Sachs Financial Square Prime Fund	13,095,000

Repurchase Agreements (3)--15.6%
55,401,000	Bank One Capital Market, 4.500%, dated 4/30/2001, due 5/1/2001	55,401,000
55,000,000	Bank of America Securities, Inc., 4.400%, dated 4/30/2001, due 5/1/2001	55,000,000

	Total Repurchase Agreements	110,401,000

	Total Investments (at amortized cost) (4)	$706,222,560

(1) Each issue shows the rate of discount at the time of purchase.

(2) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid by criteria approved by the Fund's Board of Trustees. At April 30, 2001, these securities amounted to $34,885,983 which represents 4.94% of net assets.

(3) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(4) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($706,040,719) at April 30, 2001.

The following acronyms are used throughout this portfolio:
LP--Limited Partnership
MTN--Medium Term Note

See Notes which are an integral part of the Financial Statements

Independence One Prime Money Market Fund
Statement of Assets and Liabilities

April 30, 2001

Assets:
Investments in repurchase agreements	$110,401,000
Investments in securities	595,821,560

Total investments in securities, at amortized cost and value		$706,222,560
Cash		18,700
Income receivable		1,182,113
Receivable for shares sold		22,588

Total assets		707,445,961
Liabilities:
Payable for shares redeemed	243,003
Income distribution payable	843,992
Payable to shareholder servicing agent	227,918
Other accrued expenses	90,329

Total liabilities		1,405,242

Net Assets for 706,040,719 shares outstanding		$706,040,719

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class K Shares:
$517,239,739 ÷ 517,239,739 shares outstanding		$1.00
Class Y Shares:
$188,800,980 ÷ 188,800,980 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Independence One Prime Money Market Fund
Statement of Operations

Year Ended April 30, 2001

Investment Income:
Interest		$45,999,145

Expenses:
Investment adviser fee	$2,920,924
Administrative personnel and services fee	718,940
Custodian fees	91,446
Transfer and dividend disbursing agent fees and expenses	139,412
Trustees' fees	37,134
Auditing fees	18,338
Legal fees	5,160
Portfolio accounting fees	125,668
Shareholder services fee--Class K Shares	1,346,874
Share registration costs	29,634
Printing and postage	28,532
Insurance premiums	3,091
Miscellaneous	9,472

Total expenses	5,474,625
Waivers--
Waiver of investment adviser fee	(1,825,577)

Net expenses		3,649,048

Net investment income		$42,350,097

See Notes which are an integral part of the Financial Statements

Independence One Prime Money Market Fund
Statement of Changes in Net Assets

	Year Ended April 30,
	2001	2000
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$42,350,097	$35,063,452

Distributions to Shareholders--
Distributions from net investment income
Class K Shares	(30,908,207)	(25,094,907)
Class Y Shares	(11,441,890)	(9,968,545)

Change in net assets resulting from distributions to shareholders	(42,350,097)	(35,063,452)

Share Transactions--
Proceeds from sale of shares	6,143,751,159	5,997,072,444
Net asset value of shares issued to shareholders in payment of distributions declared	29,474,912	23,079,968
Cost of shares redeemed	(6,075,637,544)	(6,045,273,806)

Change in net assets resulting from share transactions	97,588,527	(25,121,394)

Change in net assets	97,588,527	(25,121,394)
Net Assets:
Beginning of period	608,452,192	633,573,586

End of period	$706,040,719	$608,452,192

See Notes which are an integral part of the Financial Statements

Independence One Prime Money Market Fund
Financial Highlights -- Class K Shares

(For a share outstanding throughout each period)

	Year Ended April 30,
	2001	2000	1999	1998	1997
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.06	0.05	0.05	0.05	0.05
Less distributions
Distributions from net investment income	(0.06)	(0.05)	(0.05)	(0.05)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (1)	5.89%	5.09%	4.88%	5.20%	4.94%
Ratios to average net assets
Expenses	0.57%	0.56%	0.56%	0.59%	0.60%
Net investment income	5.74%	4.97%	4.77%	5.07%	4.83%
Expense waiver/reimbursement (2)	0.25%	0.25%	0.25%	0.25%	0.25%
Supplemental data
Net assets, end of period (000 omitted)	$517,240	$457,666	$442,201	$389,522	$337,836

(1) Based on net asset value.

(2) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Independence One Prime Money Market Fund
Financial Highlights -- Class Y Shares

(For a share outstanding throughout each period)

	Year Ended April 30,
	2001	2000	1999	1998	1997
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.06	0.05	0.05	0.05	0.05
Less distributions
Distributions from net investment income	(0.06)	(0.05)	(0.05)	(0.05)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (1)	6.15%	5.35%	5.14%	5.46%	5.20%
Ratios to average net assets
Expenses	0.32%	0.31%	0.31%	0.34%	0.35%
Net investment income	5.98%	5.15%	5.02%	5.31%	5.06%
Expense waiver/reimbursement (2)	0.25%	0.25%	0.25%	0.25%	0.25%
Supplemental data
Net assets, end of period (000 omitted)	$188,801	$150,786	$191,373	$81,723	$71,168

(1) Based on net asset value.

(2) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Treasury Money Market Fund
Portfolio of Investments

April 30, 2001

Principal Amount		Value
U.S. Treasury Obligations (1)--54.4%
	U.S. Treasury Notes--54.4%
$35,000,000	5.250%, 5/31/2001	$34,997,814
20,000,000	5.500%, 7/31/2001	20,027,734
20,000,000	5.500%, 8/31/2001	20,083,014
30,000,000	5.625%, 5/15/2001	30,007,344
30,000,000	5.750%, 6/30/2001	30,074,849

	Total U.S. Treasury Obligations	135,190,755

Repurchase Agreements (2)--44.8%
49,000,000	BA Securities, Inc., 4.400%, dated 4/30/2001, due 5/1/2001	49,000,000
50,247,000	Banc One Capital Markets, Inc., 4.500%, dated 4/30/2001, due 5/1/2001	50,247,000
12,000,000	Goldman Sachs Group, LP, 4.440%, dated 4/30/2001, due 5/1/2001	12,000,000

	Total Repurchase Agreements	111,247,000

	Total Investments (at amortized cost) (3)	$246,437,755

(1) Rate reflects yield to maturity.

(2) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($248,497,380) at April 30, 2001.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Treasury Money Market Fund
Statement of Assets and Liabilities

April 30, 2001

Assets:
Investments in repurchase agreements	$111,247,000
Investments in securities	135,190,755

Total investments in securities, at amortized cost and value		$246,437,755
Cash		3,338
Income receivable		2,594,940
Receivable for shares sold		25,800

Total assets		249,061,833
Liabilities:
Payable for shares redeemed	4,467
Income distribution payable	423,085
Payable to adviser	87,468
Other accrued expenses	49,433

Total liabilities		564,453

Net Assets for 248,497,380 shares outstanding		$248,497,380

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$248,497,380 ÷ 248,497,380 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Independence One U.S. Treasury Money Market Fund
Statement of Operations

Year Ended April 30, 2001

Investment Income:
Interest		$14,542,559

Expenses:
Investment adviser fee	$971,788
Administrative personnel and services fee	239,230
Custodian fees	53,924
Transfer and dividend disbursing agent fees and expenses	22,439
Trustees' fees	7,706
Auditing fees	12,472
Legal fees	5,384
Portfolio accounting fees	58,563
Share registration costs	24,984
Printing and postage	8,978
Insurance premiums	1,270
Miscellaneous	1,028

Total expenses		1,407,766

Net investment income		$13,134,793

See Notes which are an integral part of the Financial Statements

Independence One U.S. Treasury Money Market Fund
Statement of Changes in Net Assets

	Year Ended April 30,
	2001	2000
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$13,134,793	$10,115,955

Distributions to Shareholders--
Distributions from net investment income	(13,134,793)	(10,115,955)

Share Transactions--
Proceeds from sale of shares	2,298,216,761	2,360,844,785
Net asset value of shares issued to shareholders in payment of distributions declared	7,764,209	6,787,187
Cost of shares redeemed	(2,274,738,064)	(2,344,326,524)

Change in net assets resulting from share transactions	31,242,906	23,305,448

Change in net assets	31,242,906	23,305,448
Net Assets:
Beginning of period	217,254,474	193,949,026

End of period	$248,497,380	$217,254,474

See Notes which are an integral part of the Financial Statements

Independence One U.S. Treasury Money Market Fund
Financial Highlights

(For a share outstanding throughout each period)

	Year Ended April 30,
	2001	2000	1999	1998	1997
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.05	0.05	0.05	0.05	0.05
Less Distributions
Distributions from net investment income	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (1)	5.55%	4.67%	4.62%	5.03%	4.86%
Ratios to average net assets
Expenses	0.58%	0.60%	0.59%	0.59%	0.59%
Net investment income	5.41%	4.59%	4.54%	4.92%	4.75%
Supplemental data
Net assets, end of period (000 omitted)	$248,497	$217,254	$193,949	$320,568	$245,289

(1) Based on net asset value.

See Notes which are an integral part of the Financial Statements

Independence One Michigan Municipal Cash Fund
Portfolio of Investments

April 30, 2001

Principal Amount		Credit Rating* S&P/Moody's	Value
Short-Term Municipal Bonds (1)--89.2%
	Illinois--3.5%
$3,000,000	Will County, IL Environmental Revenue VRDNs (Exxon Mobil Oil Corp.) 4/1/2033	A-1+ / VMIG1	$3,000,000

	Michigan--85.7%
500,000	Bruce Township, MI Hospital Finance Authority, Tender Securities Weekly VRDNs (Sisters of Charity Health Care System)/(MBIA INS)/(Morgan Guaranty Trust Co., New York LIQ)	A-1+ / VMIG1	500,000
1,000,000	Cornell, MI EDC, Industrial Development Refunding Revenue Bonds (Series 1990), 3.10% CP (Mead-Escanaba Paper Co. Project)/(Credit Suisse First Boston LOC), Mandatory Tender 5/21/2001	A-1+ / NR	1,000,000
2,900,000	Dearborn, MI EDC, Revenue Bonds Weekly VRDNs (Henry Ford Village)/(Comerica Bank LOC)	NR/NR	2,900,000
3,400,000	Delta County, MI EDC, Environmental Improvement Refunding Revenue Bonds (Series 1985 A), 2.95% CP (Mead-Escanaba Paper Co. Project), Mandatory Tender 5/1/2001	NR / P-1	3,400,000
2,300,000	Delta County, MI EDC, Environmental Improvement Refunding Revenue Bonds (Series 1985 A), 3.25% CP (Mead-Escanaba Paper Co. Project), Mandatory Tender 7/9/2001	NR / P-1	2,300,000
2,200,000	Delta County, MI EDC, Environmental Improvement Refunding Revenue Bonds (Series 1985 B), 3.20% CP (Mead-Escanaba Paper Co. Project)/(Union Bank of Switzerland, Zurich LOC), Mandatory Tender 5/21/2001	NR / P-1	2,200,000
500,000	Detroit, MI Sewage Disposal System Weekly VRDNs (MBIA INS)	A-1+ / VMIG1	500,000
1,150,000	Detroit, MI Sewage Disposal System, (Series B) Weekly VRDNs (MBIA INS)	A-1+ / VMIG1	1,150,000
500,000	Detroit, MI Water Supply System, Water Supply System Refunding Revenue Bonds (Series 1993), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	A-1+ / VMIG1	500,000
675,000	Farmington Hills, MI EDC, Limited Obligations Revenue Bonds, 4.25% TOBs (Marketing Displays Project)/(Comerica Bank LOC), Optional Tender 9/1/2001	NR/NR	675,000
3,070,000	Garden City, MI Hospital Finance Authority, Hospital Revenue Bonds, (Series 1996A), Weekly VRDNs (Garden City Hospital, Osteopathic)/(National City Bank, Michigan/Illinois LOC)	A-1 / NR	3,070,000
1,000,000	Grand Rapids, MI EDR Weekly VRDNs (Amway Hotel Corp.), 11/1/2006	A-1 / NR	1,000,000
1,000,000	Grand Rapids, MI EDR, Weekly VRDNs (Amway Hotel Corp.) 12/1/2006	A-1 / NR	1,000,000
3,485,000	Grand Rapids, MI Water Supply System, (Series 1993), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	A-1+ / VMIG1	3,485,000
4,200,000	Kent Hospital Finance Authority, MI, Refunding Revenue Bonds Weekly VRDNs (MBIA INS)	A-1 / VMIG1	4,202,765
800,000	Michigan Higher Education Student Loan Authority, (Series XII-B), Weekly VRDNs (AMBAC INS)/(Bank of Tokyo LOC)	A-1+ / VMIG1	800,000
900,000	Michigan Higher Education Student Loan Authority, (Series XII-D), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ)	A-1+ / VMIG1	900,000
2,300,000	Michigan Higher Education Student Loan Authority, (Series XXII-F), Weekly VRDNs	A-1+ / VMIG1	2,300,000
1,000,000	Michigan State Hospital Finance Authority, (Series 1994), Weekly VRDNs (Mt. Clemens General Hospital)/(Comerica Bank LOC)	A-1 / VMIG1	1,000,000
1,000,000	Michigan State Hospital Finance Authority, (Series A), Weekly VRDNs (Hospital Equipment Loan Program)/(National City Bank, Michigan/Illinois LOC)	A-1 / VMIG1	1,000,000
2,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds Weekly VRDNs (National City Bank, Michigan/Illinois LOC)	A+ / NR	2,000,000
2,000,000	Michigan State Housing Development Authority, (Series B), Weekly VRDNs	A-1+ / VMIG1	2,000,000
1,100,000	Michigan State University, (Series A-2), Weekly VRDNs (Dexia Credit LOC)	A-1+ / VMIG1	1,100,000
730,000	Michigan Strategic Fund Monthly VRDNs (Applied Textiles, Inc.)/(Bank One, Michigan LOC)	NR/NR	730,000
300,000	Michigan Strategic Fund Weekly VRDNs (Consolidated Industrial Corporation Project)/(Bank One, Michigan LOC)	NR/NR	300,000
1,000,000	Michigan Strategic Fund Weekly VRDNs (Fitz Land LLC Project)/(National City Bank, Michigan/Illinois LOC)	NR/NR	1,000,000
2,900,000	Michigan Strategic Fund Weekly VRDNs (Forest City Tech)/ (National City Bank, Michigan/Illinois LOC)	NR/NR	2,900,000
170,000	Michigan Strategic Fund Weekly VRDNs (Lincoln Park Boring)/(Bank One, Michigan LOC)	NR/NR	170,000
1,500,000	Michigan Strategic Fund Weekly VRDNs (Morrell, Inc.)/(Comerica Bank LOC)	NR/NR	1,500,000
900,000	Michigan Strategic Fund, (Series 1995), Weekly VRDNs (Rood Industries, Inc. Project)/(Bank One, Michigan LOC)	NR/NR	900,000
2,500,000	Michigan Strategic Fund, 2.95% CP (Dow Chemical Co.), Mandatory Tender 5/1/2001	NR / P-1	2,500,000
2,300,000	Michigan Strategic Fund, 3.05% CP (Dow Chemical Co.), Mandatory Tender 6/5/2001	NR / P-1	2,300,000
2,000,000	Michigan Strategic Fund, 3.15% CP (Dow Chemical Co.), Mandatory Tender 5/14/2001	NR / P-1	2,000,000
1,800,000	Michigan Strategic Fund, 3.25% CP (Dow Chemical Co.), Mandatory Tender 7/9/2001	NR / P-1	1,800,000
700,000	Michigan Strategic Fund, Industrial Improvement Revenue Bonds Weekly VRDNs (Eclipse Mold, Inc. Project)/(Bank One, Michigan LOC)	NR/NR	700,000
800,000	Michigan Strategic Fund, Industrial Improvement Revenue Bonds Weekly VRDNs (Pinnacle Molded Plastics)/(Bank One, Michigan LOC)	NR/NR	800,000
635,000	Michigan Strategic Fund, Industrial Improvement Revenue Bonds Weekly VRDNs (Royal Oak Industries, Inc.)/(Comerica Bank LOC)	NR/NR	634,852
1,775,000	Michigan Strategic Fund, PCR Bonds Weekly VRDNs (General Motors Corp.)	NR / VMIG1	1,775,000
695,000	Michigan Strategic Fund, Refunding Revenue Bonds (Series B) Weekly VRDNs (Riverfront Development Co.)	NR/NR	695,000
1,000,000	Michigan Strategic Fund, Refunding Revenue Bonds Weekly VRDNs (Brittany Holding Co. LOC)/(Bank One, Michigan LOC)	NR/NR	1,000,892
3,000,000	Michigan Strategic Fund, Refunding Revenue Bonds Weekly VRDNs (Louisiana-Pacific Corp.)/(Wachovia Bank & Trust Co. LOC)	NR / Aa3	3,000,000
600,000	Michigan Strategic Fund, Resource Recovery Improvement Bonds Weekly VRDNs (Great Lakes Recovery Systems)/(Bank One, Michigan LOC)	A-1+ / NR	600,000
800,000	Michigan Strategic Fund, Revenue Bonds Weekly VRDNs (Non-Ferrous Cast Alloys)/(Bank One, Michigan LOC)	NR/NR	800,000
900,000	Michigan Strategic Fund, Revenue Bonds Weekly VRDNs (YWY Investments LLC)/(Bank One, Michigan LOC)	NR/NR	900,000
4,175,000	Michigan Strategic Fund, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Grayling Generating)/(Barclay Bank, NY LOC)	NR / VMIG1	4,175,000
1,500,000	Oakland County, MI EDC Weekly VRDNs (Comerica Bank LOC)	NR/NR	1,500,000
1,000,000	Regents of University of Michigan, (Series A), 3.15% CP (Regents of University of Michigan GTD), Mandatory Tender 6/7/2001	A-1+ / P-1	1,000,000
1,100,000	Troy, MI, (GO UT), 4.75% Bonds, 5/1/2001	AA / Aa2	1,100,000

	Total		73,763,509

	Total Short-Term Municipal Bonds		76,763,509

Mutual Fund Shares--10.2%
4,505,000	Goldman Sachs Institutional Liquid Assets Tax-Exempt Diversified Portfolio		4,505,000
4,266,000	Nuveen Tax Exempt Money Market Fund		4,266,000

	Total Mutual Fund Shares (at net asset value)		8,771,000

	Total Investments (at amortized cost) (2)		$85,534,509

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(1) Securities that are subject to alternative minimum tax represent 15.02% of the portfolio as calculated based on total portfolio market value.

(2) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($86,047,896) at April 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
CP--Commercial Paper
EDC--Economic Development Commission
EDR--Economic Development Revenue
FGIC--Financial Guaranty Insurance Corporation
GO--General Obligation
GTD--Guaranteed
INS--Insured
LIQ--Liquidity Agreement
LOC--Letter of Credit
MBIA--Municipal Bond Insurance Association
PCR--Pollution Control Revenue
TOBs--Tender Option Bonds
UT--Unlimited Tax
VRDNs--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Independence One Michigan Municipal Cash Fund
Statement of Assets and Liabilities

April 30, 2001

Assets:
Total investments in securities, at amortized cost and value		$85,534,509
Cash		4,133
Income receivable		404,193
Receivable for shares sold		178,566

Total assets		86,121,401
Liabilities:
Payable for shares redeemed	1,044
Payable to adviser	17,964
Payable to administrator	7,139
Income distribution payable	37,352
Other accrued expenses	10,006

Total liabilities		73,505

Net Assets for 86,047,896 shares outstanding		$86,047,896

Net Asset Value, Offering Price And Redemption Proceeds Per Share:
$86,047,896 ÷ 86,047,896 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Independence One Michigan Municipal Cash Fund
Statement of Operations

Year Ended April 30, 2001

Investment Income:
Interest		$4,085,541

Expenses:
Investment adviser fee	$407,058
Administrative personnel and services fee	100,232
Custodian fees	16,878
Transfer and dividend disbursing agent fees and expenses	25,430
Trustees' fees	6,462
Auditing fees	13,889
Legal fees	4,888
Portfolio accounting fees	38,882
Share registration costs	14,223
Printing and postage	10,245
Insurance premiums	366
Miscellaneous	4,975

Total expenses	643,528
Waivers--
Waiver of investment adviser fee	(152,646)

Net expenses		490,882

Net investment income		$3,594,659

See Notes which are an integral part of the Financial Statements

Independence One Michigan Municipal Cash Fund
Statement of Changes in Net Assets

	Year Ended April 30,
	2001	2000
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$3,594,659	$2,971,617

Distributions to Shareholders--
Distributions from net investment income	(3,594,659)	(2,971,617)

Share Transactions--
Proceeds from sale of shares	1,005,107,452	794,222,263
Net asset value of shares issued to shareholders in payment of distributions declared	2,714,390	2,428,820
Cost of shares redeemed	(1,028,059,062)	(777,315,672)

Change in net assets resulting from share transactions	(20,237,220)	19,335,411

Change in net assets	(20,237,220)	19,335,411
Net Assets:
Beginning of period	106,285,116	86,949,705

End of period	$86,047,896	$106,285,116

See Notes which are an integral part of the Financial Statements

Independence One Michigan Municipal Cash Fund
Financial Highlights

(For a share outstanding throughout each period)

	Year Ended April 30,
	2001	2000	1999	1998	1997
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.04	0.03	0.03	0.03	0.03
Less distributions
Distributions from net investment income	(0.04)	(0.03)	(0.03)	(0.03)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (1)	3.56%	3.06%	2.85%	3.24%	3.04%
Ratios to average net assets
Expenses	0.48%	0.50%	0.48%	0.49%	0.48%
Net investment income	3.53%	3.03%	2.82%	3.19%	3.01%
Expense waiver/reimbursement (2)	0.15%	0.15%	0.15%	0.16%	0.20%
Supplemental data
Net assets, end of period (000 omitted)	$86,048	$106,285	$86,950	$102,770	$84,019

(1) Based on net asset value.

(2) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Independence One Mutual Funds
Combined Notes to Financial Statements

April 30, 2001

(1) Organization

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of eight portfolios. The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

Portfolio Name	Investment Objective
Independence One Prime Money Market Fund ("Prime Money Market Fund")	To provide current income consistent with stability of principal.
Independence One U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund")	To provide current income consistent with stability of principal.
Independence One Michigan Municipal Cash Fund ("Michigan Municipal Cash Fund")	To provide stability of income and current income exempt from federal regular income tax and Michigan state income tax consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation--The Funds use of the amortized cost method to value their portfolio securities is in accordance with Rule 2a-7 under the Act. The Funds seek to maintain a stable net asset value of $1.00 per share. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Prime Money Market Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At April 30, 2001, the Funds listed below, for federal tax purposes, had capital loss carryforwards, as noted, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Fund Name	Total Tax Loss Carryforward	Amount Expiring in 2003	Amount Expiring in 2007	Amount Expiring in 2009
Independence Prime Money Market Fund	$35,489	$1,397	$33,848	$244
Independence Michigan Municipal Cash Fund	$ 1,624	$1,624	--	--

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

	Prime Money Market Fund Year Ended April 30,
	2001	2000
Class K Shares
Shares sold	4,550,183,493	4,164,267,197
Shares issued to shareholders in payment of distributions declared	21,697,922	17,511,484
Shares redeemed	(4,512,307,533)	(4,166,313,541)

Net change resulting from Class K Share transactions	59,573,882	15,465,140

	Prime Money Market Fund
	Year Ended April 30,
	2001	2000
Class Y Shares
Shares sold	1,593,567,666	1,832,805,247
Shares issued to shareholders in payment of distributions declared	7,776,990	5,568,484
Shares redeemed	(1,563,330,011)	(1,878,960,265)

Net change resulting from Class Y Share transactions	38,014,645	(40,586,534)

Net change resulting from share transactions	97,588,527	(25,121,394)

	U.S. Treasury Money Market Fund Year Ended April 30,
	2001	2000
Shares sold	2,298,216,761	2,360,844,785
Shares issued to shareholders in payment of distributions declared	7,764,209	6,787,187
Shares redeemed	(2,274,738,064)	(2,344,326,524)

Net change resulting from share transactions	31,242,906	23,305,448

	Michigan Municipal Cash Fund Year Ended April 30,
	2001	2000
Shares sold	1,005,107,452	794,222,263
Shares issued to shareholders in payment of distributions declared	2,714,390	2,428,820
Shares redeemed	(1,028,059,062)	(777,315,672)

Net change resulting from share transactions	(20,237,220)	19,335,411

(4) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--Independence One Capital Management Corporation, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a minimum fee of $50,000 for each portfolio in the Trust. FAS may voluntarily choose to waive a portion of its fee.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Independence One Capital Management Corporation, Prime Money Market Fund will pay Independence One Capital Management Corporation up to 0.25% of average daily net assets of the Class K Shares for the period. The fee paid to Independence One Capital Management Corporation is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer Agent and Dividend Disbursing Agent Fees--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees--Michigan National Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

General--Certain of the Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

(5) Concentration of Credit Risk

Since Michigan Municipal Cash Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2001, 56.8% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11.7% of total investments.

(6) Federal Income Tax Information

All of the distributions paid during the year-ended April 30, 2001 from the Michigan Municipal Cash Fund are exempt from federal income tax, other than alternative minimum tax.

Independent Auditors' Report

The Board of Trustees and Shareholders
Independence One Mutual Funds:

We have audited the accompanying statements of assets and liabilities of Independence One Prime Money Market Fund, Independence One U.S. Treasury Money Market Fund, and Independence One Michigan Municipal Cash Fund, each portfolios of the Independence One Mutual Funds, including the portfolios of investments, as of April 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Independence One Prime Money Market Fund, Independence One U.S. Treasury Money Market Fund, and Independence One Michigan Municipal Cash Fund as of April 30, 2001, and the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Boston, Massachusetts
June 8, 2001

Trustees

Robert E. Baker

Harold Berry

Nathan Forbes

Harry J. Nederlander

Thomas S. Wilson

Officers

Edward C. Gonzales
President

Jeffrey W. Sterling
Vice President and Assistant Treasurer

Richard J. Thomas
Treasurer

C. Grant Anderson
Secretary

Timothy S. Johnson
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U. S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

Independence One®
Mutual Funds

(Distributed by Federated Securities Corp.)

Annual Report
April 30, 2001

Independence One Prime Money Market Fund
Class K Shares
Class Y Shares

Independence One U.S. Treasury Money Market Fund
Class K Shares

Independence One Michigan Municipal Cash Fund
Class K Shares

800-334-2292
www.MichiganNational.com

Investment Company Act File No: 811-5752

Cusip 453777203
Cusip 453777302
Cusip 453777708
Cusip 453777401
G01200-01 (6/01)

[Logo of Independence One]

[Logo of Michigan National]

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Annual Report

Independence One®
Mutual Funds

Independence One® Mutual Funds offer eight portfolios, including three equity funds, two bond funds and three money market funds. This Annual Report relates to the following funds:

Independence One Equity Plus Fund
Trust Shares

Independence One Small Cap Fund
Class A Shares

Independence One International Equity Fund
Class A Shares

Independence One U.S. Government Securities Fund
Class A Shares

Independence One Fixed Income Fund
Trust Shares

April 30, 2001

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For more information about any of the Independence One® Mutual Funds, please call 800-334-2292 for a prospectus, which should be read carefully before investing.

President's Message

Dear Investor:

I am pleased to present the Annual Report of the Independence One Mutual Funds, which covers the 12-month period from May 1, 2000 through April 30, 2001. Inside, you'll find complete financial information for the funds. The report begins with a discussion by the funds' portfolio managers, followed by a listing of each fund's holdings and financial statements.

The following is a fund-by-fund summary of performance over the 12-month reporting period:

Independence One Equity Plus Fund

During the reporting period, this diversified portfolio of high-quality stocks issued by household-name companies was impacted by the general decline in stock prices. As a result, the fund's Trust Shares produced a negative 12-month total return of (17.64)%.1 The fund ended the reporting period with $277.7 million in net assets.

Independence One Small Cap Fund

During the reporting period, small cap stocks generally produced negative returns.2 However, Independence One Small Cap Fund produced a positive 12-month total return of 4.72%,1 based on the net asset value. The fund ended the reporting period with $40.6 million in net assets.

Independence One International Equity Fund

During the reporting period, as with U.S. stocks, international stocks experienced volatility and price declines. As a result, the fund's portfolio of stocks from recognized exchanges throughout the world produced a negative total return of (14.80)%,1 based on net asset value.3 The fund's net assets totaled $21.7 million at the end of the reporting period.

Independence One U.S. Government Securities Fund

For Class A Shares, this fund's all-government bond portfolio produced an income stream totaling $0.57 per share, while the net asset value rose $0.30. As a result, Class A Shares produced a positive total return of 10.04%, based on net asset value. Fund net assets totaled $43.1 million at the end of the reporting period.

Independence One Fixed Income Fund

This fund provides a diversified approach to bond investing through a portfolio that consists of a mix of U.S. government and agency and corporate bonds. Trust Shares produced a positive total return of 9.76%1 through income totaling $0.57 per share and a net asset value increase of $0.34. At the end of the reporting period, fund net assets totaled $90.8 million.

Thank you for selecting the Independence One Mutual Funds to pursue your financial goals. I urge you to remember that the performance of stocks is best measured over the long term. Short-term volatility, while painful, is part of stock investing and for many investors presents an opportunity to purchase additional shares at lower prices.

We look forward to keeping you informed about the progress of your investment.

Sincerely,

/s/ Edward C. Gonzales

Edward C. Gonzales
President
June 15, 2001

1 Performance quoted reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available by calling 1-800-334-2292. Total return, for Class A Shares, based on offering price was 0.50%, (18.20)% and 5.61% for Independence One Small Cap Fund, Independence One International Equity Fund and Independence One U.S. Government Securities Fund, respectively, for the reporting period.

2 In return for a higher level of growth potential, small-company stocks have historically experienced a higher degree of price volatility.

3 Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

Independence One Equity Plus Fund--Trust Shares

Question: What is your overview of what was a difficult 12-month period for the stocks, particularly growth stocks?

Answer: It was a difficult 12-month period for stocks as the economy slowed and investors became concerned about corporate earnings. As analysts lowered their earnings per share growth projections, growth stocks in particular, fell to adjust their valuation levels because they tend to trade at higher valuations than value stocks.

Question: What was the total return of Independence One Equity Plus Fund--Trust Shares during the 12-month reporting period?

Answer: The performance for the Independence One Equity Plus Fund, Trust Shares was (17.64)% for the 12-month period from May 1, 2000 to April 30, 2001.

Question: What were the fund's top 10 holdings at the end of the reporting period?

Top 10 Holdings
Name	Percentage of Net Assets
General Electric Co.	7.304
Microsoft Corp	5.490
Exxon Mobil Corp	4.678
Pfizer Inc.	4.150
Citigroup Inc.	3.749
Wal-Mart Stores	3.511
AOL Time Warner	3.319
Intel Corp.	3.159
International Business Machines Group	3.068
American International Group	2.893

Question: We've seen a series of rate cuts by the Federal Reserve Board (the "Fed") and some improvement in the market. What factors will determine the direction of the market through the rest of the year?

Answer: The primary driver that will determine the direction of the market through the rest of the year should be additional rate cuts. Other driving forces should be corporate earnings and investor sentiment.

Independence One Small Cap Fund

Question: The small-cap market--particularly small cap value stocks--fared somewhat better than large-cap stocks during the 12-month reporting period. What are your comments?

Answer: Prior to the last 12-month reporting period, small-cap stocks were under-appreciated by the market as investors focused on large-cap growth stocks. Recently, however, as the economy slowed and growth stock valuation levels have come into question, investors have turned their attention to small cap value stocks which represent a more conservative way to invest in the equity market.

Question: What was the total return of Independence One Small Cap Fund during the 12-month reporting period compared to the average small cap fund tracked by the Standard & Poor's SmallCap 600 Index and the Russell 2000 Index?

Answer: The Independence One Small Cap Fund returned 4.72%, based on net asset value, compared to the S&P SmallCap 600 Index, the benchmark of the fund, which returned 8.11%1 and the Russell 2000 Index, which returned (2.87)%.2

Question: What is your outlook for the small cap market through the rest of the year?

Answer: The outlook should continue to be determined by the health of the economy and strength of corporate earnings as the Federal Reserve Board continues to lower rates. We expect that investors will continue to be interested in investing in the equity markets.

1 The S&P SmallCap 600 Index is an unmanaged, capitalization weighted index of 600 common stocks. It is designed to provide a measure of overall small capitalization company performance, and includes common stocks of companies from a variety of economic sectors. "Standard & Poor's®," "S&P®" and "S&P SmallCap 600®" are trademarks of the McGraw-Hill Companies, Inc. and have been authorized for use by Independence One Small Cap Fund. The fund is not sponsored, endorsed, sold or promoted by or affiliated with Standard & Poor's. Investment cannot be made in an index.

2 The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. This index is unmanaged and investments cannot be made in an index.

Independence One International Equity Fund

Question: What is your review of the international marketplace, which to a large degree mirrored the volatile U.S. equity market during the 12-month reporting period?

Answer: The U.S. and international markets have become more intertwined, as global companies have begun to see the whole world as their marketplace. While we think that it is still important to diversify in various international regions, we also believe that the industry in which a company is active will drive stock prices more than the country characteristics.

Question: What was the total return of Independence One International Equity Fund during the 12-month reporting period ended April 30, 2001 compared to the MSCI-EAFE Index?

Answer: The total return of the Independence One International Equity Fund for the 12-month reporting period ended April 30, 2001 was (14.80)%, based on net asset value. This compares to a return of (16.39)% for the MSCI EAFE Index.1

Question: What were the fund's country weightings at the end of the reporting period?

Country Weightings
Country	Percentage of portfolio
United Kingdom	24.43
Japan	17.98
Netherlands	11.10
France	10.74
Switzerland	6.90
Germany	5.96
Spain	4.63
Hong Kong	4.44
Finland	2.30
Italy	2.29
Ireland	2.21
Sweden	2.12
Australia	1.52
Portugal	1.26
New Zealand	1.06
United States	1.06

1 The MSCI-EAFE is an unmanaged market capitalization weighted foreign securities index, which is widely used to measure performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The MSCI-EAFE is monitored by Capital International, S.A., Geneva, Switzerland. Investments cannot be made in an index.

Question: What is your outlook for the major regions of the world for the rest of the year?

Answer: For Europe, we expect a slowing economy, although considerably less so than in the United States. In the second half of the year, we expect growth in the European telecommunications and financial sectors to strengthen. The combination of continued weak domestic demand and a global slowdown of growth should cause a slowing of GDP growth in Japan. Additionally, we are concerned about a possible collapse in the Japanese banking sector.

Independence One U.S. Government Securities Fund--Class A Shares

Question: What are your comments on what was a positive reporting period for the government bond market?

Answer: The events of the past twelve months have highlighted the benefits of diversification in modern portfolio management. As evidence of a sharply slowing economy mounted, and corporate earnings prospects were revised lower, the major stock market indices fell. Technology issues were particularly hard hit, with the NASDAQ Composite Index falling almost 70% from its record level set in March 2000. As layoffs in the manufacturing sector mounted, and consumer confidence plunged, the Federal Reserve Board (the "Fed") acted decisively to lower interest rates in an effort to avoid an economic recession. Since the beginning of the year, the Fed has lowered short-term interest rates by 50 basis points on four separate occasions, for a cumulative reduction of 2.0%. Bond prices reacted favorably to these events, and the investment gains earned by the typical fixed income fund have helped to offset the losses suffered in the equity markets.

Question: How did Independence One U.S. Government Securities Fund--Class A Shares perform during the 12-month reporting period ended April 30, 2001?

Answer: The Independence One U.S. Government Securities Fund--Class A Shares had a total return, based on net asset value, of 10.04% for the reporting period.

Question: With a series of interest rate cuts by the Fed behind us, what is your outlook for government bonds?

Answer: The Fed appears to be steadfast in its mission to bring the nation's currently anemic economic growth rate back up to its longer term potential. We are of the opinion that they will continue to lower their short-term interest rate targets during the next quarter. This should provide a firm underpinning for fixed income securities. However, the bond market will be alert to signs that the Fed is becoming too accommodative in its monetary policy. The danger is that an excessive amount of monetary stimulus will touch off a bout of price increases. An increase in the underlying rate of inflation would likely hurt the performance of fixed income securities, especially those with longer maturities.

Independence One Fixed Income Fund--Trust Shares

Question: What are your comments on what was a positive reporting period for the bond market?

Answer: The events of the past twelve months have highlighted the benefits of diversification in modern portfolio management. As evidence of a sharply slowing economy mounted, and corporate earnings prospects were revised lower, the major stock market indices fell. Technology issues were particularly hard hit, with the NASDAQ Composite Index falling almost 70% from its record level set in March 2000. As layoffs in the manufacturing sector mounted, and consumer confidence plunged, the Federal Reserve Board (the "Fed") acted decisively to lower interest rates in an effort to avoid an economic recession. Since the beginning of the year, the Fed has lowered short-term interest rates by 50 basis points on four separate occasions, for a cumulative reduction of 2.0%. Bond prices reacted favorably to these events, and the investment gains earned by the typical fixed income fund have helped to offset the losses suffered in the equity markets.

Question: How did Independence One Fixed Income Fund--Trust Shares perform during the 12-month reporting period ended April 30, 2001?

Answer: The Independence One Fixed Income Fund--Trust Shares had a total return, based on net asset value, of 9.76% for the reporting period.

Question: With a series of interest rate cuts by the Fed behind us, what is your outlook for bonds?

Answer: The Fed appears to be steadfast in its mission to bring the nation's currently anemic economic growth rate back up to its longer term potential. We are of the opinion that they will continue to lower their short-term interest rate targets during the next quarter. This should provide a firm underpinning for fixed income securities. However, the bond market will be alert to signs that the Fed is becoming too accommodative in is monetary policy. The danger is that an excessive amount of rate of inflation would likely hurt the performance of fixed income securities, especially those with longer maturities.

Independence One Equity Plus Fund

Growth of $10,000 Invested in Independence One Equity Plus Fund

The graph below illustrates the hypothetical investment of $10,0001 in the Independence One Equity Plus Fund (Trust Shares) (the "Fund") from September 25, 1995 (start of performance) to April 30, 2001, compared to the Standard & Poor's 100 Composite Stock Price Index.2

[Graphic Representation Omitted -- See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 2001

1 Year	(17.64)%
5 Year	15.80%
Start of Performance (9/25/95)	16.88%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The Standard & Poor's 100 Composite Stock Price Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Standard & Poor's 100 Composite Stock Price Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

Independence One Small Cap Fund--Class A Shares

Growth of $10,000 Invested in Independence One Small Cap Fund

The graph below illustrates the hypothetical investment of $10,0001 in the Independence One Small Cap Fund (Class A Shares) (the "Fund") from June 22, 1998 (start of performance) to April 30, 2001, compared to the Standard & Poor's Small Cap 600 Composite Stock Price Index.2

[Graphic Representation Omitted -- See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 20013

1 Year	0.50%
Start of Performance (6/22/98)	3.86%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.00% ($10,000 investment minus $400 sales charge = $9.600). The Fund's performance assumes the reinvestment of all dividends and distributions. The Standard & Poor's SmallCap 600 Composite Stock Price Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Standard & Poor's SmallCap 600 Composite Stock Price Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges.

Independence One International Equity Fund--Class A Shares

Growth of $10,000 Invested in Independence One International Equity Fund

The graph below illustrates the hypothetical investment of $10,0001 in the Independence One International Equity Fund (Class A Shares) (the "Fund") from September 25, 1998 (start of performance) to April 30, 2001, compared to the Morgan Stanley Capital International EAFE Index.2

[Graphic Representation Omitted -- See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 20013

1 Year	(18.20)%
Start of Performance (9/25/98)	5.51%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.00% ($10,000 investment minus $400 sales charge = $9,600). The Fund's performance assumes the reinvestment of all dividends and distributions. Morgan Stanley Capital International EAFE Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Morgan Stanley Capital International EAFE Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges.

Independence One U.S. Government Securities Fund--Class A Shares

Growth of $10,000 Invested in Independence One U.S. Government Securities Fund

The graph below illustrates the hypothetical investment of $10,0001 in the Independence One U.S. Government Securities Fund (Class A Shares) (the "Fund") from January 11, 1993 (start of performance) to April 30, 2001, compared to the Merrill Lynch U.S. Treasury/Agency Master Index.2

[Graphic Representation Omitted -- See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 20013

1 Year	5.61%
5 Year	5.89%
Start of Performance (1/11/93)	5.85%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.00% ($10,000 investment minus $400 sales charge = $9,600). The Fund's performance assumes the reinvestment of all dividends and distributions. The Merrill Lynch U.S. Treasury/Agency Master Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Merrill Lynch U.S. Treasury/Agency Master Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges.

Independence One Fixed Income Fund--Trust Shares

Growth of $10,000 Invested in Independence One Fixed Income Fund

The graph below illustrates the hypothetical investment of $10,0001 in the Independence One Fixed Income Fund (Trust Shares) (the "Fund") from October 23, 1995 (start of performance) to April 30, 2001, compared to the Merrill Lynch 1-10 Years U.S. Corporate/Government Bond Index.2

[Graphic Representation Omitted -- See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 2001

1 Year	9.76%
5 Year	6.18%
Start of Performance (10/23/95)	5.80%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The Merrill Lynch 1-10 Years U.S. Corporate/Government Bond Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Merrill Lynch 1-10 Years U.S. Corporate/Government Bond Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

Last Meeting of Shareholders

The special meeting of shareholders of Independence One Mutual Funds (the "Trust"), presently consisting of eight portfolios: Independence One Prime Money Market Fund, Independence One U.S. Treasury Money Market Fund, Independence One Michigan Municipal Cash Fund, Independence One U.S. Government Securities Fund, Independence One Fixed Income Fund, Independence One Equity Plus Fund, Independence One Small Cap Fund and Independence One International Equity Fund (each a "Fund"), was held on March 15, 2001. The meeting was adjourned and reconvened on March 22, 2001. The following items were considered by shareholders and the results of their voting were as follows.

1. Election of a Trustee1 (voted upon by shareholders of the Trust).

	Shares Voted Affirmatively	Shares Withheld
Nathan Forbes	607,920,569	7,742,225

1 The following Trustees continued their terms as Trustees: Robert E. Baker, Harold Berry, Harry J. Nederlander, Thomas S. Wilson.

2. To approve a new advisory agreement with Independence One Capital Management Corporation for each of the Funds (voted upon by shareholders of all Funds).

Independence One Equity Plus Fund

Shares Voted Affirmatively	Shares Voted Negatively	Shares Abstaining
10,266,548	25,000	31,982

Independence One Small Cap Fund

Shares Voted Affirmatively	Shares Voted Negatively	Shares Abstaining
3,239,833	4,142	1,649

Independence One International Equity Fund

Shares Voted Affirmatively	Shares Voted Negatively	Shares Abstaining
1,771,615	0	437

Independence One U.S. Government Securities Fund

Shares Voted Affirmatively	Shares Voted Negatively	Shares Abstaining
4,073,318	0	6,673

Independence One Fixed Income Fund

Shares Voted Affirmatively	Shares Voted Negatively	Shares Abstaining
9,111,598	2,194	4,093

3. To approve a new subadvisory contract with Sosnoff Sheridan Corporation for Independence One Equity Plus Fund (voted upon by shareholders of Independence One Equity Plus Fund).

Shares Voted Affirmatively	Shares Voted Negatively	Shares Abstaining
10,257,048	27,941	38,541

4. To approve a new subadvisory contract with Sosnoff Sheridan Corporation for Independence One Small Cap Fund (voted upon by shareholders of Independence One Small Cap Fund).

Shares Voted Affirmatively	Shares Voted Negatively	Shares Abstaining
3,234,116	7,923	3,585

5. To approve a new subadvisory contract with ABN AMRO Asset Management (USA) LLC for Independence One International Equity Fund (voted upon by shareholders of Independence One International Equity Fund).

Shares Voted Affirmatively	Shares Voted Negatively	Shares Abstaining
1,769,211	2,841	0

Independence One Equity Plus Fund
Portfolio of Investments

April 30, 2001

Shares		Value
Common Stocks--95.9%
	Aerospace & Defense--1.8%
35,200	Boeing Co.	$2,175,360
8,400	General Dynamics Corp.	647,472
14,400	Raytheon Co., Class B	425,232
7,700	Rockwell International Corp.	346,731
19,800	United Technologies Corp.	1,545,984

	Total	5,140,779

	Automotive--1.3%
78,200	Ford Motor Co.	2,305,336
23,100	General Motors Corp.	1,266,111

	Total	3,571,447

	Basic Industry--0.5%
36,500	ALCOA, Inc.	1,511,100

	Capital Goods--0.7%
16,700	Minnesota Mining & Manufacturing Co.	1,987,467

	Chemicals--1.2%
37,800	Dow Chemical Co.	1,264,410
44,000	Du Pont (E.I.) de Nemours & Co.	1,988,360

	Total	3,252,770

	Computer Services--16.1%
182,500	(1) AOL Time Warner, Inc.	9,216,250
306,900	(1) Cisco Systems, Inc.	5,211,162
7,100	(1) Computer Sciences Corp.	252,973
81,500	Hewlett-Packard Co.	2,317,045
74,000	International Business Machines Corp.	8,520,360
225,000	(1) Microsoft Corp.	15,243,750
236,500	(1) Oracle Corp.	3,821,840
13,300	(1) Unisys Corp.	160,132

	Total	44,743,512

	Consumer Basics--0.9%
56,100	American Express Co.	2,380,884

	Consumer Non-Durables--2.1%
17,700	Campbell Soup Co.	538,788
44,400	Gillette Co.	1,259,184
54,800	Procter & Gamble Co.	3,290,740
33,100	Sara Lee Corp.	659,021

	Total	5,747,733

	Electrical Equipment--8.3%
3,400	Black & Decker Corp.	135,524
9,400	Entergy Corp.	380,697
417,900	General Electric Co.	20,280,687
33,600	Honeywell, Inc.	1,642,368
28,500	Southern Co.	666,615

	Total	23,105,891

	Electronic Technology--5.6%
92,300	(1) EMC Corp.	3,655,080
283,800	Intel Corp.	8,772,258
7,300	(1) National Semiconductor Corp.	210,240
73,100	Texas Instruments, Inc.	2,828,970

	Total	15,466,548

	Entertainment--2.4%
87,700	Disney (Walt) Co.	2,652,925
4,900	(1) Harrah's Entertainment, Inc.	169,050
73,600	(1) Viacom, Inc., Class B	3,831,616

	Total	6,653,591

	Finance--10.4%
48,800	Bank One Corp.	1,843,176
68,600	Bank of America Corp.	3,841,600
211,800	Citigroup, Inc.	10,409,970
80,200	J.P. Morgan Chase & Co.	3,847,996
10,500	Lehman Brothers Holdings, Inc.	763,875
47,100	Morgan Stanley, Dean Witter & Co.	2,957,409
81,300	U.S. Bancorp	1,721,934
72,100	Wells Fargo Co.	3,386,537

	Total	28,772,497

	Financial Services--1.0%
10,000	Hartford Financial Services Group, Inc.	621,000
34,100	Merrill Lynch & Co., Inc.	2,103,970

	Total	2,724,970

	Food & Beverage--3.6%
104,900	Coca-Cola Co.	4,845,331
14,700	Heinz (H.J.) Co.	575,505
55,300	McDonald's Corp.	1,520,750
60,900	PepsiCo, Inc.	2,668,029
13,100	Ralston Purina Co.	398,109

	Total	10,007,724

	Forest Products & Paper--0.5%
2,400	Boise Cascade Corp.	83,952
20,300	International Paper Co.	795,354
9,200	Weyerhaeuser Co.	520,076

	Total	1,399,382

	Health Technology--5.2%
43,900	(1) Amgen, Inc.	2,684,046
8,900	(1) Medimmune, Inc.	348,435
266,100	Pfizer, Inc.	11,522,130

	Total	14,554,611

	Hospital Supplies--0.7%
12,400	Baxter International, Inc.	1,130,260
23,300	HCA - The Healthcare Company	901,710

	Total	2,031,970

	Household Products--0.5%
24,100	Colgate-Palmolive Co.	1,345,985

	Industrial Services--1.2%
21,000	El Paso Corp	1,444,800
31,500	Enron Corp.	1,975,680

	Total	3,420,480

	Insurance--3.5%
21,600	American General Corp.	941,976
98,200	American International Group, Inc.	8,032,760
6,500	CIGNA Corp.	693,550

	Total	9,668,286

	Manufacturing--0.2%
3,400	Allegheny Technologies Inc.	62,016
12,700	Eastman Kodak Co.	552,450

	Total	614,466

	Office Equipment--0.1%
28,100	Xerox Corp.	254,024

	Oil--5.7%
14,000	Baker Hughes, Inc.	550,060
146,600	Exxon Mobil Corp.	12,988,755
18,700	Halliburton Co.	808,027
24,100	Schlumberger Ltd.	1,597,830

	Total	15,944,672

	Personal Care Products--0.2%
10,000	Avon Products, Inc.	423,200

	Pharmaceuticals--7.4%
82,500	Bristol-Myers Squibb Co.	4,620,000
58,600	Johnson & Johnson	5,653,728
97,300	Merck & Co., Inc.	7,391,881
54,400	Pharmacia & Upjohn, Inc.	2,842,944

	Total	20,508,553

	Producer Manufacturing--1.4%
73,900	Tyco International Ltd.	3,944,043

	Retail--5.8%
97,700	Home Depot, Inc.	4,601,670
18,000	Limited, Inc.	304,560
12,600	May Department Stores Co.	469,350
7,800	RadioShack Corp.	238,914
14,100	Sears, Roebuck & Co.	519,585
8,300	(1) Toys 'R' Us, Inc.	205,840
188,400	Wal-Mart Stores, Inc.	9,747,816

	Total	16,087,735

	Telecommunications--5.8%
170,500	AT&T Corp.	3,798,740
24,700	(1) Clear Channel Communications, Inc.	1,378,260
37,300	(1) Global Crossing Ltd.	467,369
143,500	Lucent Technologies, Inc.	1,436,435
32,100	(1) Nextel Communications, Inc., Class A	521,625
134,200	Nortel Networks Corp.	2,053,260
113,900	Verizon Communications	6,272,473

	Total	15,928,162

	Transportation--0.6%
16,500	Burlington Northern Santa Fe Corp.	485,100
5,200	Delta Air Lines, Inc.	228,956
12,500	(1) FedEx Corp.	525,875
16,200	Norfolk Southern Corp.	319,788

	Total	1,559,719

	Utilities--1.0%
22,400	(1) AES Corp.	1,067,808
13,400	Exelon Corp.	925,270
20,401	Williams Cos., Inc. (The)	860,272

	Total	2,853,350

	Utilities-Electric--0.2%
13,600	American Electric Power Co., Inc.	671,024

	Total Common Stocks (identified cost $158,164,243)	266,276,575

Mutual Fund Shares--2.9%
8,119,000	Independence One Prime Money Market Fund (at net asset value)	8,119,000

	Total Investments (identified cost $166,283,243) (2)	$274,395,575

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $166,959,243. The net unrealized appreciation of investments on a federal tax basis amounts to $107,436,332 which is comprised of $121,543,116 appreciation and $14,106,784 depreciation at April 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($277,672,723) at April 30, 2001.

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Statement of Assets and Liabilities

April 30, 2001

Assets:
Total investments in securities, at value (identified cost $166,283,243)		$274,395,575
Income receivable		177,304
Receivable for investments sold		2,964,742
Receivable for shares sold		395,116

Total assets		277,932,737
Liabilities:
Payable for shares redeemed	$166,442
Payable to bank	10,351
Payable to adviser	59,779
Payable to administrator	21,576
Other accrued expenses	1,866

Total liabilities		260,014

Net Assets		$277,672,723

Net Assets Consist of:
Paid in capital		$170,674,844
Net unrealized appreciation of investments		108,112,332
Accumulated net realized loss on investments		(1,205,225)
Undistributed net investment income		90,772

Total Net Assets		$277,672,723

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Trust Shares:
Net Asset Value Per Share ($269,939,012 ÷ 13,975,192 shares outstanding)		$19.32
Offering Price Per Share		$19.32
Redemption Proceeds Per Share		$19.32
Class A Shares:
Net Asset Value Per Share ($1,267,226 ÷ 65,673 shares outstanding)		$19.30
Offering Price Per Share (100/96.00 of $19.30) (1)		$20.10
Redemption Proceeds Per Share		$19.30
Class B Shares:
Net Asset Value Per Share ($6,466,485 ÷ 337,163 shares outstanding)		$19.18
Offering Price Per Share		$19.18
Redemption Proceeds Per Share (95.00/100 of $19.18) (2)		$18.22

(1) See "What Do Shares Cost?" in the Prospectus.

(2) See "Contingent Deferred Sales Charge" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Statement of Operations

Year Ended April 30, 2001

Investment Income:
Dividends		$3,204,778
Interest		432,427

Total income		3,637,205
Expenses:
Investment adviser fee	$1,277,331
Administrative personnel and services fee	314,441
Custodian fees	53,530
Transfer and dividend disbursing agent fees and expenses	70,650
Trustees' fees	14,364
Auditing fees	13,464
Legal fees	4,176
Portfolio accounting fees	103,243
Distribution services fee--Class A Shares	1,405
Distribution services fee--Class B Shares	35,977
Shareholder services fee--Class B Shares	11,992
Share registration costs	48,157
Printing and postage	36,019
Insurance premiums	1,641
Miscellaneous	9,039

Total expenses	1,995,429
Waiver:
Waiver of investment adviser fee	(319,332)

Net expenses		1,676,097

Net investment income		1,961,108

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		6,863,028
Net change in unrealized appreciation (depreciation) of investments		(71,811,212)

Net realized and unrealized loss on investments		(64,948,184)

Change in net assets resulting from operations		$(62,987,076)

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Statement of Changes in Net Assets

	Year Ended April 30,
	2001	2000
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$1,961,108	$2,214,382
Net realized gain on investments	6,863,028	12,069,026
Net change in unrealized appreciation (depreciation) of investments	(71,811,212)	32,468,020

Change in net assets resulting from operations	(62,987,076)	46,751,428

Distributions to Shareholders--
Distributions from net investment income
Trust Shares	(1,967,415)	(2,228,832)
Class A Shares	(2,574)	--
Class B Shares	--	(65)
Distributions from net realized gains
Trust Shares	(15,670,513)	(6,460,281)
Class A Shares	(38,189)	--
Class B Shares	(281,916)	(1,334)

Change in net assets resulting from distributions to shareholders	(17,960,607)	(8,690,512)

Share Transactions--
Proceeds from sale of shares	78,838,381	58,672,495
Net asset value of shares issued to shareholders in payment of distributions declared	15,230,862	6,865,673
Cost of shares redeemed	(61,104,206)	(73,379,819)

Change in net assets resulting from share transactions	32,965,037	(7,841,651)

Change in net assets	(47,982,646)	30,219,265
Net Assets:
Beginning of period	325,655,369	295,436,104

End of period (including undistributed net investment income of $90,772 and $99,654, respectively)	$277,672,723	$325,655,369

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Financial Highlights -- Trust Shares

(For a share outstanding throughout each period)

	Year Ended April 30,
	2001	2000	1999	1998	1997
Net asset value, beginning of period	$24.87	$22.02	$18.24	$14.04	$11.39
Income from investment operations
Net investment income	0.14	0.17	0.18	0.22	0.21
Net realized and unrealized gain (loss) on investments	(4.44)	3.34	4.44	4.85	2.70

Total from investment operations	(4.30)	3.51	4.62	5.07	2.91

Less distributions
Distributions from net investment income	(0.14)	(0.17)	(0.18)	(0.22)	(0.21)
Distributions from net realized gain on investments	(1.11)	(0.49)	(0.66)	(0.65)	(0.05)

Total distributions	(1.25)	(0.66)	(0.84)	(0.87)	(0.26)

Net asset value, end of period	$19.32	$24.87	$22.02	$18.24	$14.04

Total return (1)	(17.64)%	16.00%	26.10%	37.20%	26.00%
Ratios to average net assets
Expenses	0.51%	0.49%	0.48%	0.42%	0.40%
Net investment income	0.63%	0.70%	0.96%	1.28%	1.74%
Expense waiver/reimbursement (2)	0.10%	0.10%	0.11%	0.19%	0.24%
Supplemental data
Net assets, end of period (000 omitted)	$269,939	$322,937	$295,436	$209,753	$169,328
Portfolio turnover	27%	10%	19%	11%	8%

(1) Based on net asset value.

(2) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Portfolio of Investments

April 30, 2001

Shares		Value
Common Stocks--98.2%
	Basic Industry--2.3%
8,900	AptarGroup, Inc.	$281,062
6,500	Caraustar Industries, Inc.	52,000
8,800	Corn Products International, Inc.	215,600
9,120	Delta & Pine Land Co.	217,968
3,800	IMCO Recycling, Inc.	21,850
7,800	MacDermid, Inc.	134,784

	Total	923,264

	Commercial Services--2.5%
10,000	(1) Dendrite International, Inc.	120,300
8,200	FactSet Research Systems, Inc.	291,100
5,100	G & K Services, Inc., Class A	97,665
4,300	(1) Performance Food Group Co.	232,071
12,000	(1) Profit Recovery Group International, Inc.	76,800
15,500	(1) Spherion Corp.	126,635
3,800	(1) Volt Information Sciences, Inc.	64,980

	Total	1,009,551

	Consumer Durables--5.3%
2,900	Bassett Furniture Industries, Inc.	41,035
11,800	(1) Champion Enterprises, Inc.	94,990
20,644	D. R. Horton, Inc.	499,998
9,800	Ethan Allen Interiors, Inc.	347,900
15,000	La-Z Boy Chair Co.	270,000
5,900	Polaris Industries, Inc., Class A	228,330
3,300	Ryland Group, Inc.	156,783
5,000	(1) THQ, Inc.	190,450
9,000	(1) Toll Brothers, Inc.	319,500

	Total	2,148,986

	Consumer Non-Durables--4.7%
3,300	(1) Ashworth, Inc.	24,288
8,600	(1) Buckeye Technologies, Inc.	104,834
3,700	ChemFirst, Inc.	95,090
5,100	Constellation Brands, Inc., Class A	332,775
10,600	Earthgrains Co.	238,500
8,300	(1) Hain Celestial Group, Inc.	207,666
7,900	(1) Nautica Enterprise, Inc.	145,123
6,800	Phillips-Van Heusen Corp.	102,000
13,600	(1) Smithfield Foods, Inc.	465,800
10,400	Wolverine World Wide, Inc.	185,120

	Total	1,901,196

	Consumer Services--1.6%
3,600	(1) Anchor Gaming	196,200
7,300	Marcus Corp.	110,011
11,200	(1) Prime Hospitality Corp.	115,248
8,500	(1) United Stationers, Inc.	241,995

	Total	663,454

	Distribution Services--0.7%
4,800	(1) Black Box Corp.	279,312

	Electronic Technology--4.7%
7,900	(1) Advanced Energy Industries, Inc.	274,209
14,600	(1) Aeroflex, Inc.	217,686
10,800	(1) Alpha Industries, Inc.	265,356
8,100	(1) C-COR.net Corp.	58,320
4,000	Keithley Instruments, Inc.	106,200
5,400	(1) Network Equipment Technologies, Inc.	22,626
12,700	(1) Pinnacle Systems, Inc.	134,874
4,300	(1) RadiSys Corp.	90,730
6,900	(1) Radiant Systems, Inc.	115,920
23,100	(1) SONICblue, Inc.	112,959
13,451	(1) Stratos Lightwave, Inc.	107,470
3,100	(1) Supertex, Inc.	55,676
8,000	(1) Varian Semiconductor Equipment Associates, Inc.	364,400

	Total	1,926,426

	Energy Minerals--7.3%
8,200	(1) Barrett Resources Corp.	527,670
17,300	Cross Timbers Oil Co.	469,695
10,900	(1) Louis Dreyfus Natural Gas Corp.	415,290
10,600	(1) Newfield Exploration Co.	381,600
4,400	(1) Nuevo Energy Co.	78,760
13,300	Pogo Producing Co.	393,813
5,600	St. Mary Land & Exploration Co.	139,160
6,500	(1) Stone Energy Corp.	323,050
9,500	(1) Tom Brown, Inc.	243,200

	Total	2,972,238

	Finance--14.3%
9,800	Centura Banks, Inc.	465,990
6,600	Chittenden Corp.	198,000
7,800	Commerce Bancorp, Inc.	538,200
13,600	Commercial Federal Corp.	297,840
12,900	Cullen Frost Bankers, Inc.	412,800
7,000	Downey Financial Corp.	301,280
17,600	Eaton Vance Corp.	568,480
15,900	First American Corp.	317,205
10,200	First Midwest Bancorp, Inc.	288,558
6,800	First Bancorp.	174,760
17,500	Fremont General Corp.	74,900
16,500	Hooper Holmes, Inc.	169,125
13,300	Hudson United Bancorp	316,008
10,300	Mutual Risk Management Ltd.	66,538
11,250	New York Community Bancorp, Inc.	379,688
2,400	RLI Corp.	96,000
11,900	Raymond James Financial, Inc.	361,165
7,100	Riggs National Corp.	112,535
6,300	Selective Insurance Group, Inc.	155,295
4,000	Southwest Securities Group, Inc.	88,600
9,800	Susquehanna Bancshares, Inc.	177,282
10,400	United Bankshares, Inc.	239,200

	Total	5,799,449

	Health Care--9.7%
10,000	Alpharma, Inc., Class A	226,200
10,300	(1) Cephalon, Inc.	656,110
8,600	(1) Cerner Corp.	387,258
8,300	(1) IDEXX Laboratories, Inc.	225,013
7,500	Invacare Corp.	264,750
5,900	Mentor Corp.	135,700
5,500	(1) Noven Pharmaceuticals, Inc.	118,085
12,100	(1) Orthodontic Centers of America, Inc.	329,725
6,100	(1) Parexel International Corp.	76,555
16,800	(1) Patterson Dental Co.	513,408
11,600	(1) Renal Care Group, Inc.	331,528
7,400	(1) Universal Health Services, Inc., Class B	664,224

	Total	3,928,556

	Health Services--0.6%
12,200	(1) Mid Atlantic Medical Services, Inc.	248,026

	Health Technology--4.4%
7,020	(1) Enzo Biochem, Inc.	155,844
7,500	(1) Medicis Pharmaceutical Corp., Class A	372,750
7,800	(1) ResMed, Inc.	349,440
10,300	(1) Techne Corp.	330,630
8,200	Varian Medical Systems, Inc.	564,980

	Total	1,773,644

	Industrial Services--2.0%
5,300	(1) Offshore Logistics, Inc.	140,450
16,700	(1) Pride International, Inc.	444,721
10,100	(1) Tetra Tech, Inc.	246,642

	Total	831,813

	Non-Energy Minerals--0.7%
9,600	(1) Stillwater Mining Co.	293,472

	Paper & Related Products--0.1%
3,500	Pope & Talbot, Inc.	48,125

	Process Industries--3.0%
5,700	Brady (W.H.) Corp., Class A	186,960
3,800	(1) Intermagnetics General Corp.	93,480
4,100	(1) Ionics, Inc.	98,810
5,500	Kaman Corp., Class A	91,575
5,900	OM Group, Inc.	322,730
7,100	(1)Scotts Co., Class A	296,780
7,900	Wellman, Inc.	147,335

	Total	1,237,670

	Producer Manufacturing--8.5%
9,400	(1) Anixter International, Inc.	247,690
8,400	Baldor Electric Co.	175,224
6,100	Belden, Inc.	144,021
10,900	(1) Cable Design Technologies, Class A	161,974
6,600	C&D Technologies, Inc.	234,168
10,138	Graco, Inc.	277,781
7,500	IDEX Corp.	235,500
6,346	Intermet Corp.	32,047
8,300	(1) Mueller Industries, Inc.	268,505
4,200	OshKosh Truck Corp., Class B	163,716
2,700	Robbins & Myers, Inc.	76,275
7,600	Roper Industries, Inc.	317,680
8,700	SLI, Inc.	61,335
3,200	(1) SPS Technologies, Inc.	155,840
4,200	Scott Technologies, Inc.	98,700
5,900	Smith (A.O.) Corp.	112,808
9,500	Tredegar Industries, Inc.	185,725
5,600	(1) Triarc Companies, Inc., Class A	143,360
7,900	(1) Zebra Technologies Corp., Class A	341,754

	Total	3,434,103

	Retail Trade--7.6%
12,750	(1) 99 Cents Only Stores	369,495
3,500	Casual Male Corp.	7,665
5,200	(1) Cost Plus, Inc.	123,760
4,200	(1) Discount Auto Parts, Inc.	37,380
4,600	(1) Dress Barn, Inc.	111,320
4,900	(1) Footstar, Inc.	178,850
5,400	(1) Genesco, Inc.	154,440
4,300	Hancock Fabrics, Inc.	35,518
10,000	(1) Linens 'N Things, Inc.	270,100
10,400	(1) Mens Wearhouse, Inc.	264,680
8,100	(1) Michaels Stores, Inc.	273,537
8,000	(1) Pacific Sunwear of California, Inc.	222,880
10,300	Pier 1 Imports, Inc.	114,330
10,200	Regis Corp. Minnesota	188,700
7,200	Shopko Stores, Inc.	57,312
2,700	(1) Ultimate Electronics, Inc.	67,230
6,500	(1) Whole Foods Market, Inc.	315,900
8,800	(1) Zale Corp.	293,568

	Total	3,086,665

	Services--3.8%
6,300	Applebee's International, Inc.	263,970
6,800	(1) CEC Entertainment, Inc.	348,500
9,100	Central Parking Corp.	162,071
9,600	(1) Jack in the Box, Inc.	254,112
5,400	Landrys Seafood Restaurants, Inc.	65,448
3,300	(1) Panera Bread Co.	99,660
6,200	Pinnacle Entertainment, Inc.	61,938
5,600	(1) Prepaid Legal Services, Inc.	123,200
6,600	(1) Sonic Corp.	183,942

	Total	1,562,841

	Technology--7.2%
6,700	AAR Corp.	75,241
6,000	(1) Actel Corp.	138,300
10,300	(1) American Management Systems, Inc.	216,815
12,800	(1) Aspect Communications Corp.	67,328
11,200	(1) Auspex Systems, Inc.	45,136
12,300	(1) C-Cube Microsystems, Inc.	196,185
6,900	CTS Corp.	165,600
14,900	(1) Ciber, Inc.	91,635
10,800	(1) Cognex Corp.	318,708
3,800	(1) Digi International, Inc.	22,914
8,600	(1) Filenet Corp.	120,400
5,500	Gerber Scientific, Inc.	38,225
8,000	(1) HNC Software, Inc.	217,840
6,200	(1) Hutchinson Technology, Inc.	96,038
8,200	(1) Intervoice-Brite, Inc.	85,198
4,300	(1) MICROS Systems, Inc.	92,106
8,900	Methode Electronics, Inc., Class A	50,908
8,200	National Data Corp.	234,930
14,700	(1) RSA Security, Inc.	470,400
5,400	(1) Three-Five Systems, Inc.	86,130
5,900	(1) Trimble Navigation Ltd.	96,937

	Total	2,926,974

	Technology Services--2.1%
7,400	(1) Aspen Technology, Inc.	155,844
12,400	(1) eLoyalty Corp.	39,184
8,200	(1) Hyperion Solutions Corp.	137,842
8,800	(1) Progress Software Corp.	124,520
7,700	(1) Remedy Corp.	134,981
8,100	(1) Systems & Computer Technology Corp.	71,037
8,200	(1) Verity, Inc.	184,664

	Total	848,072

	Transportation--2.7%
6,100	Arnold Industries, Inc.	108,824
9,200	(1) Fritz Companies, Inc.	103,960
6,300	(1) Heartland Express, Inc.	173,061
2,800	(1) M.S. Carriers, Inc.	86,492
8,100	(1) Mesa Air Group, Inc.	89,100
14,000	SkyWest, Inc.	371,000
6,400	USFreightways Corp.	167,744

	Total	1,100,181

	Utilities--2.4%
9,700	Atmos Energy Corp.	219,899
13,200	Philadelphia Suburban Corp.	307,560
8,000	Piedmont Natural Gas, Inc.	284,400
7,900	Southwest Gas Corp.	166,295

	Total	978,154

	Total Common Stocks (identified cost $38,864,441)	39,922,172

Mutual Fund Shares--1.4%
565,100	Independence One Prime Money Market Fund (at net asset value)	565,100

	Total Investments (identified cost $39,429,541) (2)	$40,487,272

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $40,611,072. The net unrealized depreciation of investments on a federal tax basis amounts to $123,800 which is comprised of $5,971,125 appreciation and $6,094,925 depreciation at April 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($40,633,589) at April 30, 2001.

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Statement of Assets and Liabilities

April 30, 2001

Assets:
Total investments in securities, at value (identified cost $39,429,541)		$40,487,272
Cash		1,152
Income receivable		20,013
Receivable for shares sold		171,227

Total assets		40,679,664
Liabilities:
Payable for shares redeemed	$188
Payable to adviser	15,410
Payable to administrator	3,135
Other accrued expenses	27,342

Total liabilities		46,075

Net Assets for 4,211,898 shares outstanding		$40,633,589

Net Assets Consist of:
Paid in capital		$39,122,160
Net unrealized appreciation of investments		1,057,731
Accumulated net realized gain on investments		453,698

Total Net Assets		$40,633,589

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($40,633,589 ÷ 4,211,898 shares outstanding)		$ 9.65
Offering Price Per Share (100/96.00 of $9.65) (1)		$10.05
Redemption Proceeds Per Share		$ 9.65

(1) See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Statement of Operations

Year Ended April 30, 2001

Investment Income:
Dividends			$243,197
Interest			66,160

Total income			309,357
Expenses:
Investment adviser fee		$200,839
Administrative personnel and services fee		50,000
Custodian fees		31,522
Transfer and dividend disbursing agent fees and expenses		27,912
Trustees' fees		2,120
Auditing fees		12,387
Legal fees		4,285
Portfolio accounting fees		49,297
Share registration costs		13,579
Printing and postage		12,373
Insurance premiums		387
Miscellaneous		3,436

Total expenses		408,137
Reimbursements and Waivers:
Reimbursement of investment adviser fee	$(3,051)
Waiver of administrative personnel and services fee	(10,442)

Total reimbursements and waivers		(13,493)

Net expenses			394,644

Net operating loss			(85,287)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			5,869,241
Net change in unrealized appreciation (depreciation) of investments			(3,962,293)

Net realized and unrealized gain on investments			1,906,948

Change in net assets resulting from operations			$1,821,661

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Statement of Changes in Net Assets

	Year Ended April 30,
	2001	2000
Increase (Decrease) in Net Assets:
Operations--
Net operating loss	$(85,287)	$(94,658)
Net realized gain on investments	5,869,241	164,278
Net change in unrealized appreciation (depreciation) of investments	(3,962,293)	5,648,843

Change in net assets resulting from operations	1,821,661	5,718,463

Distributions to Shareholders--
Distributions from net realized gains	(4,830,640)	(1,861,428)

Share Transactions--
Proceeds from sale of shares	8,404,804	7,186,786
Net asset value of shares issued to shareholders in payment of distributions declared	4,818,442	1,850,271
Cost of shares redeemed	(8,912,955)	(3,148,808)

Change in net assets resulting from share transactions	4,310,291	5,888,249

Change in net assets	1,301,312	9,745,284
Net Assets:
Beginning of period	39,332,277	29,586,993

End of period	$40,633,589	$39,332,277

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Financial Highlights

(For a share outstanding throughout each period)

	Year Ended April 30,		Period Ended April 30,
	2001	2000	1999(1)
Net asset value, beginning of period	$10.47	$ 9.40	$10.00
Income from investment operations
Net operating loss	(0.02)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	0.47	1.65	(0.59	)(2)

Total from investment operations	0.45	1.62	(0.60)

Less distributions
Distributions from net investment income	--	--	0.00	(3)
Distributions from net realized gain on investments	(1.27)	(0.55)	0.00	(3)

Total distributions	(1.27)	(0.55)	0.00	(3)

Net asset value, end of period	$ 9.65	$10.47	$ 9.40

Total return (4)	4.72%	17.86%	(5.94)%
Ratios to average net assets
Expenses	0.98%	1.07%	1.27	%(6)
Net operating loss	(0.21)%	(0.28)%	(0.09	)%(6)
Expense waiver/reimbursement (5)	0.03%	0.05%	0.42	%(6)
Supplemental data
Net assets, end of period (000 omitted)	$40,634	$39,332	$29,587
Portfolio turnover	65%	38%	36%

(1) Reflects operations for the period from June 22, 1998 (date of initial public investment) to April 30, 1999.

(2) The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

(3) Amount represents less than $0.005 per share.

(4) Based on net asset value.

(5) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(6) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Portfolio of Investments

April 30, 2001

Shares		Value
Common Stocks--96.9%
Australia--1.5%
	Banking--0.8%
11,950	Commonwealth Bank of Australia	$175,817

	Broadcasting & Publishing--0.0%
3	News Corp. Ltd.	26

	Business & Public Services--0.7%
6,000	Brambles Industries Ltd.	152,708

	Gold Mines--0.0%
10	Sons Of Gwalia Ltd.	41

	Insurance--0.0%
1	AMP Ltd.	15

	Metals - Non Ferrous--0.0%
9	Rio Tinto PLC (Australia)	163

	Real Estate--0.0%
124	Colonial First State Property Trust Group	130
77	Mirvac Group	138
64	Stockland Trust Group	130

	Total	398

	Total Australia (identified cost $308,195)	329,168

Finland--2.3%
	Electrical & Electronics--2.3%
15,000	Nokia Oyj	496,416

	Total Finland (identified cost $363,627)	496,416

France--10.7%
	Business & Public Services--1.2%
1,770	Cap Gemini SA	255,824

	Electrical & Electronics--1.3%
7,210	STMicroelectronics NV	290,747

	Energy Sources--3.0%
4,302	Total Fina SA, Class B	641,248

	Health & Personal Care--3.7%
4,000	Aventis SA	309,828
4,000	L'Oreal SA	291,195
3,360	Sanofi Synthelabo SA	201,526

	Total	802,549

	Insurance--1.5%
2,800	Axa	330,412

	Total France (identified cost $2,146,424)	2,320,780

Germany--4.4%
	Banking--0.6%
1,600	Deutsche Bank AG	130,603

	Business & Public Services--1.3%
1,800	SAP AG	286,032

	Electrical & Electronics--1.6%
4,770	Siemens AG	351,694

	Insurance--0.9%
692	Allianz AG Holding	199,236

	Total Germany (identified cost $826,369)	967,565

Hong Kong--4.4%
	Banking--2.7%
46,000	HSBC Holdings PLC	583,921

	Multi-Industry--1.7%
34,900	Hutchison Whampoa Ltd.	374,776

	Total Hong Kong (identified cost $850,054)	958,697

Ireland--2.2%
	Banking--0.9%
17,300	Allied Irish Banks PLC	190,333

	Building Materials & Components--1.3%
17,000	CRH PLC	286,582

	Total Ireland (identified cost $459,780)	476,915

Italy--2.3%
	Financial Services--0.6%
24,000	Bipop-Carire SPA	121,589

	Insurance--1.7%
29,000	Mediolanum SPA	373,346

	Total Italy (identified cost $410,979)	494,935

Japan--17.9%
	Appliances & Household Durables--4.0%
21,000	Matsushita Electric Industrial Co.	350,099
6,900	Sony Corp.	515,971

	Total	866,070

	Banking--0.0%
0	(2) Mitsubishi Tokyo Financial Group, Inc.	1,020
400	Sumitomo Bank Ltd., Osaka	3,736
0	(1)(2) UFJ Holdings, Inc.	432

	Total	5,188

	Business & Public Services--0.8%
3,000	SECOM Co. Ltd.	182,090

	Data Processing & Reproduction--2.9%
10,000	Canon, Inc.	392,506
17,000	Fujitsu Ltd.	233,885

	Total	626,391

	Electrical & Electronics--3.4%
14,000	NEC Corp.	255,493
29	(1) Nippon Foundry, Inc.	221,786
40,000	Toshiba Corp.	262,534

	Total	739,813

	Electronic Components, Instruments--1.1%
1,300	Rohm Co.	229,353

	Food & Household Products--1.4%
12,000	Kao Corp.	304,941

	Health & Personal Care--1.0%
2,000	Takeda Chemical Industries	96,467
4,000	Yamanouchi Pharmaceutical Co. Ltd.	110,711

	Total	207,178

	Telecommunications--3.3%
10	NTT DoCoMo, Inc.	205,560
81	Nippon Telegraph & Telephone Corp.	514,587

	Total	720,147

	Transportation - Road & Rail--0.0%
960	Kinki Nippon Railway Co., Ltd.	3,822

	Total Japan (identified cost $4,186,964)	3,884,993

Netherlands--11.0%
	Appliances & Household Durables--0.9%
6,712	Koninklijke (Royal) Philips Electronics NV	197,177

	Business & Public Services--1.6%
4,300	(1) Equant NV	114,264
5,750	VNU NV	238,996

	Total	353,260

	Chemicals--1.1%
5,520	Akzo Nobel NV	229,943

	Electronic Components, Instruments--0.7%
5,600	(1) ASM Lithography Holding NV	148,064

	Financial Services--3.3%
10,600	ING Groep NV	723,891

	Insurance--1.5%
13,000	Fortis NV	337,492

	Merchandising--1.3%
8,900	Ahold NV	276,378

	Recreation, Other Consumer Goods--0.6%
1,500	Gucci Group NV	134,352

	Total Netherlands (identified cost $2,285,020)	2,400,557

New Zealand--1.1%
	Telecommunications--1.1%
85,000	Telecom Corp. of New Zealand, Ltd.	229,347

	Total New Zealand (identified cost $206,039)	229,347

Portugal--1.2%
	Telecommunications--1.2%
28,000	Portugal Telecom SA	271,782

	Total Portugal (identified cost $253,273)	271,782

Spain--4.6%
	Banking--2.4%
37,000	Banco Bilbao Vizcaya Argentaria SA	525,909

	Telecommunications--2.2%
28,000	Telefonica SA	474,005

	Total Spain (identified cost $973,864)	999,914

Sweden--2.1%
	Electrical & Electronics--0.9%
29,000	Telefonaktiebolaget LM Ericsson AB	186,622

	Insurance--1.2%
25,000	Skandia Forsakrings AB	271,792

	Total Sweden (identified cost $395,266)	458,414

Switzerland--6.9%
	Banking--2.7%
3,090	Credit Suisse Group	576,197

	Business & Public Services--1.2%
450	Adecco SA	272,358

	Food & Household Products--1.0%
103	Nestle SA	213,261

	Health & Personal Care--2.0%
276	Novartis AG	428,911

	Total Switzerland (identified cost $1,386,768)	1,490,727

United Kingdom--24.3%
	Banking--2.5%
39,000	Standard Chartered PLC	552,316

	Beverages & Tobacco--2.0%
41,000	Diageo PLC	431,081

	Broadcasting & Publishing--2.4%
24,941	Pearson PLC	525,539

	Business & Public Services--2.5%
14,000	CMG PLC	73,499
5,980	Logica PLC	85,544
77,000	Rentokil Initial PLC	209,282
11,200	Reuters Group PLC	164,221
1,100	Sema Group PLC	8,812

	Total	541,358

	Energy Sources--5.2%
53,000	BP Amoco PLC	475,370
78,000	Shell Transport & Trading Co. PLC	651,064

	Total	1,126,434

	Health & Personal Care--2.6%
21,383	GlaxoSmithKline PLC	564,968

	Insurance--1.8%
34,000	Prudential PLC	397,851

	Telecommunications--5.3%
29,800	British Telecommunication PLC	237,869
18,000	Cable & Wireless PLC	132,221
253,526	Vodafone Group PLC	769,765

	Total	1,139,855

	Total United Kingdom (identified cost $5,335,289)	5,279,402

	Total Common Stocks (identified cost $20,387,911)	21,059,612

Preferred Stocks--1.5%
Australia--0.0%
	Broadcasting & Publishing--0.0%
15	News Corp. Ltd., Pfd.	124

	Total Australia (identified cost $91)	124

Germany--1.5%
	Automobiles--0.7%
480	Porsche AG, Pfd.	157,150

	Health & Personal Care--0.8%
922	Fresenius AG, Pfd.	163,200

	Total Germany (identified cost $296,446)	320,350

	Total Preferred Stocks (identified cost $296,537)	320,474

Mutual Fund Shares--1.0%
229,000	Independence One Prime Money Market Fund (at cost)	229,000

	Total Investments (identified cost $20,913,448) (3)	$21,609,086

(1) Non-income producing security.

(2) Represents fractional share position.

(3) The cost of investments for federal tax purposes amounts to $21,154,356. The net unrealized appreciation of investments on a federal tax basis amounts to $454,730 which is comprised of $1,162,641 appreciation and $707,911 depreciation at April 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($21,729,759) at April 30, 2001.

The following acronyms are used throughout this portfolio:
SA--Support Agreement
SPA--Standby Purchase Agreement

See Notes which are an integral part of the Financial Statements

The following is the industry classification breakdown for the common and preferred stocks:

Industry Type	Total
Appliances & Household Durables	4.9%
Automobiles	0.7%
Banking	12.6%
Beverages & Tobacco	2.0%
Broadcasting & Publishing	2.4%
Building Materials & Components	1.3%
Business & Public Services	9.4%
Chemicals	1.1%
Data Processing & Reproduction	2.9%
Electrical & Electronics	8.2%
Electronic Components, Instruments	3.1%
Energy Sources	8.1%
Financial Services	3.9%
Food & Household Products	2.4%
Gold Mines	0.0%	*
Health & Personal Care	10.0%
Insurance	8.8%
Merchandising	1.3%
Metals - Non Ferrous	0.0%	*
Multi-Industry	1.7%
Real Estate	0.0%	*
Recreation, Other Consumer Goods	0.6%
Telecommunications	13.1%
Transportation - Road & Rail	0.0%	*

* Amount is less than 0.05%.

Note: The industry classifications are shown as a percentage of net assets ($21,729,759) at April 30, 2001.

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Statement of Assets and Liabilities

April 30, 2001

Assets:
Total investments in securities, at value (identified cost $20,913,448)		$21,609,086
Cash		1,496
Cash denominated in foreign currency (at identified cost $80,870)		81,132
Income receivable		85,295
Receivable for investments sold		308,310

Total assets		22,085,319
Liabilities:
Payable for investments purchased	$305,070
Accrued expenses	50,490

Total liabilities		355,560

Net Assets		$21,729,759

Net Assets Consist of:
Paid in capital		$24,585,540
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency transactions, futures contracts and options		694,999
Accumulated net realized loss on investments, foreign currency transactions, futures contracts and options		(3,550,780)

Total Net Assets		$21,729,759

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($21,729,759 ÷ 2,033,365 shares outstanding)		$10.69
Offering Price Per Share (100/96.00 of $10.69)(1)		$11.14
Redemption Proceeds Per Share		$10.69

(1) See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Statement of Operations

Year Ended April 30, 2001

Investment Income:
Dividends (net of foreign taxes withheld of $43,876)			$519,540
Interest (net of interest expense of $20,049)			49,955

Total income			569,495
Expenses:
Investment adviser fee		$234,624
Administrative personnel and services fee		50,000
Custodian fees		41,025
Transfer and dividend disbursing agent fees and expenses		17,966
Trustees' fees		1,425
Auditing fees		14,616
Legal fees		4,571
Portfolio accounting fees		60,167
Share registration costs		12,249
Printing and postage		11,872
Insurance premiums		832
Miscellaneous		3,612

Total expenses		452,959
Waivers:
Waiver of investment adviser fee	$(70,475)
Waiver of administrative personnel and services fee	(26,807)

Total waivers		(97,282)

Net expenses			355,677

Net investment income			213,818

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Futures, and Options:
Net realized loss on investments, foreign currency transactions, futures contracts and options			(3,755,075)
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency transactions, futures contracts and options			(237,982)

Net realized and unrealized loss on investments and foreign currency transactions, futures contracts, and options			(3,993,057)

Change in net assets resulting from operations			$(3,779,239)

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Statement of Changes in Net Assets

	Year Ended April 30,
	2001	2000
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$213,818	$149,645
Net realized gain (loss) on investments, foreign currency transactions, futures contracts and options	(3,755,075)	798,061
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency transactions, futures contracts and options	(237,982)	250,316

Change in net assets resulting from operations	(3,779,239)	1,198,022

Distributions to Shareholders--
Distributions from net investment income	--	(9,985)
Distributions from net realized gains on investments and foreign currency transactions	(416,326)	(1,612,030)

Change in net assets resulting from distributions to shareholders	(416,326)	(1,622,015)

Share Transactions--
Proceeds from sale of shares	4,942,326	8,197,507
Net asset value of shares issued to shareholders in payment of distributions declared	416,326	1,620,897
Cost of shares redeemed	(3,986,837)	(486,842)

Change in net assets resulting from share transactions	1,371,815	9,331,562

Change in net assets	(2,823,750)	8,907,569
Net Assets:
Beginning of period	24,553,509	15,645,940

End of period (including distributions in excess of net investment income of $0 and $(149,010), respectively)	$21,729,759	$24,553,509

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Financial Highlights

(For a share outstanding throughout each period)

	Year Ended April 30,		Period Ended April 30, 1999(1)
	2001	2000
Net asset value, beginning of period	$12.77	$12.75	$10.00
Income from investment operations
Net investment income	0.11	0.10 (2)	0.01
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and options	(1.99)	1.06	2.92

Total from investment operations	(1.88)	1.16	2.93

Less distributions
Distributions from net investment income	--	(0.01)	(0.02)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.20)	(1.13)	(0.16)

Total distributions	(0.20)	(1.14)	(0.18)

Net asset value, end of period	$10.69	$12.77	$12.75

Total return (3)	(14.80)%	8.63%	29.42%
Ratios to average net assets
Expenses	1.52%	1.54%	1.55	%(5)
Net investment income	0.91%	0.75%	0.07	%(5)
Expense waiver/reimbursement (4)	0.41%	0.61%	1.54	%(5)
Supplemental data
Net assets, end of period (000 omitted)	$21,730	$24,544	$15,646
Portfolio turnover	81%	34%	1%

(1)  Reflects operations for the period from September 25, 1998 (date of initial public investment) to April 30, 1999.

(2)  Based on average shares outstanding during the year.

(3)  Based on net asset value.

(4)  This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(5)  Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Portfolio of Investments

April 30, 2001

Principal Amount		Value
Government Agencies--54.7%
	Federal Farm Credit Bank--20.1%
$4,000,000	5.970%, 3/11/2005	$4,067,120
1,500,000	6.010%, 6/16/2010	1,490,670
3,000,000	6.750%, 1/13/2003	3,098,850

	Total	8,656,640

	Federal Home Loan Bank--34.6%
5,000,000	5.250%, 3/26/2004	5,003,200
3,000,000	6.350%, 6/28/2004	3,052,740
2,500,000	6.750%, 2/15/2002	2,544,375
4,000,000	7.200%, 6/14/2011	4,303,120

	Total	14,903,435

	Total Government Agencies (identified cost $22,966,099)	23,560,075

U.S. Treasury Obligations--41.9%
	U.S. Treasury Bonds--22.7%
4,000,000	6.500%, 11/15/2026	4,306,160
1,500,000	7.125%, 2/15/2023	1,719,570
3,000,000	8.125%, 8/15/2019	3,746,520

	Total	9,772,250

	U.S. Treasury Notes--19.2%
3,000,000	5.750%, 8/15/2010	3,076,620
1,000,000	5.875%, 10/31/2001	1,008,900
4,000,000	6.000%, 8/15/2009	4,173,240

	Total	8,258,760

	Total U.S. Treasury Obligations (identified cost $16,973,355)	18,031,010

Repurchase Agreement (1)--2.2%
946,000	Banc One Capital Market, Inc., 4.500%, dated 4/30/2001, due 5/1/2001 (at cost)	946,000

	Total Investments (identified cost $40,885,454) (2)	$42,537,085

(1)  The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(2)  The cost of investments for federal tax purposes amounts to $40,885,454. The net unrealized appreciation of investments on a federal tax basis amounts to $1,651,631 which is comprised of $1,700,185 appreciation and $48,554 depreciation at April 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($43,056,389) at April 30, 2001.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Statement of Assets and Liabilities

April 30, 2001
Assets:
Total investments in securities, at value (identified cost $40,885,454)		$42,537,085
Income receivable		645,808
Receivable for shares sold		80,263

Total assets		43,263,156
Liabilities:
Payable for shares redeemed	$8,000
Income distribution payable	164,566
Accrued expenses	34,201

Total liabilities		206,767

Net Assets		$43,056,389

Net Assets Consist of:
Paid in capital		$41,064,110
Net unrealized appreciation of investments		1,651,631
Accumulated net realized gain on investments		340,648

Total Net Assets		$43,056,389

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net Asset Value Per Share ($42,782,389 ÷ 4,141,109 shares outstanding)		$10.33
Offering Price Per Share (100/96.00 of $10.33) (1)		$10.76
Redemption Proceeds Per Share		$10.33
Class B Shares:
Net Asset Value Per Share ($274,000 ÷ 26,522 shares outstanding)		$10.33
Offering Price Per Share		$10.33
Redemption Proceeds Per Share (95.00/100 of $10.33) (1)		$ 9.81

(1)  See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Statement of Operations

Year Ended April 30, 2001

Investment Income:
Interest			$2,838,297

Expenses:
Investment adviser fee		$316,038
Administrative personnel and services fee		50,000
Custodian fees		15,718
Transfer and dividend disbursing agent fees and expenses		45,904
Trustees' fees		2,140
Auditing fees		13,012
Legal fees		4,761
Portfolio accounting fees		57,292
Distribution services fee--Class B Shares		606
Shareholder services fee--Class B Shares		202
Share registration costs		26,791
Printing and postage		14,648
Insurance premiums		484
Miscellaneous		2,480

Total expenses		550,076
Waivers:
Waiver of investment adviser fee	$(225,741)
Waiver of administrative personnel and services fee	(5,527)

Total waivers		(231,268)

Net expenses			318,808

Net investment income			2,519,489

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			352,872
Net change in unrealized appreciation of investments			1,486,289

Net realized and unrealized gain on investments			1,839,161

Change in net assets resulting from operations			$4,358,650

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Statement of Changes in Net Assets

	Year Ended April 30,
	2001	2000
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$2,519,489	$2,798,428
Net realized gain on investments	352,872	638,398
Net change in unrealized appreciation (depreciation) of investments	1,486,289	(2,636,071)

Change in net assets resulting from operations	4,358,650	800,755

Distributions to Shareholders--
Distributions from net investment income
Class A Shares	(2,515,839)	(2,803,490)
Class B Shares	(3,650)	(92)
Distributions from net realized gains
Class A Shares	(498,021)	(152,812)
Class B Shares	(617)	--

Change in net assets resulting from distributions to shareholders	(3,018,127)	(2,956,394)

Share Transactions--
Proceeds from sale of shares	7,500,783	6,702,875
Net asset value of shares issued to shareholders in payment of distributions declared	659,748	284,607
Cost of shares redeemed	(11,712,855)	(19,022,196)

Change in net assets resulting from share transactions	(3,552,324)	(12,034,714)

Change in net assets	(2,211,801)	(14,190,353)
Net Assets:
Beginning of period	45,268,190	59,458,543

End of period	$43,056,389	$45,268,190

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Financial Highlights -- Class A Shares

(For a share outstanding throughout each period)
	Year Ended April 30,
	2001	2000	1999	1998	1997
Net asset value, beginning of period	$10.03	$10.41	$10.41	$ 9.98	$9.98
Income from investment operations
Net investment income	0.57	0.55	0.56	0.58	0.59
Net realized and unrealized gain (loss) on investments	0.41	(0.35)	0.00 (1)	0.43	0.01

Total from investment operations	0.98	0.20	0.56	1.01	0.60

Less distributions
Distributions from net investment income	(0.57)	(0.55)	(0.56)	(0.58)	(0.59)
Distributions from net realized gain on investments	(0.11)	(0.03)	--	--	(0.01)

Total distributions	(0.68)	(0.58)	(0.56)	(0.58)	(0.60)

Net asset value, end of period	$10.33	$10.03	$10.41	$10.41	$9.98

Total return (2)	10.04%	2.08%	5.41%	10.37%	6.15%
Ratios to average net assets
Expenses	0.71%	0.69%	0.60%	0.61%	0.57%
Net investment income	5.58%	5.44%	5.28%	5.67%	5.82%
Expense waiver/reimbursement (3)	0.51%	0.40%	0.41%	0.45%	0.45%
Supplemental data
Net assets, end of period (000 omitted)	$42,782	$45,255	$59,459	$70,867	$71,883
Portfolio turnover	27%	28%	31%	28%	73%

(1)  Amount represents less than $0.05 per share.

(2)  Based on net asset value.

(3)  This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Independence One Fixed Income Fund
Portfolio of Investments

April 30, 2001

Principal Amount		Value
Corporate Bonds--40.8%
	Automobile--5.5%
$1,000,000	DaimlerChrysler AG, Note, 7.400%, 1/20/2005	$1,022,240
2,000,000	Ford Motor Credit Co., Note, 6.750%, 8/15/2008	1,969,380
2,000,000	General Motors Acceptance Corp., Note, 6.100%, 6/1/2001	2,003,480

	Total	4,995,100

	Banking--6.9%
3,000,000	Bank One Corp., Note, 7.625%, 8/1/2005	3,171,660
1,000,000	Bank One Corp., Sub. Note, 8.740%, 9/15/2003	1,073,410
2,000,000	Bank of America Corp., Sr. Note, 7.000%, 9/15/2001	2,018,880

	Total	6,263,950

	Chemicals--3.4%
3,000,000	Du Pont (E.I.) de Nemours & Co., Note, 6.750%, 10/15/2004	3,108,840

	Commercial Services--4.5%
1,000,000	Associates Corp. of North America, Sr. Note, 6.260%, 2/15/2006	1,010,290
1,000,000	General Electric Capital Corp., Deb., 5.500%, 11/1/2001	1,004,850
2,000,000	General Electric Capital Corp., Note, 6.500%, 11/1/2006	2,063,780

	Total	4,078,920

	Entertainment--2.3%
2,000,000	Disney (Walt) Co., Sr. Note, Series B, 6.750%, 3/30/2006	2,079,680

	Financial Services--8.0%
1,000,000	Merrill Lynch & Co., Inc., Note, 6.800%, 11/3/2003	1,035,780
1,000,000	Merrill Lynch & Co., Inc., Note, 7.000%, 3/15/2006	1,043,120
3,000,000	Morgan Stanley, Dean Witter & Co., Sr. Note, Series C, 7.375%, 4/15/2003	3,118,170
2,000,000	Salomon Smith Barney Holdings, Inc., Note, 7.000%, 3/15/2004	2,074,220

	Total	7,271,290

	Food & Beverage--1.1%
1,000,000	Sara Lee Corp., Note, 6.300%, 11/7/2005	1,027,060

	Pharmaceuticals--1.2%
1,000,000	Lilly (Eli) & Co., Note, 8.375%, 12/1/2006	1,116,160

	Retail Trade--3.4%
1,000,000	Gap (The), Inc., Note, 6.900%, 9/15/2007	994,950
2,000,000	Wal-Mart Stores, Inc., Unsecured Sr. Note, 6.550%, 8/10/2004	2,065,020

	Total	3,059,970

	Telecommunications--4.5%
2,000,000	AT&T Corp., Note, 6.500%, 9/15/2002	2,027,000
1,000,000	AT&T Corp., Note, 7.500%, 6/1/2006	1,036,310
1,000,000	U.S. West Communications, Inc., Note, 6.625%, 9/15/2005	1,003,780

	Total	4,067,090

	Total Corporate Bonds (identified cost $36,412,505)	37,068,060

Government Agencies--30.1%
	Federal Farm Credit Bank--10.1%
1,000,000	5.150%, 1/7/2003	1,007,070
2,000,000	5.970%, 3/11/2005	2,033,560
1,000,000	6.300%, 8/8/2007	1,027,350
2,000,000	6.400%, 10/28/2002	2,051,840
3,000,000	6.875%, 5/1/2002	3,070,500

	Total	9,190,320

	Federal Home Loan Bank--20.0%
2,000,000	5.020%, 2/11/2004	1,995,940
4,000,000	5.125%, 9/15/2003	4,032,640
2,000,000	5.530%, 1/15/2003	2,026,600
1,000,000	5.575%, 9/2/2003	1,015,770
2,000,000	5.875%, 11/15/2007	1,996,720
4,000,000	6.028%, 5/7/2003	4,016,160
3,000,000	6.500%, 7/30/2004	3,014,820

	Total	18,098,650

	Total Government Agencies (identified cost $26,991,785)	27,288,970

U.S. Treasury Obligations--26.8%
	U.S. Treasury Bond--2.2%
2,000,000	6%, 2/15/2026 .00	2,021,980

	U.S. Treasury Notes--24.6%
5,500,000	5.625%, 5/15/2008	5,632,055
3,000,000	5.750%, 8/15/2010	3,076,620
5,000,000	6.000%, 8/15/2009	5,216,550
6,000,000	6.250%, 2/15/2007	6,352,860
2,000,000	6.375%, 8/15/2002	2,055,360

	Total	22,333,445

	Total U.S. Treasury Obligations (identified cost $23,804,180)	24,355,425

Mutual Fund Shares--3.0%
553,000	Goldman Sachs Financial Square Prime Fund	553,000
2,165,900	Independence One Prime Money Market Fund	2,165,900

	Total Mutual Fund Shares (at net asset value)	2,718,900

	Total Investments (identified cost $89,927,370) (1)	$91,431,355

(1)  The cost of investments for federal tax purposes amounts to $89,927,370. The net unrealized appreciation of investments on a federal tax basis amounts to $1,503,985 which is comprised of $2,052,459 appreciation and $548,474 depreciation at April 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($90,770,930) at April 30, 2001.

See Notes which are an integral part of the Financial Statements

Independence One Fixed Income Fund
Statement of Assets and Liabilities

April 30, 2001

Assets:
Total investments in securities, at value (identified and tax cost $89,927,370)		$91,431,355
Income receivable		1,314,650
Receivable for investments sold		2,344,498
Receivable for shares sold		100,000

Total assets		95,190,503
Liabilities:
Payable for investments purchased	$4,103,149
Payable for shares redeemed	173,780
Income distribution payable	77,675
Accrued expenses	64,969

Total liabilities		4,419,573

Net Assets for 9,189,301 shares outstanding		$90,770,930

Net Assets Consist of:
Paid in capital		$91,589,394
Net unrealized appreciation of investments		1,503,985
Accumulated net realized loss on investments		(2,322,449)

Total Net Assets		$90,770,930

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$90,770,930 ÷ 9,189,301 shares outstanding		$9.88

See Notes which are an integral part of the Financial Statements

Independence One Fixed Income Fund
Statement of Operations

Year Ended April 30, 2001

Investment Income:
Interest		$6,109,548

Expenses:
Investment adviser fee	$710,577
Administrative personnel and services fee	93,323
Custodian fees	17,981
Transfer and dividend disbursing agent fees and expenses	45,642
Trustees' fees	5,853
Auditing fees	13,466
Legal fees	6,508
Portfolio accounting fees	48,770
Share registration costs	37,934
Printing and postage	16,862
Insurance premiums	667
Miscellaneous	5,416

Total expenses	1,002,999
Waiver:
Waiver of investment adviser fee	(426,354)

Net expenses		576,645

Net investment income		5,532,903

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(1,513,985)
Net change in unrealized appreciation (depreciation) of investments		4,846,999

Net realized and unrealized gain on investments		3,333,014

Change in net assets resulting from operations		$8,865,917

See Notes which are an integral part of the Financial Statements

Independence One Fixed Income Fund
Statement of Changes in Net Assets

	Year Ended April 30,
	2001	2000
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$5,532,903	$5,294,883
Net realized loss on investments ($(1,513,985) and $(507,863), respectively, as computed for federal tax purposes)	(1,513,985)	(791,940)
Net change in unrealized appreciation (depreciation) of investments	4,846,999	(3,157,085)

Change in net assets resulting from operations	8,865,917	1,345,858

Distributions to Shareholders--
Distributions from net investment income
Trust Shares	(5,529,295)	(5,313,011)
Distributions from net realized gains
Trust Shares	--	(52,281)

Change in net assets resulting from distributions to shareholders	(5,529,295)	(5,365,292)

Share Transactions--
Proceeds from sale of shares	8,920,743	14,511,464
Net asset value of shares issued to shareholders in payment of distributions declared	4,673,582	4,544,680
Cost of shares redeemed	(19,362,339)	(8,753,986)

Change in net assets resulting from share transactions	(5,768,014)	10,302,158

Change in net assets	(2,431,392)	6,282,724
Net Assets:
Beginning of period	93,202,322	86,919,598

End of period (including distributions in excess of net investment income of $0 and $(3,608), respectively)	$90,770,930	$93,202,322

See Notes which are an integral part of the Financial Statements

Independence One Fixed Income Fund
Financial Highlights -- Trust Shares

(For a share outstanding throughout each period)

	Year Ended April 30,
	2001	2000	1999	1998	1997
Net asset value, beginning of period	$9.54	$9.99	$10.03	$ 9.80	$9.82
Income from investment operations
Net investment income	0.57	0.57	0.58	0.59	0.57
Net realized and unrealized gain (loss) on investments	0.34	(0.44)	(0.03)	0.23	(0.02)

Total from investment operations	0.91	0.13	0.55	0.82	0.55

Less distributions
Distributions from net investment income	(0.57)	(0.57)	(0.58)	(0.59)	(0.57)
Distributions from net realized gain on investments	--	(0.01)	(0.01)	--	(0.00	)(1)

Total distributions	(0.57)	(0.58)	(0.59)	(0.59)	(0.57)

Net asset value, end of period	$9.88	$9.54	$ 9.99	$10.03	$9.80

Total return (2)	9.76%	1.40%	5.60%	8.56%	5.79%
Ratios to average net assets
Expenses	0.60%	0.57%	0.57%	0.56%	0.55%
Net investment income	5.84%	5.93%	5.85%	5.92%	5.83%
Expense waiver/reimbursement (3)	0.45%	0.45%	0.46%	0.50%	0.50%
Supplemental data
Net assets, end of period (000 omitted)	$90,771	$93,202	$86,920	$80,342	$70,884
Portfolio turnover	28%	27%	20%	21%	23%

(1)  Distributions from net realized gain on investments was less than one cent per share.

(2)  Based on net asset value.

(3)  This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Independence One Mutual Funds
Combined Notes to Financial Statements

April 30, 2001

(1) Organization

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of eight portfolios. The financial statements of the following diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

Portfolio Name	Investment Objective
Independence One Equity Plus Fund ("Equity Plus Fund")	To provide total return.
Independence One Small Cap Fund ("Small Cap Fund")	To provide total return.
Independence One International Equity Fund ("International Equity Fund")	To provide total return.
Independence One U.S. Government Securities Fund ("U.S. Government Securities Fund")	To seek high current income.
Independence One Fixed Income Fund ("Fixed Income Fund")	To seek total return.

Equity Plus Fund offers three classes: Trust Shares, Class A Shares and Class B Shares. Small Cap Fund and International Equity Fund offer Class A Shares. U.S. Government Securities Fund offers Class A Shares and Class B Shares. Fixed Income Fund offers Trust Shares, Class A Shares and Class B Shares.

The financial statements of the other portfolios not listed above are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation--U.S. government securities, listed corporate bonds, other fixed income and asset backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange, and in the absence of recorded sales for listed equity securities, at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading on foreign exchanges may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Investment gain and losses are determined on the identified cost basis.

Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Equity Plus Fund and U.S. Government Securities Fund offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of their respective Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Funds will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Funds will begin amortizing premiums and discounts on debt securities effective May 1, 2001. Prior to this date, the Funds did not amortize premiums or discounts on debt securities. The cumulative effect, although not yet fully determined, will have no impact on the total net assets of the Funds.

Distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book/tax treatments of net operation loss. The following reclassification has been made to the financial statements.

Reclassification--In accordance with Statement of Position 93-2 Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital by Investment Companies ("SOP 93-2"), permanent book and tax differences have been reclassified to paid-in capital. These differences are primarily due to differing treatments for foreign currency transactions, market discount and paydowns on certain debt instruments. Amounts for the Funds, as of April 30, 2001, have been reclassified to reflect the following:

	Increase (Decrease)
Fund Name	Paid in Capital	Accumulated Net Realized Gain/Loss	Undistributed Net Investment Income
Independence One Equity Plus Fund	2	(1)	(1)
Independence One Small Cap Fund	(6)	(85,281)	85,287
Independence One International Equity Fund	(195,819)	260,627	(64,808)
Independence One U.S. Government Securities Fund	6,883	(6,883)	--
Independence One Fixed Income Fund	16,523	(16,523)	--

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

Federal Taxes--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

At April 30, 2001, the Fund listed below, for federal tax purposes, had a capital loss carryforwards, as noted, which will reduce the Fund's taxable income arising from future net realized gain in investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

Fund Name	Total Tax Loss Carryforward	Amount Expiring In 2008	Amount Expiring In 2009
Independence One Fixed Income Fund	$951,777	$507,863	$443,914

At April 30, 2001, the Funds listed below had net capital losses attributable to security transactions incurred after October 31, 2000, which are treated as arising on May 1, 2001, the first day of the Fund's next taxable year.

Independence One Equity Plus Fund	$529,225
Independence One International Equity Fund	3,309,874
Independence One Fixed Income Fund	$1,370,671

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts--The International Equity Fund may purchase and sell financial futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities as an initial margin deposit. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the counterparty a specified amount of cash "variation margin" equal to the daily change in the value of the futures contract. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended April 30, 2001, the Fund had a realized loss of $1,008,155 on futures contracts. At April 30, 2001, the Fund had no outstanding future contracts.

Written Options Contracts--The International Equity Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended April 30, 2001, the Fund had a realized loss of $71,500 on written options.

The following is a summary of the Fund's written option activity:

Contract	Number of Contracts	Premium
Outstanding at 4/30/00	2	7,517
Options written	78	15,916
Options expired	(78)	(15,916)
Options closed	(2)	(7,517)
Outstanding at 4/30/01	--	--

Forward Foreign Currency Exchange Contracts--The International Equity Fund may enter into forward foreign currency exchange contracts to facilitate settlement transactions in foreign securities and to manage the Fund's foreign currency exposure. Purchase contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. Forward foreign currency contracts are marked-to market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by the International Equity Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. At April 30, 2001, the International Equity Fund had no outstanding forward foreign currency exchange contracts.

Foreign Currency Translation--The accounting records of the International Equity Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other-- Investment transactions are accounted for on a trade date basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:
	Equity Plus Fund
	Year Ended April 30, 2001		Year Ended April 30, 2000
	Shares	Dollars	Shares	Dollars
Trust Shares
Shares sold	3,184,236	$72,252,139	2,368,260	$55,972,903
Shares issued to shareholders in payment of distributions declared	714,754	14,908,501	281,156	6,864,274
Shares redeemed	(2,906,717)	(60,816,131)	(3,080,476)	(73,376,563)

Net change resulting from Trust Share transactions	992,273	$26,344,509	(431,060)	$(10,539,386)

	Equity Plus Fund
	Period Ended April 30, 2001(1)		Year Ended April 30, 2000
	Shares	Dollars	Shares	Dollars
Class A Shares
Shares sold	64,700	$1,441,098	--	--
Shares issued to shareholders in payment of distributions declared	1,970	40,763	--	--
Shares redeemed	(997)	(19,395)	--	--

Net change resulting from Class A Share transactions	65,673	$1,462,466	--	--

(1)  Reflects operations for the period from May 23, 2000 (date of initial public investment) to April 30, 2001.

	Equity Plus Fund
	Year Ended April 30, 2001		Period Ended April 30, 2000(2)
	Shares	Dollars	Shares	Dollars
Class B Shares
Shares sold	227,198	$5,145,144	109,668	$2,699,592
Shares issued to shareholders in payment of distributions declared	13,624	281,598	57	1,399
Shares redeemed	(13,252)	(268,680)	(132)	(3,256)

Net change resulting from Class B Share transactions	227,570	5,158,062	109,593	2,697,735

Net change resulting from share transactions	1,285,516	$32,965,037	(321,467)	$(7,841,651)

(2)  Reflects operations for the period from October 20, 1999 (date of initial public investment) to April 30, 2000.
	Small Cap Fund
	Year Ended April 30, 2001		Year Ended April 30, 2000
	Shares	Dollars	Shares	Dollars
Shares sold	807,916	$8,404,804	728,719	$7,186,786
Shares issued to shareholders in payment of distributions declared	518,112	4,818,442	193,949	1,850,271
Shares redeemed	(870,806)	(8,912,955)	(313,697)	(3,148,808)

Net change resulting from share transactions	455,222	$4,310,291	608,971	$5,888,249

	International Equity Fund
	Year Ended April 30, 2001		Year Ended April 30, 2000
	Shares	Dollars	Shares	Dollars
Shares sold	419,500	$4,942,326	611,592	$8,197,507
Shares issued to shareholders in payment of distributions declared	36,552	416,326	120,602	1,620,897
Shares redeemed	(345,434)	(3,986,837)	(36,673)	(486,842)

Net change resulting from share transactions	110,618	$1,371,815	695,521	$9,331,562

	U.S. Government Securities Fund
	Year Ended April 30, 2001		Year Ended April 30, 2000
	Shares	Dollars	Shares	Dollars
Class A Shares
Shares sold	702,660	$7,215,794	667,940	$6,689,655
Shares issued to shareholders in payment of distributions declared	63,231	656,080	28,451	284,526
Shares redeemed	(1,136,598)	(11,686,251)	(1,894,554)	(19,022,096)

Net change resulting from Class A Share transactions	(370,707)	$(3,814,377)	(1,198,163)	$(12,047,915)

	U.S. Government Securities Fund
	Year Ended April 30, 2001		Period Ended April 30, 2000(3)
	Shares	Dollars	Shares	Dollars
Class B Shares
Shares sold	27,407	$284,989	1,322	$13,220
Shares issued to shareholders in payment of distributions declared	354	3,668	8	81
Shares redeemed	(2,559)	(26,604)	(10)	(100)

Net change resulting from Class B Share transactions	25,202	262,053	1,320	13,201

Net change resulting from share transactions	(345,505)	$(3,552,324)	(1,196,843)	$(12,034,714)

(3)  Reflects operations for the period from March 8, 2000 (date of initial public investment) to April 30, 2000.

	Fixed Income Fund
	Year Ended April 30, 2001		Year Ended April 30, 2000
	Shares	Dollars	Shares	Dollars
Shares sold	912,836	$8,920,743	1,501,099	$14,511,464
Shares issued to shareholders in payment of distributions declared	479,735	4,673,582	470,086	4,544,680
Shares redeemed	(1,974,298)	(19,362,339)	(904,634)	(8,753,986)

Net change resulting from share transactions	(581,727)	$(5,768,014)	1,066,551	$10,302,158

(4) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--Independence One Capital Management Corporation (IOCMC), the Fund's investment adviser (the "Adviser"), receives for their services an annual investment Adviser fee equal to the percentage of each Fund's average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Equity Plus Fund	0.40%
Small Cap Fund	0.50%
International Equity Fund	1.00%
U.S. Government Securities Fund	0.70%
Fixed Income Fund	0.75%

The Adviser may voluntarily choose to waive any portion of its fee. The can modify or terminate this voluntary waiver at time sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and Sosnoff Sheridan Weiser Corporation (the "Sub-Adviser"), the Sub-Adviser is entitled to receive an annual fee from the Adviser equal to .035% and 0.05% of the Equity Plus Fund's and Small Cap Fund's average daily net assets, respectively. Under the terms of a similar sub-adviser agreement between the Adviser and National Australia Asset Management Ltd. (the "Sub-Adviser"), the Sub-Adviser was entitled to receive an annual fee from the Adviser equal to 0.30% of the International Equity Fund's average daily net assets through April 1, 2001. Effective April 2, 2001, under the terms of a similar sub-adviser agreement between the Adviser and ABN AMRO Asset Management (USA), LLC (the "Sub-Adviser"), the Sub-Adviser is entitled to receive an annual fee from the Adviser equal to 0.60% of the International Equity Fund's average daily net assets.

The Sub-Advisers may elect to waive some or all of their fees.

Administrative Fee--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a minimum fee of $50,000 for each portfolio in the Trust. FAS may voluntarily choose to waive a portion of its fee.

Distribution Services Fee--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of Funds' Class A Shares and Class B Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC.

Percentage of Average Daily Net Assets of Class
Equity Plus Fund
Class A	0.25%
Class B	0.75%
U.S. Government Securities Fund
Class B	0.75%
Fixed Income Fund
Class A	0.25%
Class B	0.75%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with IOCMC, Equity Plus Fund, U.S. Government Securities Fund and Fixed Income Fund will pay IOCMC up to 0.25% of average daily net assets of the Class B Shares for the period. The fee paid to IOCMC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses--Federated Services Company ("FServ") through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees--Michigan National Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions--During the year ended April 30, 2001, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions compiled with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund Name	Purchase	Sales
Equity Plus Fund	$48,553,000	$40,434,000
Small Cap Fund	11,032,000	10,466,900
U.S. Government Securities Fund	4,800,000	4,800,000
Fixed Income Fund	14,610,000	14,789,100

General--Certain of the Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

(5) Investment Transactions

Cost of purchases and proceeds from sales of investments, excluding short-term securities (and in-kind contributions), for the year ended April 30, 2001, were as follows:

Fund Name	Purchases	Sales
Equity Plus Fund	$97,997,423	$82,491,596
Small Cap Fund	25,117,095	24,974,890
International Equity Fund	21,471,879	16,316,542
U.S. Government Securities Fund	12,124,036	11,356,406
Fixed Income Fund	25,720,622	29,302,837

(6) Concentration of Credit Risk

The International Equity Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

(7) Federal Income Tax Information

The Funds hereby designate the following distributions as capital gain dividends for the year ended April 30, 2001.

Fund Name
Independence One Equity Plus Fund	$14,279,819
Independence One Small Cap Fund		4,043,707
Independence One International Equity Fund		412,137
Independence One U.S. Government Securities Fund		498,638
Independence One Fixed Income Fund		--

Independent Auditors' Report

The Board of Trustees and Shareholders
Independence One Mutual Funds:

We have audited the accompanying statements of assets and liabilities of Independence One Equity Plus Fund, Independence One Small Cap Fund, Independence One International Equity Fund, Independence One U.S. Government Securities Fund and Independence One Fixed Income Fund, each portfolios of the Independence One Mutual Funds, including the portfolios of investments, as of April 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Independence One Equity Plus Fund, Independence One Small Cap Fund, Independence One International Equity Fund, Independence One U.S. Government Securities Fund and Independence One Fixed Income Fund, as of April 30, 2001, and the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Boston, Massachusetts
June 8, 2001

Trustees

Robert E. Baker

Harold Berry

Nathan Forbes

Harry J. Nederlander

Thomas S. Wilson

Officers

Edward C. Gonzales
President

Jeffrey W. Sterling
Vice President and Assistant Treasurer

Richard J. Thomas
Treasurer

C. Grant Anderson
Secretary

Timothy S. Johnson
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

Independence One®
Mutual Funds

(Distributed by Federated Securities Corp.)

Annual Report
April 30, 2001

Independence One Equity Plus Fund
Trust Shares

Independence One Small Cap Fund
Class A Shares

Independence One International Equity Fund
Class A Shares

Independence One U.S. Government Securities Fund
Class A Shares

Independence One Fixed Income Fund
Trust Shares

800-334-2292
www.MichiganNational.com

Investment Company Act File No: 811-5752
Cusip 453777872
Cusip 453777831
Cusip 453777849
Cusip 453777807
Cusip 453777864
G01889-02 (6/01)

[Logo of Independence One]

[Logo of Michigan National]

                         INDEPENDENCE ONE MUTUAL FUNDS
                                 APPENDIX

Independence One Equity Plus Fund - Trust Shares

A1. The graphic  presentation here displayed  consists of a line graph. The corresponding  components  of the line  graph are  listed  underneath.  The
Trust  Shares  of  Independence  One  Equity  Plus Fund  (the  "Fund")  are
represented  by a solid line.  The  Standard & Poor's 100  Composite  Stock
Price Index (S&P 100) is  represented  by a dashed line.  The line graph is a visual  representation  of a  comparison  of change in value of a $10,000 hypothetical  investment  in the Trust  Shares of the Fund and the S&P 100.
The  "x"  axis  reflects   computation   periods  from  9/25/95  (start  of
performance)  to 4/30/01.  The "y" axis reflects the cost of the investment in  increments  of $5,000  beginning  with $10,000 and ending with $35,000.
The right margin reflects the ending value of the  hypothetical  investment in the Fund's Trust  Shares as compared to the S&P 100.  The ending  values were $23,942 and $25,158, respectively.

Independence One Small Cap Fund

A2. The graphic  presentation here displayed  consists of a line graph. The corresponding  components of the line graph are listed  underneath.  Shares of Independence  One Small Cap Fund (the "Fund") are represented by a solid line. The Standard & Poor's  SmallCap 600 Composite  Stock Price Index (S&P
600)  is  represented  by a  dashed  line.  The  line  graph  is  a  visual
representation   of  a   comparison   of  change  in  value  of  a  $10,000
hypothetical  investment  in  Shares  of the Fund and the S&P 600.  The "x"
axis reflects  computation  periods from 6/22/98 (start of  performance) to
4/30/01.  The "y" axis  reflects the cost of the  investment  in increments of $1,000  beginning with $8,000 and ending with $13,000.  The right margin reflects  the ending  value of the  hypothetical  investment  in the Fund's
Shares as  compared  to the S&P 600.  The ending  values  were  $11,142 and
$12,223, respectively.

Independence One International Equity Fund

A3. The graphic  presentation here displayed  consists of a line graph. The corresponding  components of the line graph are listed  underneath.  Shares of Independence One International  Equity Fund (the "Fund") are represented
by  a  solid  line.  The  Morgan   Stanley   Capital   International   EAFE
(MSCI-EAFE)  is  represented  by a dashed line.  The line graph is a visual
representation   of  a   comparison   of  change  in  value  of  a  $10,000
hypothetical  investment in Shares of the Fund and the  MSCI-EAFE.  The "x"
axis reflects  computation  periods from 9/25/98 (start of  performance) to
4/30/01.  The "y" axis  reflects the cost of the  investment  in increments of $1,500  beginning with $9,000 and ending with $15,000.  The right margin reflects  the ending  value of the  hypothetical  investment  in the Fund's
Shares as compared to the  MSCI-EAFE.  The ending  values were  $11,495 and
$12,122, respectively.

Independence One U.S. Government Securities Fund - Class A Shares

A4. The graphic  presentation here displayed  consists of a line graph. The corresponding  components  of the line  graph are  listed  underneath.  The
Class A Shares of  Independence  One U.S.  Government  Securities Fund (the
"Fund") are  represented  by a solid line. The Merrill Lynch
U.S.  Treasury/Agency  Master  Index  (MLUSTA) is  represented  by a dashed line. The line graph is a visual  representation  of a comparison of change in value of a  $10,000  hypothetical  investment  in Class A Shares  of the
Fund and the MLUSTA.  The "x" axis reflects  computation  periods from 1/11/93 (start of performance)  to 4/30/01.  The "y" axis reflects the cost of the  investment in increments of $5,000  beginning with $5,000 and ending with  $20,000.  The right  margin  reflects  the ending value of the hypothetical  investment  in the Fund's  Class A Shares as  compared to the
MLUSTA.  The ending  values were  $16,030,  and  $17,588,
respectively.

Independence One Fixed Income Fund - Trust Shares

A4. The graphic  presentation here displayed  consists of a line graph. The corresponding  components  of the line  graph are  listed  underneath.  The
Trust  Shares of  Independence  One Fixed  Income  Fund  (the  "Fund")  are
represented   by  a  solid   line.   The   Merrill  Lynch  1-10 Years  U.S.
Corporate/Government  Bond Index (ML110USCGI)  is  represented  by a dashed line. The line graph is a visual
representation   of  a   comparison   of  change  in  value  of  a  $10,000
hypothetical  investment  in Trust  Shares of the Fund and the  ML110USCGI.  The
"x"  axis  reflects  computation  periods  from  10/23/95
(start of  performance)  to 4/30/01.  The "y" axis reflects the cost of the investment in increments  of $2,000  beginning  with $9,000 and ending with
$15,000.  The right margin  reflects  the ending value of the  hypothetical
investment  in the  Fund's  Trust  Shares as  compared  to the  ML110USCGI.   The
ending  values  were   $13,653,   and  $14,201,respectively.

                       INDEPENDENCE ONE MUTUAL FUNDS
                                 APPENDIX

Independence One Equity Plus Fund - Class A Shares

A1. The graphic  presentation here displayed  consists of a line graph. The corresponding  components  of the line  graph are  listed  underneath.  The
Class A Shares of  Independence  One  Equity  Plus Fund  (the  "Fund")  are
represented  by a solid line.  The  Standard & Poor's 100  Composite  Stock
Price Index (S&P 100) is  represented  by a dashed line.  The line graph is a visual  representation  of a  comparison  of change in value of a $10,000 hypothetical  investment  in  Class A  Shares  of the Fund and the S&P 100.
The  "x"  axis  reflects   computation  periods  from  5/23/00  (start  of
performance)  to 4/30/01.  The "y" axis reflects the cost of the investment in  increments  of $1,000  beginning  with $7,000 and ending with  $11,000.
The right margin reflects the ending value of the  hypothetical  investment in the Fund's Class A Shares as compared to the S&P 100. The ending  values were $8,224 and $8,713, respectively.

A2. The graphic  presentation here displayed  consists of a line graph. The corresponding  components  of the line  graph are  listed  underneath.  The
Class B Shares of  Independence  One  Equity  Plus Fund  (the  "Fund")  are
represented  by a solid line.  The  Standard & Poor's 100  Composite  Stock
Price Index (S&P 100) is  represented  by a dashed line.  The line graph is a visual  representation  of a  comparison  of change in value of a $10,000 hypothetical  investment  in  Class B  Shares  of the Fund and the S&P 100.
The  "x"  axis  reflects   computation  periods  from  10/20/99  (start  of
performance)  to 4/30/01.  The "y" axis reflects the cost of the investment in  increments  of $1,000  beginning  with $7,000 and ending with  $11,000.
The right margin reflects the ending value of the  hypothetical  investment in the Fund's Class B Shares as compared to the S&P 100. The ending  values were $9,223 and $9,901, respectively.

Independence One Small Cap Fund

A3. The graphic  presentation here displayed  consists of a line graph. The corresponding  components of the line graph are listed  underneath.  Shares of Independence  One Small Cap Fund (the "Fund") are represented by a solid line. The Standard & Poor's  SmallCap 600 Composite  Stock Price Index (S&P
600)  is  represented  by a  dashed  line.  The  line  graph  is  a  visual
representation   of  a   comparison   of  change  in  value  of  a  $10,000
hypothetical  investment  in  Shares  of the Fund and the S&P 600.  The "x"
axis reflects  computation  periods from 6/22/98 (start of  performance) to
4/30/01.  The "y" axis  reflects the cost of the  investment  in increments of $1,000  beginning with $8,000 and ending with $13,000.  The right margin reflects  the ending  value of the  hypothetical  investment  in the Fund's
Shares as  compared  to the S&P 600.  The ending  values  were  $11,142 and
$12,223, respectively.

Independence One International Equity Fund

A4. The graphic  presentation here displayed  consists of a line graph. The corresponding  components of the line graph are listed  underneath.  Shares of Independence One International  Equity Fund (the "Fund") are represented
by  a  solid  line.  The  Morgan   Stanley   Capital   International   EAFE
(MSCI-EAFE)  is  represented  by a dashed line.  The line graph is a visual
representation   of  a   comparison   of  change  in  value  of  a  $10,000
hypothetical  investment in Shares of the Fund and the  MSCI-EAFE.  The "x"
axis reflects  computation  periods from 9/25/98 (start of  performance) to
4/30/01.  The "y" axis  reflects the cost of the  investment  in increments of $1,500  beginning with $9,000 and ending with $15,000.  The right margin reflects  the ending  value of the  hypothetical  investment  in the Fund's
Shares as compared to the MSCI-EAFE.  The ending values were  $11,495 and
$12,122, respectively.

Independence One U.S. Government Securities Fund - Class A Shares

A5. The graphic  presentation here displayed  consists of a line graph. The corresponding  components  of the line  graph are  listed  underneath.  The
Class A Shares of  Independence  One U.S.  Government  Securities Fund (the
"Fund") are  represented  by a solid line. The Merrill Lynch
U.S.  Treasury/Agency  Master  Index  (MLUSTA) is  represented  by a dashed line. The line graph is a visual  representation  of a comparison of change in value of a  $10,000  hypothetical  investment  in Class A Shares  of the
Fund and the MLUSTA.  The "x" axis reflects  computation  periods from 1/11/93 (start of performance)  to 4/30/01.  The "y" axis reflects the cost of the  investment in increments of $5,000  beginning with $7,000 and ending with  $19,000.  The right  margin  reflects  the ending value of the hypothetical  investment  in the Fund's  Class A Shares as  compared to the
MLUSTA.  The ending  values were  $16,030,  and  $17,588,
respectively.

Independence One U.S. Government Securities Fund - Class B Shares

A6. The graphic  presentation here displayed  consists of a line graph. The corresponding  components  of the line  graph are  listed  underneath.  The
Class B Shares of  Independence  One U.S.  Government  Securities Fund (the
"Fund") are  represented  by a solid line. The Merrill Lynch
U.S.  Treasury/Agency  Master  Index  (MLUSTA) is  represented  by a dashed line. The line graph is a visual  representation  of a comparison of change in value of a  $10,000  hypothetical  investment  in Class B Shares  of the
Fund and the MLUSTA.  The "x" axis reflects  computation  periods from 3/8/00 (start of  performance)  to 4/30/01.  The "y" axis reflects the cost of the  investment in increments of $600  beginning  with $9,000 and ending with  $12,000.  The right  margin  reflects  the ending value of the hypothetical  investment  in the Fund's  Class B Shares as  compared to the
MLUSTA.  The ending  values  were  $10,601 and  $11,282, respectively.